Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 14, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Vestin Realty Mortgage II, Inc.
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		12,084,179
Amendment Flag	false
Entity Central Index Key	0001327603
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Consolidated Balance Sheets (Interim Period Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,109,000	$ 9,226,000	$ 7,884,000
Investment in marketable securities - related party	732,000	592,000	539,000
Interest and other receivables, net of allowance of $3,016,000 at September 30, 2012, $5,468,000 at December 31, 2011 and $3,952,000 at December 31, 2010	22,000	14,000	2,119,000
Notes receivable, net of allowance of $20,807,000 at September 30, 2012, $17,250,000 at December 31, 2011 and $14,131,000 at December 31, 2010	0	0	0
Real estate held for sale	9,159,000	10,767,000	12,808,000
Investment in real estate loans, net of allowance for loan losses of $3,573,000 at September 30, 2012, $26,247,000 at December 31, 2011 and $33,557,000 at December 31, 2010	(27,140,000)	(31,777,000)
Due from related parties	188,000	110,000	712,000
Assets under secured borrowings			1,320,000
Investment in MVP Realty Advisors	534,000
Other assets	214,000	149,000	150,000
Assets held for sale	57,661,000		59,416,000
Total assets	97,759,000	52,635,000	111,667,000
Liabilities
Accounts payable and accrued liabilities	724,000	753,000	5,325,000
Secured borrowings			1,088,000
Note payable	74,000	25,000	1,324,000
Unearned revenue			26,000
Deferred gain on sale of HFS	30,000	102,000
Liabilities related to assets held for sale	46,650,000		45,769,000
Total liabilities	47,478,000	880,000	53,532,000
Stockholders��� equity
Treasury stock, at cost, no shares at September 30, 2012, 189,378 shares at December 31, 2011 and 1,857,850 at December 31, 2010		(190,000)	(6,907,000)
Common stock, $0.0001 par value; 100,000,000 shares authorized; 12,084,179 shares issued and 12,084,179 outstanding at September 30, 2012 and 12,720,783 shares issued and 12,531,405 outstanding at December 31, 2011, and 14,997,363 shares issued and 13,139,513 outstanding at December 31, 2010	1,000	1,000	1,000
Additional paid-in capital	270,150,000	271,005,000	278,550,000
Accumulated deficit	(221,082,000)	(219,070,000)	(218,203,000)
Common shares held by trusts related to assets held for sale			(648,000)
Accumulated other comprehensive income (loss)	149,000	9,000	(37,000)
Total stockholders��� equity before non-controlling interest ��� related party	49,218,000	51,755,000	52,756,000
Total equity	50,281,000	51,755,000	58,135,000
Total liabilities and equity	97,759,000	52,635,000	111,667,000
Investment in Real Estate Loans [Member]
Assets
Investment in real estate loans, net of allowance for loan losses of $3,573,000 at September 30, 2012, $26,247,000 at December 31, 2011 and $33,557,000 at December 31, 2010	27,140,000	31,777,000	26,719,000
Minority Interest [Member]
Stockholders��� equity
Noncontrolling interest ��� related party	$ 1,063,000		$ 5,379,000

Consolidated Balance Sheets (Interim Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest and other receivables, allowance (in Dollars)	$ 3,016,000		$ 5,468,000		$ 3,952,000
Notes receivable, allowance (in Dollars)	20,807,000		17,250,000		14,131,000
Investment in real estate loans, allowance (in Dollars)	$ 3,573,000	[1]	$ 26,247,000	[1]	$ 33,557,000
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued (in Shares)	0		0		0
Treasury stock, at cost, shares (in Shares)	0		189,378		1,857,850
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000		100,000,000		100,000,000
Common stock, shares issued (in Shares)	12,056,000		12,720,783		14,997,363
Common stock, shares outstanding (in Shares)	12,056,000		12,531,405		13,139,513

[1]	Please refer to Specific Reserve Allowance below.

Consolidated Statements of Operations (Interim Periods Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues
Interest income from investment in real estate loans	$ 427,000	$ 259,000	$ 1,008,000	$ 1,016,000	$ 1,244,000	$ 1,829,000
Gain related to pay off of real estate loan, including recovery of allowance for loan loss	31,000	100,000	1,268,000	133,000	249,000	124,000
Gain related to pay off of notes receivable, including recovery of allowance for notes receivable	79,000		226,000		505,000	142,000
Other income		42,000		100,000	89,000
Total revenues	537,000	401,000	2,502,000	1,249,000	2,087,000	2,095,000
Operating expenses
Management fees - related party	242,000	274,000	791,000	823,000	1,098,000	1,098,000
Provision for loan loss	50,000	955,000	815,000	955,000	1,028,000	8,300,000
Interest expense	2,000	60,000	2,000	178,000	206,000	965,000
Professional fees	166,000	247,000	753,000	927,000	1,419,000	4,750,000
Provision for doubtful accounts related to receivable			(226,000)	(91,000)		133,000
Loan fees						3,000
Consulting	49,000	63,000	161,000	134,000	217,000	105,000
Insurance	73,000	73,000	219,000	230,000	304,000	316,000
Other	26,000	92,000	143,000	225,000	310,000	687,000
Total operating expenses	608,000	1,764,000	2,884,000	3,472,000	4,582,000	16,357,000
Income (loss) from operations	(71,000)	(1,363,000)	(382,000)	(2,223,000)	(2,495,000)	(14,262,000)
Non-operating income (loss)
Interest income from banking institutions		1,000	1,000	6,000	7,000	1,000
Recovery from settlement with loan guarantor	203,000		746,000
Settlement income	90,000		90,000
Gain on sale of marketable securities			15,000
Impairment of marketable securities - related party						(628,000)
Discounted professional fees				1,620,000	1,580,000
Settlement expense			(66,000)			(2,239,000)
Total other non-operating income (loss), net	293,000	1,000	786,000	1,626,000	1,587,000	(2,866,000)
Income (loss) from continuing operations	222,000	(1,362,000)	404,000	(597,000)	(908,000)	(17,128,000)
Discontinued operations, net of income taxes
Income from guarantors related to real estate held for sale						2,000
Net gain on sale of real estate held for sale		64,000	12,000	74,000	1,258,000	285,000
Expenses related to real estate held for sale	(252,000)	(258,000)	(1,094,000)	(657,000)	(867,000)	(1,138,000)
Write-downs on real estate held for sale		(708,000)	(1,420,000)	(1,321,000)	(1,951,000)	(3,686,000)
Gain related to HFS settlement					430,000
Income from asset held for sale, net of income taxes	95,000		95,000
Income from Hawaiian cemeteries and mortuaries, net of income taxes		862,000		1,739,000	1,889,000	159,000
Total income (loss) from discontinued operations	(157,000)	(40,000)	(2,407,000)	(165,000)	759,000	(4,378,000)
Net income (loss)	65,000	(1,402,000)	(2,003,000)	(762,000)	(149,000)	(21,506,000)
Allocation to noncontrolling interest ��� related party	9,000	328,000	9,000	661,000	718,000	60,000
Net income (loss) attributable to common stockholders	$ 56,000	$ (1,730,000)	$ (2,012,000)	$ (1,423,000)	$ (867,000)	$ (21,566,000)
Basic and diluted income (loss) per weighted average common share
Continuing operations (in Dollars per share)	$ 0.02	$ (0.11)	$ 0.03	$ (0.05)	$ (0.08)	$ (1.27)
Discontinued operations (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.2)	$ (0.06)	$ 0.01	$ (0.33)
Total basic and diluted income (loss) per weighted average common share (in Dollars per share)	$ 0.01	$ (0.13)	$ (0.17)	$ (0.11)	$ (0.07)	$ (1.6)
Weighted average common shares outstanding (in Shares)	12,273,764	12,969,862	12,444,897	13,082,341	12,991,208	13,464,092

Consolidated Statements of Other Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net income (loss)	$ 65,000	$ (1,402,000)	$ (2,003,000)	$ (762,000)
Unrealized holding loss on available-for-sale securities ��� related party	231,000	(60,000)	140,000	68,000
Unrealized gain on marketable securities on assets held for sale		(4,171,000)		(3,113,000)
Comprehensive income (loss)	296,000	(5,633,000)	(1,863,000)	(3,807,000)
Net (income) loss attributable to noncontrolling interest	(9,000)	(328,000)	(9,000)	(661,000)
Comprehensive income (loss) attributable to Vestin Realty Mortgage II, Inc.			(1,863,000)
Total [Member]
Comprehensive income (loss) attributable to Vestin Realty Mortgage II, Inc.	$ 287,000	$ (5,961,000)	$ (1,872,000)	$ (4,468,000)

Consolidated Statements of Equity and Other Comprehensive Loss (Interim Period Unaudited) (USD $)	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Shares Held by Trusts Related to Assets Held For Sale [Member]	Noncontrolling Interest [Member]	Total
Stockholders' Equity at Dec. 31, 2009	$ (6,152,000)	$ 1,000	$ 278,550,000	$ (196,637,000)	$ (552,000)			$ 75,210,000
Stockholders' Equity (in Shares) at Dec. 31, 2009	1,381,137	13,616,226
Net Loss				(21,566,000)			60,000	(21,506,000)
Recognition of Unrealized Loss on Marketable Securities ��� Related Party					628,000			628,000
Unrealized Gain (Loss) on Marketable Securities - Related Party					(113,000)			(113,000)
Comprehensive Loss								(20,991,000)
Noncontrolling Interest ��� Related Party							5,319,000	5,319,000
Purchase of Treasury Stock	(755,000)					(648,000)		(1,403,000)
Purchase of Treasury Stock (in Shares)	476,713	(476,713)
Stockholders' Equity at Dec. 31, 2010	(6,907,000)	1,000	278,550,000	(218,203,000)	(37,000)	(648,000)	5,379,000	58,135,000
Stockholders' Equity (in Shares) at Dec. 31, 2010	1,857,850	13,139,513
Net Loss				(867,000)			718,000	(149,000)
Unrealized Gain (Loss) on Marketable Securities - Related Party					46,000			46,000
Comprehensive Loss								(103,000)
Distributions ��� Related Party							(440,000)	(440,000)
Disposition of Assets Held for Sale						648,000	(5,657,000)	(5,009,000)
Retire Treasury Stock	7,545,000		(7,545,000)
Retire Treasury Stock (in Shares)	(2,087,202)							(2,087,202)
Purchase of Treasury Stock	(828,000)							(828,000)
Purchase of Treasury Stock (in Shares)	418,730	(418,730)
Stockholders' Equity at Dec. 31, 2011	(190,000)	1,000	271,005,000	(219,070,000)	9,000			51,755,000
Stockholders' Equity (in Shares) at Dec. 31, 2011	189,378	12,720,783
Net Loss				(2,012,000)			9,000	(2,003,000)
Unrealized Gain (Loss) on Marketable Securities - Related Party					140,000			140,000
Comprehensive Loss								(1,863,000)
Retire Treasury Stock	855,000		(855,000)
Retire Treasury Stock (in Shares)	(664,783)	684,786						(664,783)
Noncontrolling Interest ��� Related Party							1,054,000	1,054,000
Purchase of Treasury Stock	(665,000)							(665,000)
Purchase of Treasury Stock (in Shares)	475,405							(475,405)
Stockholders' Equity at Sep. 30, 2012		$ 1,000	$ 270,150,000	$ (221,082,000)	$ 149,000		$ 1,063,000	$ 50,281,000
Stockholders' Equity (in Shares) at Sep. 30, 2012		13,405,569

Consolidated Statements of Cash Flows (Interim Periods Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,003,000)	$ (762,000)	$ (149,000)	$ (21,506,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Recovery) provision of allowance for doubtful notes receivable	(226,000)	(91,000)		133,000
Gain related to recovery of allowance for loan loss	(1,268,000)	(133,000)	(249,000)
Gain related to recovery from settlement with loan guarantor	(90,000)
Provision for loan loss	815,000	956,000	1,028,000	8,300,000
Impairment of marketable securities - related party				628,000
Write-downs on real estate held for sale	1,420,000	1,321,000	1,951,000	3,686,000
Gain on sale of real estate held for sale			(267,000)
Loss on sale of real estate held for sale				169,000
Gain on proceeds from settlement	(746,000)
Gain on sale of marketable securities	(15,000)
Amortized interest income		(26,000)	(26,000)	(36,000)
Provision for doubtful accounts related to receivable included in other expense		1,117,000
Recovery of allowance for doubtful notes receivable included in other income			(505,000)	(124,000)
Prepaid interest income ��� unearned income				62,000
Amortized financing costs, included in interest expense				175,000
Change in operating assets and liabilities:
Interest and other receivables	(9,000)	988,000	2,105,000	(155,000)
Assets held for sale, net of liabilities	(95,000)	(580,000)	(590,000)	(159,000)
Purchase of investments in real estate loans	(78,000)	668,000	601,000	(395,000)
Transfer	(72,000)
Other assets	154,000	186,000	220,000	193,000
Accounts payable and accrued liabilities	(27,000)	(3,487,000)	(3,860,000)	1,013,000
Net cash provided by (used in) operating activities	(2,252,000)	157,000	(732,000)	(8,469,000)
Cash flows from investing activities:
Investments in real estate loans	(22,886,000)	(6,895,000)	(14,337,000)	(3,795,000)
Proceeds from loan payoffs	15,159,000	2,071,000	6,416,000	12,870,000
Sale of investments in real estate loans to:
Investment in MVP Realty Advisors	(534,000)
Proceeds related to real estate held for sale	207,000	160,000	479,000	11,418,000
Investment in asset held for sale	(900,000)
Proceeds on nonrefundable extension fees on real estate held for sale	24,000		89,000
Purchase of marketable securities	(1,011,000)	(6,000)	(6,000)
Net cash used in investing activities	(4,030,000)	(2,374,000)	5,758,000	14,612,000
Sale of marketable securities	1,026,000
Purchases of assets held for sale				(325,000)
Proceeds from sale of asset held for sale			9,369,000
Proceeds from notes receivable	226,000	91,000	505,000	161,000
Notes receivable				(37,000)
Cash flows from financing activities:
Principal payments on notes payable	(170,000)	(149,000)	(1,518,000)	(244,000)
Proceeds from issuance of notes payable				1,296,000
Distributions to holder of noncontrolling interest ��� related party		(387,000)	(440,000)
Cash used for pay down on secured borrowings		(1,088,000)	(1,088,000)
Purchase of treasury stock at cost	(665,000)	(638,000)	(638,000)	(755,000)
Net cash used in financing activities	(835,000)	(2,262,000)	(3,684,000)	297,000
NET CHANGE IN CASH	(7,117,000)	(4,479,000)	1,342,000
Cash and cash equivalents, beginning of period	9,226,000	7,884,000	7,884,000	1,444,000
Cash and cash equivalents, end of period	2,109,000	3,405,000	9,226,000	7,884,000
Supplemental disclosures of cash flows information:
Interest paid	2,000	178,000	206,000	747,000
Non-cash investing and financing activities:
Retirement of treasury stock	(855,000)		7,545,000
Treasury stock acquired through settlement			(190,000)
Payoff of loans funded through secured borrowings				6,822,000
Write-off of notes receivable and related allowance			8,090,000
Note payable relating to prepaid D & O insurance	219,000	219,000	219,000	244,000
Unrealized gain (loss) on marketable securities - related party	(140,000)	68,000	46,000	(113,000)
Adjustment to accrued interest and related allowance	(789,000)
Real estate held for sale acquired through foreclosure, net of prior allowance	32,000	160,000	160,000	9,033,000
Unrealized gain on marketable securities of assets held for sale		(3,113,000)
Other real estate owned acquired through deed in lieu, net of prior allowance	8,963,000
Assets held for sale acquired, net of related liabilities and noncontrolling interest ���related party				8,494,000
Deferred gain on asset held for sale			102,000
Investment in real estate loans by purchase of secured borrowings		1,320,000	1,320,000
Accrued liabilities related to sale of asset held for sale			38,000
Write-off of interest receivable and related allowance			160,000	658,000
Seller-financed real estate held for sale reclassification				3,500,000
Decrease in deposit liability related to pay off of real estate held for sale - seller financed				260,000
Adjustment to note receivable and related allowance for charge offs			3,580,000
Conversion of secured loans to unsecured notes receivable				4,957,000
Reclassification of loan, net of allowance for loan losses, to accounts receivable				1,956,000
Recognition of unrealized loss on marketable securities ��� related party				628,000
Loan Guarantor [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain related to recovery from settlement with loan guarantor	(746,000)
Sale of investments in real estate loans to:
Proceeds from settlement	746,000
Other Nonrecurring Gain [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on proceeds from settlement	(90,000)
Excluding Loan Guarantor [Member]
Sale of investments in real estate loans to:
Proceeds from settlement	90,000
Transfer Of Fully Allowed Interest Receivable And Related Allowance To Real Estate Held For Sale [Member]
Change in operating assets and liabilities:
Transfer	2,334,000
Transfer Of Fully Allowed Interest Receivable To Notes Receivable [Member]
Non-cash investing and financing activities:
Transfer of fully allowed interest receivable to notes receivable	907,000
Transfer of Real Estate Loans Converted to Unsecured Notes Receivable [Member]
Non-cash investing and financing activities:
Investments in real estate loans and related allowances transferred to note receivable	6,642,000
VRMI II [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on sale of real estate held for sale	(12,000)		(1,258,000)	(454,000)
VRMI I [Member]
Change in operating assets and liabilities:
Purchase of investments in real estate loans	(300,000)			(1,033,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans	1,000,000			2,000,000
Fund III [Member]
Change in operating assets and liabilities:
Purchase of investments in real estate loans				(200,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans			500,000
Third Parties [Member]
Change in operating assets and liabilities:
Purchase of investments in real estate loans				(6,822,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans	3,193,000	1,905,000	2,743,000	375,000
Related Parties [Member]
Purchase of investments in real estate loans from:
Related parties	(70,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans		$ 30,000

Note A - Organization - 10-Q	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE A — ORGANIZATION

Vestin Realty Mortgage II, Inc. (“VRM II”) formerly Vestin Fund II, LLC (“Fund II”) invests in loans secured by real estate through deeds of trust or mortgages (hereafter referred to collectively as “deeds of trust” and as defined in our management agreement (“Management Agreement”) as “Mortgage Assets”). In addition we may invest in, acquire, manage or sell real property or acquire entities involved in the ownership or management of real property. We commenced operations in June 2001. References in this report to the “Company,” “we,” “us,” or “our” refer to Fund II with respect to the period prior to April 1, 2006 and to VRM II with respect to the period commencing on April 1, 2006.

We operated as a real estate investment trust (“REIT”) through December 31, 2011. We are not a mutual fund or an investment company within the meaning of the Investment Company Act of 1940, nor are we subject to any regulation thereunder. As a REIT, we were required to have a December 31 fiscal year end. We announced on March 28, 2012 that we terminated our election to be treated as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), effective for the tax year ending December 31, 2012. Under the Code, we will not be able to make a new election to be taxed as a REIT during the four years following December 31, 2012. Pursuant to our charter, upon the determination by the Board of Directors that we should no longer qualify as a REIT, the restrictions on transfer and ownership of shares set forth in Article VII of our charter ceased to be in effect and, accordingly, shares of the Company’s stock are no longer be subject to such restrictions.

Vestin Group, Inc. (“Vestin Group”), a Delaware corporation, owns a significant majority of Vestin Mortgage, LLC, a Nevada limited liability company, which is our manager (the “manager” or “Vestin Mortgage”). On January 7, 2011, Vestin Mortgage converted from a corporation to a limited liability company. Michael Shustek, the CEO and managing member of our manager and CEO, President and a director of us, wholly owns Vestin Group, which is engaged in asset management, real estate lending and other financial services through its subsidiaries. Our manager, prior to June 30, 2006, also operated as a licensed Nevada mortgage broker and was generally engaged in the business of brokerage, placement and servicing of commercial loans secured by real property. Since February 14, 2011, the business of brokerage and placement of real estate loans have been performed by affiliated or non-affiliated mortgage brokers, including Advant Mortgage, LLC (“MVP Mortgage”), a licensed Nevada mortgage broker, which is wholly owned by Mr. Shustek.

Pursuant to a management agreement, our manager is responsible for managing our operations and implementing our business strategies on a day-to-day basis. Consequently, our operating results are dependent to a significant extent upon our manager’s ability and performance in managing our operations and servicing our loans.

Our board of directors has recommended that we change our manager by appointing VRM Management LLC (“Vestin Managment”) as its new manager. VRM Management is a newly formed Nevada limited liability company which is 90% owned by our Chairman and Chief Executive Officer, Michael Shustek and 10% owned by Craig Burr. Mr. Burr is an attorney who has been engaged in the private practice of law in Las Vegas, Nevada for more than 19 years. The current employees and officers of Vestin Mortgage would join VRM Management and would continue to render services to us through this new entity.

The terms of the proposed management agreement with VRM Management are identical to our current Management Agreement with Vestin Mortgage. In addition, VRM Management will be subject to the continuing oversight of our board of directors to be the same extent as Vestin Mortgage.

Vestin Mortgage is also the manager of Vestin Realty Mortgage I, Inc. (“VRM I”), as the successor by merger to Vestin Fund I, LLC (“Fund I”) and Vestin Fund III, LLC (“Fund III”). VRM I has investment objectives similar to ours, and Fund III is in the process of an orderly liquidation of its assets.

During April 2009, we entered into an accounting services agreement with Strategix Solutions, LLC (“Strategix Solutions”), a Nevada limited liability company, for the provision of accounting and financial reporting services. Strategix Solutions also provides accounting and financial reporting services to VRM I and Fund III. Our CFO and other members of our accounting staff are employees of Strategix Solutions. Strategix Solutions is managed by LL Bradford and Company, LLC (“LL Bradford”), a certified public accounting firm that has provided non-audit accounting services to us. The principal manager of LL Bradford was a former officer of our manager from April 1999 through January 1, 2005. Strategix Solutions is owned by certain partners of LL Bradford, none of whom are currently or were previously officers of our manager. As used herein, “management” means our manager, its manager, its executive officers and the individuals at Strategix Solutions who perform accounting and financial reporting services on our behalf.

NOTE A — ORGANIZATION

Vestin Realty Mortgage II, Inc. (“VRM II”) formerly Vestin Fund II, LLC (“Fund II”) invests in loans secured by real estate through deeds of trust or mortgages (hereafter referred to collectively as “deeds of trust” and as defined in our management agreement (“Management Agreement”) as “Mortgage Assets”). References in this report to the “Company,”“we,”“us,” or “our” refer to Fund II with respect to the period prior to April 1, 2006 and to VRM II with respect to the period commencing on April 1, 2006.  Because we were a limited liability company (“LLC”) during the prior periods reflected in this report, we make reference to Fund II’s “members” rather than “stockholders” in reporting our financial results.

We operate as a real estate investment trust (“REIT”).  We are not a mutual fund or an investment company within the meaning of the Investment Company Act of 1940, nor are we subject to any regulation thereunder.  As a REIT, we are required to have a December 31 fiscal year end.  Our Board of Directors has been exploring releasing our status as a REIT. We expect a resolution will be made by March 30, 2012 to terminate our REIT status based on legal advice to be received by this date. As such, the Company will not be taxed as a REIT for the year ending December 31, 2012.  The required filings to make this resolution effective have been prepared and submitted to the Internal Revenue Service as of the date of this filing.

Vestin Group, Inc. (“Vestin Group”), a Delaware corporation, owns a significant majority of Vestin Mortgage, LLC, a Nevada limited liability company, who is our manager (the “manager” or “Vestin Mortgage”). On January 7, 2011, Vestin Mortgage converted from a corporation to a limited liability company.  Michael Shustek, the CEO and managing member of our manager and CEO, President and a director of us, wholly owns Vestin Group, which is engaged in asset management, real estate lending and other financial services through its subsidiaries.  Our manager, prior to June 30, 2006, also operated as a licensed Nevada mortgage broker and was generally engaged in the business of brokerage, placement and servicing of commercial loans secured by real property.  On July 1, 2006, a mortgage broker license was issued to an affiliated company, Vestin Originations, Inc. (“Vestin Originations”), which is majority-owned by Vestin Group.  Vestin Originations continued the business of brokerage, placement and servicing of real estate loans.  Effective February 14, 2011, the business of brokerage and placement of real estate loans will be performed by affiliated or non-affiliated mortgage brokers, including Vestin Originations and Advant Mortgage, LLC (“Advant”), both licensed Nevada mortgage brokers, which are indirectly majority by Mr. Shustek.

As discussed in Part I, Item 1, Business of this Annual Report on Form 10-K, we are managed by Vestin Mortgage pursuant to a management agreement.  Vestin Mortgage is also the manager of Vestin Realty Mortgage I, Inc. (“VRM I”), as the successor by merger to Vestin Fund I, LLC (“Fund I”) and Vestin Fund III, LLC (“Fund III”).  These entities were formed to invest in real estate loans.  VRM I has investment objectives similar to ours, and Fund III is in the process of an orderly liquidation of its assets.

The consolidated financial statements include the accounts of us, our wholly owned taxable REIT subsidiary, Vestin TRS II, Inc (“TRS II”), Hawaii Funeral Services, LLC (“HFS”) and related trusts (see Note G).  All significant inter-company transactions and balances have been eliminated in consolidation.

During April 2009, we entered into an accounting services agreement with Strategix Solutions, LLC (“Strategix Solutions”), a Nevada limited liability company, for the provision of accounting and financial reporting services.  Strategix Solutions also provides accounting and financial reporting services to VRM I and Fund III.  Our CFO and other members of our accounting staff are employees of Strategix Solutions.  Strategix Solutions is managed by LL Bradford and Company, LLC ("LL Bradford"), a certified public accounting firm that has provided non-audit accounting services to us.  The principal manager of LL Bradford was a former officer of our manager from April 1999 through January 1, 2005.  Strategix Solutions is owned by certain partners of LL Bradford, none of whom are currently or were previously officers of our manager.  As used herein, “management” means our manager, its manager, its executive officers and the individuals at Strategix Solutions who perform accounting and financial reporting services on our behalf.

On January 21, 2011, Eric Bullinger was appointed as our new CFO by the Board of Directors, pursuant to the terms of our agreement with Strategix Solutions, who was responsible for designating, subject to the approval of our Board of Directors, a new CFO for the Company.  From May 21, 2010, until January 21, 2011, our current CEO, Michael Shustek, was acting as our interim CFO.

Note B - Summary Of Significant Accounting Policies - 10-Q	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE B — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with information included in the 2011 annual report filed on Form 10-K.

Management Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include interest-bearing and non-interest-bearing bank deposits, money market accounts, short-term certificates of deposit with original maturities of three months or less, and short-term instruments with a liquidation provision of one month or less.

Revenue Recognition

Interest is recognized as revenue on performing loans when earned according to the terms of the loans, using the effective interest method. We do not accrue interest income on loans once they are determined to be non-performing. A loan is non-performing when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due. Cash receipts will be allocated to interest income, except when such payments are specifically designated by the terms of the loan as principal reduction. Interest is fully allowed for on impaired loans and is recognized on a cash basis method.

Investments in Real Estate Loans

We may, from time to time, acquire or sell investments in real estate loans from or to our manager or other related parties pursuant to the terms of our Management Agreement without a premium. The primary purpose is to either free up capital to provide liquidity for various reasons, such as loan diversification, or place excess capital in investments to maximize the use of our capital. Selling or buying loans allows us to diversify our loan portfolio within these parameters. Due to the short-term nature of the loans we make and the similarity of interest rates in loans we normally would invest in, the fair value of a loan typically approximates its carrying value. Accordingly, discounts or premiums typically do not apply upon sales of loans and therefore, generally no gain or loss is recorded on these transactions, regardless of whether to a related or unrelated party.

Investments in real estate loans are secured by deeds of trust or mortgages. Generally, our real estate loans require interest only payments with a balloon payment of the principal at maturity. We have both the intent and ability to hold real estate loans until maturity and therefore, real estate loans are classified and accounted for as held for investment and are carried at amortized cost. Loans sold to or purchased from affiliates are accounted for at the principal balance and no gain or loss is recognized by us or any affiliate. Loan-to-value ratios are initially based on appraisals obtained at the time of loan origination and are updated, when new appraisals are received or when management’s assessment of the value has changed, to reflect subsequent changes in value estimates. Such appraisals are generally dated within 12 months of the date of loan origination and may be commissioned by the borrower.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructuring, and performing and non-performing loans in wh ich full payme nt of principal or interest is not expected. The Company calculates an allowance required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or at the loan’s observable market price or the fair value of its collateral.

Loans that have been modified from their original terms are evaluated to determine if the loan meets the definition of a Troubled Debt Restructuring (“TDR”) as defined by Accounting Standards Codifications 310-40. When the Company modifies the terms of an existing loan that is considered a TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement. If the modification calls for deferred interest, it is recorded as interest income as cash is collected.

Allowance for Loan Losses

We maintain an allowance for loan losses on our investments in real estate loans for estimated credit impairment. Our manager’s estimate of losses is based on a number of factors including the types and dollar amounts of loans in the portfolio, adverse situations that may affect the borrower’s ability to repay, prevailing economic conditions and the underlying collateral securing the loan. Additions to the allowance are provided through a charge to earnings and are based on an assessment of certain factors, which may indicate estimated losses on the loans. Actual losses on loans are recorded first as a reduction to the allowance for loan losses. Generally, subsequent recoveries of amounts previously charged off are recognized as income.

Estimating allowances for loan losses requires significant judgment about the underlying collateral, including liquidation value, condition of the collateral, competency and cooperation of the related borrower and specific legal issues that affect loan collections or taking possession of the property. As a commercial real estate lender willing to invest in loans to borrowers who may not meet the credit standards of other financial institutional lenders, the default rate on our loans could be higher than those generally experienced in the real estate lending industry. We and our manager generally approve loans more quickly than other real estate lenders and, due to our expedited underwriting process; there is a risk that the credit inquiry we perform will not reveal all material facts pertaining to a borrower and the security.

Additional facts and circumstances may be discovered as we continue our efforts in the collection and foreclosure processes. This additional information often causes management to reassess its estimates. In recent years, we have revised estimates of our allowance for loan losses. Circumstances that have and may continue to cause significant changes in our estimated allowance include, but are not limited to:

● Declines in real estate market conditions, which can cause a decrease in expected market value;

● Discovery of undisclosed liens for community improvement bonds, easements and delinquent property taxes;

● Lack of progress on real estate developments after we advance funds. We customarily utilize disbursement agents to monitor the progress of real estate developments and approve loan advances. After further inspection of the related property, progress on construction occasionally does not substantiate an increase in value to support the related loan advances;

● Unanticipated legal or business issues that may arise subsequent to loan origination or upon the sale of foreclosed property; and

● Appraisals, which are only opinions of value at the time of the appraisal, may not accurately reflect the value of the property.

Discontinued Operations

We have reclassified for all periods presented in the accompanying consolidated statements of operations, the amounts related to discontinued operations and real estate held for sale, in accordance with the applicable accounting criteria. In addition, the assets and liabilities related to the discontinued operations are reported separately in the accompanying consolidated balance sheets as real estate held for sale, assets held for sale, and liabilities related to assets held for sale.

Real Estate Held for Sale

Real estate held for sale (“REO”) includes real estate acquired through foreclosure and will be carried at the lower of the recorded amount, inclusive of any senior indebtedness, or the property’s estimated fair value, less estimated costs to sell, with fair value based on appraisals and knowledge of local market conditions. While pursuing foreclosure actions, we seek to identify potential purchasers of such property. We generally seek to sell properties acquired through foreclosure as quickly as circumstances permit, taking into account current economic conditions. The carrying values of REO are assessed on a regular basis from updated appraisals, comparable sales values or purchase offers.

Management classifies real estate as REO when the following criteria are met:

 Management commits to a plan to sell the properties;
● The property is available for immediate sale in its present condition subject only to terms that are usual and customary;

● An active program to locate a buyer and other actions required to complete a sale have been initiated;

● The sale of the property is probable;

● The property is being actively marketed for sale at a reasonable price; and

● Withdrawal or significant modification of the sale is not likely.

Real Estate Held For Sale – Seller-Financed

We occasionally finance sales of foreclosed properties (“seller-financed REO”) to third parties. In order to record a sale of real estate when we provide financing, the buyer of the real estate is required to make minimum initial and continuing investments. Minimum initial investments range from 10% to 25% based on the type of real estate sold. In addition, there are limits on commitments and contingent obligations incurred by a seller in order to record a sale.

Because we occasionally foreclose on loans with raw land or developments in progress, available financing for such properties is often limited and we frequently provide financing up to 100% of the selling price on these properties. In addition, we may make additional loans to the buyer to continue development of a property. Although sale agreements are consummated at closing, they lack adequate initial investment by the buyer to qualify as a sale transaction. These sale agreements are not recorded as a sale until the minimum requirements are met.

These sale agreements are recorded under the deposit method or cost recovery method. Under the deposit method, no profit is recognized and any cash received from the buyer is reported as a deposit liability on the balance sheet. Under the cost recovery method, no profit is recognized until payments by the buyer exceed the carrying basis of the property sold. Principal payments received will reduce the related receivable, and interest collections will be recorded as unrecognized gross profit on the balance sheet. The carrying values of these properties would be included in real estate held for sale – seller financed on the consolidated balance sheets, when applicable.

In cases where the investment by the buyer is significant (generally 20% or more) and the buyer has an adequate continuing investment, the purchase money debt is not subject to future subordination, and a full transfer of risks and rewards has occurred, we will use the full accrual method. Under the full accrual method, a sale is recorded and the balance remaining to be paid is recorded as a normal note. Interest is recorded as income when received.

Classification of Operating Results from Real Estate Held for Sale

Generally, operating results and cash flows from long-lived assets held for sale are to be classified as discontinued operations as a separately stated component of net income. Our operations related to REO are separately identified in the accompanying consolidated statements of operations.

Secured Borrowings

Secured borrowings provide an additional source of capital for our lending activity. Secured borrowings allow us to increase the diversification of our loan portfolio and to invest in loans that we might not otherwise invest in. We do not receive any fees for entering into secured borrowing arrangements; however, we may receive revenue for any differential of the interest spread, if applicable. Loans in which unaffiliated investors have participated through inter-creditor agreements (“Inter-creditor Agreements”) are accounted for as secured borrowings.

The Inter-creditor Agreements provide us additional funding sources for real estate loans whereby an unaffiliated investor (the “Investor”) may participate on a non-pari-passu basis in certain real estate loans with us and/or VRM I (collectively, the “Lead Lenders”). In the event of borrower non-performance, the Inter-creditor Agreements generally provide that the Lead Lenders must repay the Investor’s loan amount either by (i) continuing to remit to the Investor the interest due on the participated loan amount; (ii) substituting an alternative loan acceptable to the Investor; or (iii) repurchasing the participation from the Investor for the outstanding balance plus accrued interest.

Additionally, an Investor may participate in certain loans with the Lead Lenders through participation agreements. In the event of borrower non-performance, the participation agreement may allow the Investor to be repaid up to the amount of the Investor’s investment prior to the Lead Lenders being repaid. Real estate loan financing under the participation agreements are also accounted for as a secured borrowing. We do not receive any revenues for entering into secured borrowing arrangements.

Investment in Marketable Securities – Related Party

Investment in marketable securities – related party consists of stock in VRM I. The securities are stated at fair value as determined by the closing market prices as of September 30, 2012 and December 31, 2011. All securities are classified as available-for-sale.

We are required to evaluate our available-for-sale investment for other-than-temporary impairment charges. We will determine when an investment is considered impaired (i.e., decline in fair value below its amortized cost), and evaluate whether the impairment is other than temporary (i.e., investment value will not be recovered over its remaining life). If the impairment is considered other than temporary, we will recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

According to the SEC Staff Accounting Bulletin, Topic 5: Miscellaneous Accounting, M - Other Than Temporary Impairment of Certain Investments in Debt and Equity Securities , there are numerous factors to be considered in such an evaluation and their relative significance will vary from case to case. The following are a few examples of the factors that, individually or in combination, indicate that a decline is other than temporary and that a write-down of the carrying value is required:

● The length of the time and the extent to which the market value has been less than cost;

● The financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; or

● The intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value.

Fair Value Disclosures

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “the exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. The established hierarchy for inputs used, in measuring fair value, maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

● Level 1 – Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

● Level 2 – Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

● Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement, which utilize the Company’s estimates and assumptions.

If the volume and level of activity for an asset or liability have significantly decreased, we will still evaluate our fair value estimate as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In addition, since we are a publicly traded company, we are required to make our fair value disclosures for interim reporting periods.

Basic and Diluted Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been exercised. We had no outstanding common share equivalents during the three months ended September 30, 2012 and 2011.

Common Stock Dividends

During June 2008, our Board of Directors decided to suspend the payment of dividends. Our Board of Directors will closely monitor our operating results in order to determine when dividends should be reinstated; however, we do not expect reinstatement of dividends in the foreseeable future.

Treasury Stock

On June 7, 2012, our Board of Directors approved the adoption of a prearranged stock repurchase plan intended to qualify for the safe harbor under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended (“10b5-1 Plan”). The 10b5-1 Plan will become effective on the third business day following the earliest to occur of (i) completion of the proposed acquisition by the Company of VRM I in a stock for stock merger pursuant to a definitive merger agreement dated May 30, 2012 (the “Merger Agreement”), (ii) a vote by our shareholders or VRM I to reject the proposed merger or (iii) termination of the Merger Agreement by VRM I. The 10b5-1 Plan will terminate twelve months after its effective date, unless terminated sooner in accordance with its terms. Purchases may be made in the open market or through privately negotiated transactions in support of the Company’s stock repurchase plan. Purchases in the open market will be made in compliance with Rule 10b-18 under the Securities Exchange Act of 1934. The Company is authorized to purchase up to $5,200,000 of its common stock pursuant to the 10b5-1 Plan. During the nine months ended September 30, 2012 we purchased 475, 405 shares of treasury stock and retired 664,783.

Segments

We are currently authorized to operate two reportable segments, investments in real estate loans and investments in real property. As of September 30, 2012, we had not commenced investing in real property.

Our objective is to invest approximately 97% of our assets in real estate loans and real estate investments, while maintaining approximately 3% as a working capital cash reserve. Current market conditions have impaired our ability to be fully invested in real estate loans and real estate investments. As of September 30, 2012, approximately 28% of our assets, net of allowance for loan losses, are classified as investments in real estate loans.

Principles of Consolidation

Our consolidated financial statements include the accounts of VRM II, Vestin TRS II, Inc., our wholly owned subsidiary, 1701 Commerce, LLC and Hawaii Funeral Service, LLC, in which we had a controlling interest through December 1, 2011. Our consolidated financial statements also included the accounts of the funeral merchandise and service trusts, cemetery merchandise and service trusts, and cemetery perpetual care trusts (“Trusts”) in which we had a variable interest and HFS was the primary beneficiary through December 1, 2011. Intercompany balances and transactions have been eliminated in consolidation.

Business Combinations

In December 2007, the Financial Accounting Standards Board (FASB) revised the authoritative guidance for business combinations, establishing principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired (including goodwill), the liabilities assumed, and any noncontrolling interest in the acquiree. Subsequently, on April 1, 2009, the FASB amended and clarified certain aspects of its authoritative guidance on initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. We apply the FASB authoritative guidance to all business combinations for which the acquisition date is on or after January 1, 2009, and to certain future income tax effects related to our prior business combinations, should they arise.

Noncontrolling Interests

The FASB issued authoritative guidance for noncontrolling interests in December 2007, which establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary, which is sometimes referred to as an unconsolidated investment, is an ownership interest in the consolidated entity that should be reported as a component of equity in the consolidated financial statements. Among other requirements, the guidance requires consolidated net income to be reported at amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated income statement, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest.

Income Taxes

The Company accounts for its income taxes under the assets and liabilities method, which requires recognition of deferred tax assets and liabilities for future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. A valuation allowance is established against deferred tax assets that do not meet the criteria for recognition. In the event the Company were to determine that it would be able to realize deferred income tax assets in the future in excess of their net recorded amount, they would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Company follows the accounting guidance which provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized initially and in subsequent periods. Also included is guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

NOTE B — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”).  Management has included all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented.

Management Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include interest-bearing and non-interest-bearing bank deposits, money market accounts, short-term certificates of deposit with original maturities of three months or less, and short-term instruments with a liquidation provision of one month or less.

Revenue Recognition

Interest is recognized as revenue on performing loans when earned according to the terms of the loans, using the effective interest method.  We do not accrue interest income on loans once they are determined to be non-performing.  A loan is non-performing when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due.  Cash receipts will be allocated to interest income, except when such payments are specifically designated by the terms of the loan as principal reduction.  Interest is fully allowed for on impaired loans and is recognized on a cash basis method.

Investments in Real Estate Loans

We may, from time to time, acquire or sell investments in real estate loans from or to our manager or other related parties pursuant to the terms of our Management Agreement without a premium.  The primary purpose is to either free up capital to provide liquidity for various reasons, such as loan diversification, or place excess capital in investments to maximize the use of our capital.  Selling or buying loans allows us to diversify our loan portfolio within these parameters.  Due to the short-term nature of the loans we make and the similarity of interest rates in loans we normally would invest in, the fair value of a loan typically approximates its carrying value.  Accordingly, discounts or premiums typically do not apply upon sales of loans and therefore, generally no gain or loss is recorded on these transactions, regardless of whether to a related or unrelated party.

Investments in real estate loans are secured by deeds of trust or mortgages.  Generally, our real estate loans require interest only payments with a balloon payment of the principal at maturity.  We have both the intent and ability to hold real estate loans until maturity and therefore, real estate loans are classified and accounted for as held for investment and are carried at amortized cost.  Loans sold to or purchased from affiliates are accounted for at the principal balance and no gain or loss is recognized by us or any affiliate.  Loan-to-value ratios are initially based on appraisals obtained at the time of loan origination and are updated, when new appraisals are received or when management’s assessment of the value has changed, to reflect subsequent changes in value estimates.  Such appraisals are generally dated within 12 months of the date of loan origination and may be commissioned by the borrower.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Company’s impaired loans include troubled debt restructuring, and performing and non-performing loans in which full payment of principal or interest is not expected.  The Company calculates an allowance required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or at the loan’s observable market price or the fair value of its collateral.

Loans that have been modified from their original terms are evaluated to determine if the loan meets the definition of a Troubled Debt Restructuring (“TDR”) as defined by ASC 310-40.  When the Company modifies the terms of an existing loan that is considered a TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement.  If the modification calls for deferred interest, it is recorded as interest income as cash is collected.

Allowance for Loan Losses

We maintain an allowance for loan losses on our investments in real estate loans for estimated credit impairment.  Our manager’s estimate of losses is based on a number of factors including the types and dollar amounts of loans in the portfolio, adverse situations that may affect the borrower’s ability to repay, prevailing economic conditions and the underlying collateral securing the loan.  Additions to the allowance are provided through a charge to earnings and are based on an assessment of certain factors, which may indicate estimated losses on the loans.  Actual losses on loans are recorded first as a reduction to the allowance for loan losses.  Generally, subsequent recoveries of amounts previously charged off are recognized as income.

Estimating allowances for loan losses requires significant judgment about the underlying collateral, including liquidation value, condition of the collateral, competency and cooperation of the related borrower and specific legal issues that affect loan collections or taking possession of the property.  As a commercial real estate lender willing to invest in loans to borrowers who may not meet the credit standards of other financial institutional lenders, the default rate on our loans could be higher than those generally experienced in the real estate lending industry.  We and our manager generally approve loans more quickly than other real estate lenders and, due to our expedited underwriting process; there is a risk that the credit inquiry we perform will not reveal all material facts pertaining to a borrower and the security.

Additional facts and circumstances may be discovered as we continue our efforts in the collection and foreclosure processes.  This additional information often causes management to reassess its estimates.  In recent years, we have revised estimates of our allowance for loan losses.  Circumstances that have and may continue to cause significant changes in our estimated allowance include, but are not limited to:

•	Declines in real estate market conditions, which can cause a decrease in expected market value;

•	Discovery of undisclosed liens for community improvement bonds, easements and delinquent property taxes;

•
Lack of progress on real estate developments after we advance funds.  We customarily utilize disbursement agents to monitor the progress of real estate developments and approve loan advances.  After further inspection of the related property, progress on construction occasionally does not substantiate an increase in value to support the related loan advances;

•	Unanticipated legal or business issues that may arise subsequent to loan origination or upon the sale of foreclosed property; and

•	Appraisals, which are only opinions of value at the time of the appraisal, may not accurately reflect the value of the property.

Discontinued Operations

We have reclassified for all periods presented in the accompanying consolidated statements of operations, the amounts related to discontinued operations and real estate held for sale, in accordance with the applicable accounting criteria.  In addition, the assets and liabilities related to the discontinued operations are reported separately in the accompanying consolidated balance sheets as real estate held for sale, assets held for sale, and liabilities related to assets held for sale.

Real Estate Held for Sale

Real estate held for sale (“REO”) includes real estate acquired through foreclosure and will be carried at the lower of the recorded amount, inclusive of any senior indebtedness, or the property's estimated fair value, less estimated costs to sell, with fair value based on appraisals and knowledge of local market conditions.  While pursuing foreclosure actions, we seek to identify potential purchasers of such property.  It is not our intent to invest in or to own real estate as a long-term investment.  We generally seek to sell properties acquired through foreclosure as quickly as circumstances permit, taking into account current economic conditions.  The carrying values of REO are assessed on a regular basis from updated appraisals, comparable sales values or purchase offers.

Management classifies real estate as REO when the following criteria are met:

•	Management commits to a plan to sell the properties;

•	The property is available for immediate sale in its present condition subject only to terms that are usual and customary;

•	An active program to locate a buyer and other actions required to complete a sale have been initiated;

•	The sale of the property is probable;

•	The property is being actively marketed for sale at a reasonable price; and

•	Withdrawal or significant modification of the sale is not likely.

Real Estate Held For Sale – Seller-Financed

We occasionally finance sales of foreclosed properties (“seller-financed REO”) to third parties.  In order to record a sale of real estate when we provide financing, the buyer of the real estate is required to make minimum initial and continuing investments.  Minimum initial investments range from 10% to 25% based on the type of real estate sold.  In addition, there are limits on commitments and contingent obligations incurred by a seller in order to record a sale.

Because we occasionally foreclose on loans with raw land or developments in progress, available financing for such properties is often limited and we frequently provide financing up to 100% of the selling price on these properties.  In addition, we may make additional loans to the buyer to continue development of a property.  Although sale agreements are consummated at closing, they lack adequate initial investment by the buyer to qualify as a sale transaction.  These sale agreements are not recorded as a sale until the minimum requirements are met.

These sale agreements are recorded under the deposit method or cost recovery method. Under the deposit method, no profit is recognized and any cash received from the buyer is reported as a deposit liability on the balance sheet.  Under the cost recovery method, no profit is recognized until payments by the buyer exceed the carrying basis of the property sold.  Principal payments received will reduce the related receivable, and interest collections will be recorded as unrecognized gross profit on the balance sheet.  The carrying values of these properties would be included in real estate held for sale – seller financed on the consolidated balance sheets, when applicable.

In cases where the investment by the buyer is significant (generally 20% or more) and the buyer has an adequate continuing investment, the purchase money debt is not subject to future subordination, and a full transfer of risks and rewards has occurred, we will use the full accrual method.  Under the full accrual method, a sale is recorded and the balance remaining to be paid is recorded as a normal note.  Interest is recorded as income when received.

Secured Borrowings

Secured borrowings provide an additional source of capital for our lending activity.  Secured borrowings allow us to increase the diversification of our loan portfolio and to invest in loans that we might not otherwise invest in.  We do not receive any fees for entering into secured borrowing arrangements; however, we may receive revenue for any differential of the interest spread, if applicable.  Loans in which unaffiliated investors have participated through inter-creditor agreements (“Inter-creditor Agreements”) are accounted for as secured borrowings.

The Inter-creditor Agreements provide us additional funding sources for real estate loans whereby an unaffiliated investor (the “Investor”) may participate on a non-paripassu basis in certain real estate loans with us and/or VRM I (collectively, the “Lead Lenders”).  In the event of borrower non-performance, the Inter-creditor Agreements generally provide that the Lead Lenders must repay the Investor’s loan amount either by (i) continuing to remit to the Investor the interest due on the participated loan amount; (ii) substituting an alternative loan acceptable to the Investor; or (iii) repurchasing the participation from the Investor for the outstanding balance plus accrued interest.

Additionally, an Investor may participate in certain loans with the Lead Lenders through Participation Agreements.  In the event of borrower non-performance, the Participation Agreement may allow the Investor to be repaid up to the amount of the Investor’s investment prior to the Lead Lender being repaid.  Real estate loan financing under the Participation Agreements are also accounted for as a secured borrowing.  We do not receive any revenues for entering into secured borrowing arrangements.

Investment in Marketable Securities – Related Party

Investment in marketable securities – related party consists of stock in VRM I.  The securities are stated at fair value as determined by the closing market prices as of December 31, 2011 and 2010.  All securities are classified as available-for-sale.

We are required to evaluate our available-for-sale investment for other-than-temporary impairment charges.  We will determine when an investment is considered impaired (i.e., decline in fair value below its amortized cost), and evaluate whether the impairment is other than temporary (i.e., investment value will not be recovered over its remaining life).  If the impairment is considered other than temporary, we will recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

According to the SEC Staff Accounting Bulletin, Topic 5: Miscellaneous Accounting, M - Other Than Temporary Impairment of Certain Investments in Debt and Equity Securities, there are numerous factors to be considered in such an evaluation and their relative significance will vary from case to case.  The following are a few examples of the factors that individually or in combination, indicate that a decline is other than temporary and that a write-down of the carrying value is required:

•	The length of the time and the extent to which the market value has been less than cost;

•
The financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; or

•	The intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value.

Fair Value Disclosures

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “the exit price”) in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows.  The established hierarchy for inputs used, in measuring fair value, maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

•
Level 1 – Valuations based on quoted prices in active markets for identical instruments that the Company is able to access.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•
Level 2 – Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement, which utilize the Company’s estimates and assumptions.

If the volume and level of activity for an asset or liability have significantly decreased, we will still evaluate our fair value estimate as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  In addition, since we are a publicly traded company, we are required to make our fair value disclosures for interim reporting periods.

Basic and Diluted Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been exercised.  We had no outstanding common share equivalents during the years ended December 31, 2011 and 2010.

Common Stock Dividends

During June 2008, our Board of Directors decided to suspend the payment of dividends.  We will continue to comply with the REIT requirements and will distribute at least ninety percent (90%) of our REIT taxable income.  Our Board of Directors will closely monitor our operating results in order to determine when dividends should be reinstated; however, we do not expect them to be reinstating dividends in the foreseeable future.

Treasury Stock

On March 21, 2007, our board of directors authorized the repurchase of up to $10 million worth of our common stock.  Depending upon market conditions, shares may be repurchased from time to time at prevailing market prices through open market or privately negotiated transactions.  We are not obligated to purchase any shares.  Subject to applicable securities laws, repurchases may be made at such times and in such amounts, as our manager deems appropriate.  As of December 31, 2011 we had a total of 2,276,580 shares of treasury stock of which 189,378 were received as a part of a settlement in the amount of approximately 0.2 million.  On this date we retired 2,087,202 shares leaving a balance of 189,378 at a cost of approximately $0.2 million.  As of December 31, 2010 we had a total of 1,857,850 shares of treasury stock carried on our books at cost totaling approximately $6.9 million.

Segments

We are currently authorized to operate two reportable segments, investments in real estate loans and investments in real property.  As of December 31, 2011, we had not commenced investing in real property.

Our objective is to invest approximately 97% of our assets in real estate loans and real estate investments, while maintaining approximately 3% as a working capital cash reserve.  Current market conditions have impaired our ability to be fully invested in real estate loans.  As of December 31, 2011, approximately 60% of our assets, net of allowance for loan losses, are classified as investments in real estate loans.

Reclassifications

Certain amounts in the December 31, 2010 consolidated financial statements have been reclassified to conform to the December 31, 2011 presentation.

Principles of Consolidation

Our consolidated financial statements include the accounts of VRM II, TRS II, our wholly owned subsidiary, and Hawaii Funeral Services, LLC (“HFS”), in which we had a controlling interest through December 1, 2011. Our consolidated financial statements also included the accounts of the funeral merchandise and service trusts, cemetery merchandise and service trusts, and cemetery perpetual care trusts (“Trusts”) in which we had a variable interest and were the primary beneficiary. Intercompany balances and transactions have been eliminated in consolidation.

The Trusts are variable interest entities of HFS, as defined in ASC Topic 810. In accordance with this guidance, we have determined that we were the primary beneficiary of these trusts, as we absorbed a majority of the losses and returns associated with these trusts. We consolidated our Trust investments with a corresponding amount recorded as Care trusts’ corpus.

Noncontrolling Interests

The FASB issued authoritative guidance for noncontrolling interests in December 2007, which establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary, which is sometimes referred to as an unconsolidated investment, is an ownership interest in the consolidated entity that should be reported as a component of equity in the consolidated financial statements. Among other requirements, the guidance requires consolidated net income to be reported at amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated income statement, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest.

Income Taxes

As of December 31, 2011 we were organized and conducted our operations to qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the “Code”) and to comply with the provisions of the Internal Revenue Code with respect thereto.  A REIT is generally not subject to federal income tax on that portion of its REIT taxable income (“Taxable Income”) which is distributed to its stockholders, provided that at least 90% of Taxable Income is distributed and provided that certain other requirements are met.  Our Taxable Income may substantially exceed or be less than our net income as determined based on GAAP, because, differences in GAAP and taxable net income consist primarily of allowances for loan losses or doubtful account, write-downs on real estate held for sale, amortization of deferred financing cost, capital gains and losses, and deferred income.  Certain assets of ours are held in a taxable REIT subsidiary (“TRS”).  The income of a TRS is subject to federal and state income taxes.  For more information please refer to Note P – Subsequent Events

A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation process, based on the technical merits.  Based on our evaluation, we have concluded that there are no significant uncertain tax positions requiring recognition on our consolidated financial statements.  The net income tax provision for the years ended December 31, 2011and 2010 were approximately zero.

Note C - Financial Instruments And Concentrations Of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Insruments And Concentrations Of Credit Risk [Text Block]
NOTE C — FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

Financial instruments consist of cash, interest and other receivables, notes receivable, accounts payable and accrued liabilities, due to/from related parties and notes payable. The carrying values of these instruments approximate their fair values due to their short-term nature. Marketable securities – related party and investment in real estate loans are further described in Note K – Fair Value.

Financial instruments with concentration of credit and market risk include cash, interest and other receivables, marketable securities - related party, notes receivable, accounts payable and accrued liabilities, due to/from related parties, notes payable, and loans secured by deeds of trust.

We maintain cash deposit accounts and certificates of deposit that, at times, may exceed federally-insured limits. To date, we have not experienced any losses. As of September 30, 2012 and December 31, 2011, we had no funds in excess of the federally-insured limits. Additionally as of September 30, 2012 and December 31, 2011, the assets held for sale included no cash deposits held in excess of federally insured limits.

As of September 30, 2012, 58% and 24% of our loans were in Nevada and California respectively, compared to 36%, 28%, 19%, and 15% in Nevada, Arizona, Texas, and California, at December 31, 2011, respectively. As a result of this geographical concentration of our real estate loans, the downturn in the local real estate markets in these states has had a material adverse effect on us.

At September 30, 2012, the aggregate amount of loans to our three largest borrowers represented approximately 40% of our total investment in real estate loans. These real estate loans consisted of commercial and land loans, secured by properties located in Nevada and California, with a first lien position. Their interest rates are between 8% and 11%, and the aggregate outstanding balance is approximately $12.4 million. As of September 30, 2012, our largest loan, totaling approximately $6.7 million, is secured by property located in California, is a performing loan with an interest rate of 11%, and is a result of troubled debt restructuring. The other two loans, secured by property in Nevada, each have an interest rate of 8% and are considered performing. At December 31, 2011, the aggregate amount of loans to our three largest borrowers represented approximately 53% of our total investment in real estate loans. These real estate loans consisted of commercial and land loans, secured by property located in Arizona, Texas and California, with a first lien position on the California loan and second lien positions on the Arizona and Texas loans. Their interest rates ranged between 8% and 15%, and the aggregate outstanding balance was approximately $30.7 million.

The success of a borrower’s ability to repay its real estate loan obligation in a large lump-sum payment may be dependent upon the borrower’s ability to refinance the obligation or otherwise raise a substantial amount of cash. With the weakened economy, credit continues to be difficult to obtain and as such, many of our borrowers who develop and sell commercial real estate projects have been unable to complete their projects, obtain takeout financing or have been otherwise adversely impacted. In addition, an increase in interest rates over the loan rate applicable at origination of the loan may have an adverse effect on our borrower’s ability to refinance.

Common Guarantors

As of September 30, 2012 and December 31, 2011, two and four loans, respectively, totaling approximately $3.5 and $11.0 million, respectively, had a common guarantor. These loans represented approximately 11.3% and 19.0%, respectively, of our portfolio’s total value as of September 30, 2012 and December 31, 2011. All two and four loans, respectively, were considered performing as of September 30, 2012 and December 31, 2011.

As of September 30, 2012 and December 31 2011, four and nine loans totaling approximately $5.7 million and $6.2 million, respectively, representing approximately 18.4% and 10.7%, respectively, of our portfolio’s total value, had a common guarantor. At September 30, 2012 and December 31, 2011 all loans were considered performing.

As of September 30, 2012 four loans totaling approximately $8.1 million representing approximately 26.2% of our portfolio’s total value had a common guarantor. As of September 30, 2012 all loans were considered performing.

NOTE C — FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

Financial instruments consist of cash, interest and other receivables, notes receivable, accounts payable and accrued liabilities, due to/from related parties and notes payable.  The carrying values of these instruments approximate their fair values due to their short-term nature.  Marketable securities – related party and investment in real estate loans are further described in Note L – Fair Value.

Financial instruments with concentration of credit and market risk include cash, interest and other receivables, marketable securities - related party, notes receivable, accounts payable, accrued liabilities and secured borrowings, due to/from related parties, notes payable, and loans secured by deeds of trust.

We maintain cash deposit accounts and certificates of deposit which, at times, may exceed federally-insured limits.  To date, we have not experienced any losses.  As of December 31, 2011 and 2010, we had approximately $0 and $6.3 million, respectively, in excess of the federally-insured limits.

As of December 31, 2011, 36%, 28% 19% and 15% of our loans were in Nevada, Arizona, Texas and California, respectively, compared to 39%, 24% 21% and 16%, at December 31, 2010, respectively.  As a result of this geographical concentration of our real estate loans, the downturn in the local real estate markets in these states has had a material adverse effect on us.

At December 31, 2011, the aggregate amount of loans to our three largest borrowers represented approximately 53% of our total investment in real estate loans.  These real estate loans consisted of commercial and land loans, located in Arizona, Texas and California, with a first lien position on the California loan and second lien positions on the Arizona and Texas loans.  Their interest rates are between 8% and 15%, and the aggregate outstanding balance is approximately $30.7 million.  As of December31, 2011, our largest loan, totaling $12.6 million, is located in Arizona and has an interest rate of 15%, was considered non-performing and has been fully reserved.  The loan located in Texas, considered non-performing with an interest rate of 8%, is a result of troubled debt restructuring whereby the total interest is being fully deferred and was payable December 31, 2011.  Foreclosure proceedings have begun due to no payment being received.  The loan located in California, a performing loan with an interest rate of 11%, is a result of troubled debt restructuring.  Through March 25, 2011, interest was being paid monthly at 6% and deferred at 5%.  Effective March 25, 2011, the total interest is being fully deferred until February 2012, at which time 6% interest will, once again, be payable monthly and 5% will be deferred and due upon maturity.  See “Troubled Debt Restructuring” in Note D – Investments in Real Estate Loans.  At December 31, 2010, the aggregate amount of loans to our three largest borrowers represented approximately 51% of our total investment in real estate loans.  These real estate loans consisted of commercial and land loans, located in Arizona, Texas and California, with a first lien position on the California loan and second lien positions on the Arizona and Texas loans.  Their interest rates range between 8% and 15%, and the aggregate outstanding balance is approximately $30.7 million.

We have a significant concentration of credit risk with our largest borrowers.  During the year ended December 31, 2011, four of our performing loans totaling approximately $17.9 million, of which our portion was approximately $9.9 million, accounted for approximately 58% of our interest income.  Three of these loans were paid in full as of December 31, 2011.  During the year ended December 31, 2010, two of our performing loans totaling approximately $19.6 million, of which our portion was approximately $9.6 million, accounted for approximately 39% of our interest income.  One of these loans was paid in full as of December 31, 2010.  Any additional defaults in our loan portfolio will have a material adverse effect on us.

The success of a borrower’s ability to repay its real estate loan obligation in a large lump-sum payment may be dependent upon the borrower’s ability to refinance the obligation or otherwise raise a substantial amount of cash.  With the weakened economy, credit continues to be difficult to obtain and as such, many of our borrowers who develop and sell commercial real estate projects have been unable to complete their projects, obtain takeout financing or have been otherwise adversely impacted.  In addition, an increase in interest rates over the loan rate applicable at origination of the loan may have an adverse effect on our borrower’s ability to refinance.

Common Guarantors

As of December 31, 2011 and December 31, 2010, two and four loans, respectively totaling approximately $15.9 million and $19.8 million, respectively, representing approximately 27.3% and 32.8% of our portfolio’s total value, respectively, along with two unsecured notes receivable totaling approximately $3.9 million, had a common guarantor.  As of December 31, 2011 and December 31, 2010, both loans were fully reserved and were considered non-performing.  As of December 31, 2010, the two unsecured notes receivable were fully reserved; however, the guarantor of these notes had stopped making payments, and, as a result, the notes were fully charged off as of December 31, 2011.

As of December 31, 2011 and 2010, four loans totaling approximately $11.0 and $9.9 million, respectively, had a common guarantor.  These loans represented approximately 19.0% and 16.4%, respectively, of our portfolio’s total value as of December 31, 2011 and 2010.  One loan at December 31, 2010 was related to our secured borrowings of approximately $1.3 million including approximately $0.2 million in interest reserves.  As of December 31, 2011 we repurchased the secured borrowings portion of the loan.  Another loan at December 31, 2011 and 2010 is secured by a second deed of trust and had a balance of approximately $0.9 million and $1.0 million, respectively.  All four loans were considered performing as of December 31, 2011 and 2010.

As of December 31 2011 and 2010, nine and three loans totaling approximately $6.2 million and $3.1 million, respectively, representing approximately 10.7% and 5.2%, respectively, of our portfolio’s total value, had a common guarantor.  At December 31, 2011 and 2010, all loans were considered performing.

For additional information regarding the above non-performing loans, see “Non-Performing Loans” in Note D – Investments In Real Estate Loans.

Note D - Investments In Real Estate Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments In Real Estate Loans [Text Block]
NOTE D — INVESTMENTS IN REAL ESTATE LOANS

As of September 30, 2012 and December 31, 2011, most of our loans provided for interest only payments with a “balloon” payment of principal payable and any accrued interest payable in full at the end of the term. As of September 30, 2012, three loans had a variable interest rate adjusted quarterly at a rate of prime plus 3.30% (6.55% as of September 30, 2012).

In addition, we may invest in real estate loans that require borrowers to maintain interest reserves funded from the principal amount of the loan for a period of time. At September 30, 2012 and December 31, 2011, we had no investments in real estate loans that had interest reserves.

Loan Portfolio

As of September 30, 2012, we had five available real estate loan products consisting of commercial, construction, acquisition and development, land and residential. The effective interest rates on all product categories range from 4.5% to 15% which includes performing loans that are being fully or partially accrued and will be payable at maturity. Revenue by product will fluctuate based upon relative balances during the period.

Investments in real estate loans as of September 30, 2012, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Commercial	16	$20,533,000	8.89%	66.85%	65.17%
Land	3	10,180,000	10.73%	33.15%	55.90%
Total	19	$30,713,000	9.50%	100.00%	62.00%

Investments in real estate loans as of December 31, 2011, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%

* Please see Balance Sheet Reconciliation below.

The “Weighted Average Interest Rate” as shown above is based on the contractual terms of the loans for the entire portfolio including non-performing loans. The weighted average interest rate on performing loans only, as of September 30, 2012 and December 31, 2011, was 9.88% and 6.79%, respectively. Please see “Non-Performing Loans” and “Asset Quality and Loan Reserves” below for further information regarding performing and non-performing loans.

Loan-to-value ratios are generally based on the most recent appraisals and may not reflect subsequent changes in value and include allowances for loan losses. Recognition of allowance for loan losses will result in a maximum loan-to-value ratio of 100% per loan.

The following is a schedule of priority of real estate loans as of September 30, 2012, and December 31, 2011:

Loan Type	Number of Loans	September 30, 2012 Balance*	Portfolio Percentage	Number of Loans	December 31, 2011 Balance*	Portfolio Percentage
First deeds of trust	17	29,877,000	97.28%	18	28,684,000	49.43%
Second deeds of trust	2	836,000	2.72%	6	29,340,000	50.57%
Total	19	30,713,000	100.00%	24	58,024,000	100.00%

* Please see Balance Sheet Reconciliation below.

During July 2012, we, VRM I and other affiliated entities modified a loan with a total of approximately $2.8 million, of which our portion was $1.7 million. The terms of the modification resulted in a first trust deed loan of approximately $1.4 million, of which our portion is approximately $1.1 million, and a second trust deed loan of approximately $1.4 million, of which our portion is approximately $0.2 million. As of September 30, 2012, approximately $0.5 million of the first trust deed has been sold to third-party investors.

The following is a schedule of contractual maturities of investments in real estate loans as of September 30, 2012:

Non-performing and past due loans	$2,450,000
October 2012 – December 2012	5,759,000
January 2013 – March 2013	3,244,000
April 2013 – June 2013	8,569,000
July 2013 – September 2013	10,369,000
Thereafter	322,000

Total	$30,713,000

The following is a schedule by geographic location of investments in real estate loans as of September 30, 2012 and December 31, 2011:

	September 30, 2012 Balance *	Portfolio Percentage	December 31, 2011 Balance *	Portfolio Percentage
Arizona	$—	—	$16,108,000	27.76%
California	7,334,000	23.88%	8,564,000	14.76%
Colorado	—	—	895,000	1.54%
Michigan	2,160,000	7.03%	—	—
Nevada	17,845,000	58.10%	21,114,000	36.39%
Ohio	322,000	1.05%	323,000	0.56%
Oregon	—	—	46,000	0.08%
Texas	1,151,000	3.75%	10,974,000	18.91%
Utah	1,901,000	6.19%	—	—

Total	$30,713,000	100.00%	$58,024,000	100.00%

* Please see Balance Sheet Reconciliation below.

Balance Sheet Reconciliation

The following table reconciles the balance of the loan portfolio to the amount shown on the accompanying Consolidated Balance Sheets.

	September 30, 2012 Balance	December 31, 2011 Balance
Balance per loan portfolio	$30,713,000	$58,024,000
Less:
Allowance for loan losses (a)	(3,573,000)	(26,247,000)
Balance per consolidated balance sheets	$27,140,000	$31,777,000

(a)  Please refer to Specific Reserve Allowances below.

Non-Performing Loans

As of September 30, 2012, we had one loan considered non-performing (i.e., based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due) compared to five loans as of December 31, 2011. This reduction was a result of receiving a payoff on one loan, a first position lender foreclosed on a fully allowed for second position loan, we extended another loan to a borrower in exchange for a principal payment which funds were borrowed from a related party and lastly, we foreclosed on a non-performing loan which is now reported as real estate held for sale. This loan is currently carried on our books at a value of approximately $0.5 million, net of allowance for loan losses of approximately $2.0 million. We are a minority participant in this multiparty participating loan whereby the borrower and loan servicer have filed suit against the previous owner of the underlying property to recind the acquisition, among other claims. The trial is scheduled for January 2012. As of November 14, 2012, this loan balance has not been charged off.

At September 30, 2012, the following loan was non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at September 30, 2012	Allowance for Loan Losses	Net Balance at September 30, 2012
Commercial	1	$2,450,000	$(2,000,000)	$450,000
Total	1	$2,450,000	$(2,000,000)	$450,000

At December 31, 2011, the following loan was non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011
Commercial	4	$22,114,000	$(19,570,000)	$2,544,000
Land	1	7,450,000	—	7,450,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000

Asset Quality and Loan Reserves

Losses may occur from investing in real estate loans. The amount of losses will vary as the loan portfolio is affected by changing economic conditions and the financial condition of borrowers.

The conclusion that a real estate loan is uncollectible or that collectability is doubtful is a matter of judgment. On a quarterly basis, our manager evaluates our real estate loan portfolio for impairment. The fact that a loan is temporarily past due does not necessarily mean that the loan is non-performing. Rather, all relevant circumstances are considered by our manager to determine impairment and the need for specific reserves. Such evaluation, which includes a review of all loans on which full collectability may not be reasonably assured, considers among other matters:

● Prevailing economic conditions;

● Historical experience;

● The nature and volume of the loan portfolio;

● The borrowers’ financial condition and adverse situations that may affect the borrowers’ ability to pay;

● Evaluation of industry trends; and

● Estimated net realizable value of any underlying collateral in relation to the loan amount.

Based upon this evaluation, a determination is made as to whether the allowance for loan losses is adequate to cover any potential losses on an individual loan basis; we do not have a general allowance for loan losses. Additions to the allowance for loan losses are made by charges to the provision for loan loss. As of September 30, 2012, our ratio of total allowance for loan losses to total loans with an allowance for loan loss was 54%. The following is a breakdown of allowance for loan losses related to performing loans and non-performing loans as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	2,450,000	(2,000,000)	450,000
Subtotal non-performing loans	2,450,000	(2,000,000)	450,000
Performing loans – no related allowance	24,025,000	—	$24,025,000
Performing loans – related allowance	4,238,000	(1,573,000)	2,665,000
Subtotal performing loans	28,263,000	(1,573,000)	26,690,000
Total	$30,713,000	$(3,573,000)	$27,140,000

	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000
Performing loans – no related allowance	17,064,000	—	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000
Total	$58,024,000	$(26,247,000)	$31,777,000

**  Please refer to Specific Reserve Allowances below.

Our manager evaluated our loans and, based on current estimates with respect to the value of the underlying collateral, believes that such collateral is sufficient to protect us against further losses of principal. However, such estimates could change or the value of the underlying real estate could decline. Our manager will continue to evaluate our loans in order to determine if any other allowance for loan losses should be recorded.

Specific Reserve Allowances

As of September 30, 2012, we have provided a specific reserve allowance for one non-performing loan and three performing loans based on updated appraisals of the underlying collateral and/or our evaluation of the borrower. The following table is a roll-forward of the allowance for loan losses for the nine months ended September 30, 2012 and 2011 by loan type. We will continue to evaluate our position in these loans.

Loan Type	Balance at 12/31/2011	Specific Reserve Allocation	Loan Pay Downs	Write-off	Transfers to REO or Notes Receivable	Balance at 9/30/2012
Commercial	$22,392,000	$815,000	$(14,295,000)	$(3,250,000)	$(2,973,000)	$2,689,000
Construction	2,971,000	—	—	—	(2,971,000)	—
Land	884,000	—	—	—	—	884,000
Total	$26,247,000	$815,000	$(14,295,000)	$(3,250,000)	$(5,944,000)	$3,573,000

Loan Type	Balance at 12/31/2010	Specific Reserve Allocation	Sales, Loan Pay Downs and Write Downs	Settlements	Transfers to REO or Notes Receivable	Balance at 9/30/2011
Commercial	$23,106,000	496,000	$(133,000)	$(1,414,000)	$(3,940,000)	$18,115,000
Construction	10,027,000	—	—	—	(2,736,000)	7,291,000
Land	424,000	460,000	—	—	—	884,000
Total	$33,557,000	$956,000	$(133,000)	$(1,414,000)	$(6,676,000)	$26,290,000

Troubled Debt Restructuring

As of September 30, 2012 and December 31, 2011, we had one and seven loans, totaling approximately $0.6 million and $30.8 million, respectively, which met the definition of a Troubled Debt Restructuring or TDR. When the Company modifies the terms of an existing loan that is considered TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement. If the modification calls for deferred interest, it is recorded as interest income as cash is collected. Impairment on these loans is generally determined by the lesser of the value of the underlying collateral or the present value of expected future cash flows. During the previous 12 months there have been no loans that became TDR loans. The following is a breakdown of our TDR loans that were considered performing and non-performing as of September 30, 2012 and December 31, 2011:

	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	1	$638,000	1	$638,000	—	$—
Total	1	$638,000	1	$638,000	—	$—

	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	—	—
Land	1	7,450,000	1	7,450,000	—	—
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000

● Commercial – As of September 30, 2012 and December 31, 2011, we had 16 and 19 commercial loans, respectively, one and five of which, respectively, were modified pursuant to TDR. On January 1, 2011, the principal amount of one of the non-performing loans was reduced by approximately $0.8 million. Interest only payments were due monthly from September 2010 until August 2011, at which point payments of interest and principal started and will continue until September 2013. The interest rate was adjusted from 12% to 4.5%. As of September 30, 2012 this loan was considered performing. During April 2011 we reduced the interest rate on one loan from 15% to 10%.

The reduction in TDR loans was a result of a first position lender foreclosed on a fully allowed for second position loan, reclassifying second position loans as fully allowed for notes receivable due to receiving payoffs on the first position loans releasing the collateral and accepting a deed-in-lieu on another property which is now reported as assets held for sale.

For additional information, see “Non-Performing Loans” of this Note D – Investments in Real Estate Loans and Note J – “Notes Receivable”.

Extensions

As of September 30, 2012, our manager had granted extensions on six outstanding loans totaling approximately $16.9 million of which our portion was approximately $15.2 million, pursuant to the terms of the original loan agreements, which permit extensions by mutual consent, or as part of a TDR. Such extensions are generally provided on loans where the original term was 12 months or less and where a borrower requires additional time to complete a construction project or negotiate take-out financing. Our manager generally grants extensions when a borrower is in compliance with the material terms of the loan, including, but not limited to the borrower’s obligation to make interest payments on the loan. In addition, if circumstances warrant, our manager may extend a loan that is in default as part of a work out plan to collect interest and/or principal.

NOTE D — INVESTMENTS IN REAL ESTATE LOANS

As of December 31, 2011 and 2010, most of our loans provided for payments of interest only with a “balloon” payment of principal payable in full at the end of the term.

In addition, we may invest in real estate loans that require borrowers to maintain interest reserves funded from the principal amount of the loan for a period of time.  At December 31, 2011 and 2010, we had no investments in real estate loans that had interest reserves.

Loan Portfolio

As of December 31, 2011, we had five available real estate loan products consisting of commercial, construction, acquisition and development (“A/D”), land and residential.  The effective interest rates on all product categories range from 0% to 15%.  Revenue by product will fluctuate based upon relative balances during the period.

During the second quarter ended June 30, 2010, the Trustee in a Bankruptcy case, involving one of our non-performing commercial loans in California, sold the assets of the Borrower to an unrelated third party for an aggregate amount of $4.1 million.  The proceeds, net of all court costs, closing costs, trustee’s fees, real estate taxes and security guard services, totaled approximately $3.4 million.  An unaffiliated lender was successful in claiming an interest in the proceeds of the bankruptcy sale, purportedly based on loans of approximately $0.9 million, secured by some of the equipment located at the property.  A motion to determine the allocation of the sale proceeds was filed with the Bankruptcy Court.  A settlement was reached with the unaffiliated lender, and, as a result, we, VRM I and Fund III received $2.7 million, of which our portion equals $2.0 million, on May 11, 2011.

Investments in real estate loans as of December 31, 2011, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%

Investments in real estate loans as of December 31, 2010, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	--	$--	--%	--%	--%
Commercial	13	41,111,000	11.13%	68.20%	65.19%
Construction	2	8,231,000	8.54%	13.66%	86.69%
Land	3	10,934,000	10.75%	18.14%	76.15%
Total	18	$60,276,000	10.71%	100.00%	74.10%

*	Please see Balance Sheet Reconciliation below.

The “Weighted Average Interest Rate” as shown above is based on the contractual terms of the loans for the entire portfolio including non-performing loans.  The weighted average interest rate on performing loans only, as of December 31, 2011 and 2010, was 6.79% and 8.49%, respectively.  Please see “Non-Performing Loans” and “Asset Quality and Loan Reserves” below for further information regarding performing and non-performing loans.

Loan-to-value ratios are generally based on the most recent appraisals and may not reflect subsequent changes in value and include allowances for loan losses.  Recognition of allowance for loan losses will result in a maximum loan-to-value ratio of 100% per loan.

The following is a schedule of priority of real estate loans as of December 31, 2011 and 2010:

Loan Type	Number of Loans	December 31, 2011Balance*	Portfolio Percentage	Number of Loans	December 31, 2010Balance*	Portfolio Percentage

First deeds of trust	18	$28,684,000	49.43%	10	$25,334,000	42.03%
Second deeds of trust	6	29,340,000	50.57%	8	34,942,000	57.97%
Total	24	$58,024,000	100.00%	18	$60,276,000	100.00%

*	Please see Balance Sheet Reconciliation below.

The following is a schedule of contractual maturities of investments in real estate loans as of December 31, 2011:

Non-performing and past due loans (a)	$29,564,000
January 2012 – March 2012(b)	20,227,000
April 2012 – June 2012(b)	2,315,000
July 2012 – September 2012(b)	2,802,000
October 2012 – December 2012(b)	1,238,000
Thereafter	1,878,000

Total	$58,024,000

(a)	Amounts include the balance of non-performing loans.

(b)	Amounts include loans that have been or are in the process of being extended subsequent to March 16, 2012.

The following is a schedule by geographic location of investments in real estate loans as of December 31, 2011 and 2010:

	December 31, 2011 Balance *	Portfolio Percentage	December 31, 2010 Balance *	Portfolio Percentage

Arizona	$16,108,000	27.76%	$14,678,000	24.35%
California	8,564,000	14.76%	9,633,000	15.98%
Colorado	895,000	1.54%	--	--
Nevada	21,114,000	36.39%	23,350,000	38.74%
Ohio	323,000	0.56%	--	--
Oregon	46,000	0.08%	46,000	0.08%
Texas	10,974,000	18.91%	12,569,000	20.85%
Total	$58,024,000	100.00%	$60,276,000	100.00%

*	Please see Balance Sheet Reconciliation below.

Balance Sheet Reconciliation

The following table reconciles the balance of the loan portfolio to the amount shown on the accompanying Consolidated Balance Sheets.

	December 31, 2011 Balance (a)	December 31, 2010 Balance (a)
Balance per loan portfolio	$58,024,000	$60,276,000
Less:
Allowance for loan losses (a)	(26,247,000)	(33,557,000)
Balance per consolidated balance sheet	$31,777,000	$26,719,000

(a)	Please refer to Specific Reserve Allowance below.

Non-Performing Loans

As of December 31, 2011, we had five loans considered non-performing (i.e., based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due).  These loans are currently carried on our books at a value of approximately $10.0 million, net of allowance for loan losses of approximately $19.6 million, which does not include the allowances of approximately $6.7 million relating to performing loans as of December 31, 2011.  Except as otherwise provided below, these loans have been placed on non-accrual of interest status and may be the subject of pending foreclosure proceedings.

At December 31, 2011, the following loans were non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011

Commercial	5	$29,564,000	$(19,570,000)	$9,994,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000

•
Commercial – As of December 31, 2011, five of our 19 commercial loans were considered non-performing.  The outstanding balance on the five non-performing loans was approximately $39.1 million, of which our portion was approximately $29.6 million.  As of December 31, 2011, these loans have been non-performing from 0 months to 43 months.  Our manager has commenced foreclosure proceedings on a majority of these loans, and has proceeded with legal action to enforce the personal guarantees if necessary.  As of December 31, 2011, based on our manager’s evaluations and updated appraisals, our manager has provided a specific allowance to these commercial loans of approximately $24.0 million, of which our portion is approximately $19.6 million.

At December 31, 2010, the following loans were non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2010	Allowance for Loan Losses	Net Balance at December 31, 2010

Commercial	5	$21,079,000	$(19,541,000)	$1,538,000
Construction	1	2,896,000	(2,736,000)	160,000
Total	6	$23,975,000	$(22,277,000)	$1,698,000

•
Commercial – As of December 31, 2010, five of our 13 commercial loans were considered non-performing.  The outstanding balance on the five non-performing loans was approximately $31.0 million, of which our portion was approximately $21.1 million.  As of December 31, 2010, these loans have been non-performing from 16 months to 31 months.  Our manager has commenced foreclosure proceedings on a majority of these loans, and has proceeded with legal action to enforce the personal guarantees if necessary.  As of December 31, 2010, based on our manager’s evaluations and updated appraisals, our manager has provided a specific allowance to these commercial loans of approximately $24.5 million, of which our portion is approximately $19.5 million.

•
Construction – As of December 31, 2010, one of our two construction loans was considered non-performing.  The outstanding balance on the loan is $2.9 million, of which our portion is approximately $2.9 million.  As of December 31, 2010, this loan has been considered non-performing for the last 4 months.  As of December 31, 2010, based on our manager’s evaluation and an updated appraisal obtained by our manager during the year ended December 31, 2010, our manager has provided a specific allowance of approximately $2.7 million, of which our portion is approximately $2.7 million.

Asset Quality and Loan Reserves

Losses may occur from investing in real estate loans.  The amount of losses will vary as the loan portfolio is affected by changing economic conditions and the financial condition of borrowers.

The conclusion that a real estate loan is uncollectible or that collectability is doubtful is a matter of judgment.  On a quarterly basis, our manager evaluates our real estate loan portfolio for impairment.  The fact that a loan is temporarily past due does not necessarily mean that the loan is non-performing.  Rather, all relevant circumstances are considered by our manager to determine impairment and the need for specific reserves.  Such evaluation, which includes a review of all loans on which full collectability may not be reasonably assured, considers among other matters:

•	Prevailing economic conditions;

•	Historical experience;

•	The nature and volume of the loan portfolio;

•	The borrowers’ financial condition and adverse situations that may affect the borrowers’ ability to pay;

•	Evaluation of industry trends; and

•	Estimated net realizable value of any underlying collateral in relation to the loan amount.

Based upon this evaluation, a determination is made as to whether the allowance for loan losses is adequate to cover any potential losses on an individual loan basis; we do not have a general allowance for loan losses.  Additions to the allowance for loan losses are made by charges to the provision for loan loss.  As of December 31, 2011, our ratio of total allowance for loan losses to total loans with an allowance for loan loss is approximately 64%.  The following is a breakdown of allowance for loan losses related to performing and non-performing loans as of December 31, 2011 and 2010:

	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000

Performing loans – no related allowance	17,064,000	--	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000

Total	$58,024,000	$(26,247,000)	$31,777,000

	As of December 31, 2010
	Balance	Allowance for loan losses**	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	23,975,000	(22,277,000)	1,698,000
Subtotal non-performing loans	23,975,000	(22,277,000)	1,698,000

Performing loans – no related allowance	14,056,000	--	14,056,000
Performing loans – related allowance	22,245,000	(11,280,000)	10,965,000
Subtotal performing loans	36,301,000	(11,280,000)	25,021,000

Total	$60,276,000	$(33,557,000)	$26,719,000

**	Please refer to Specific Reserve Allowances below.

Our manager evaluated our loans and, based on current estimates with respect to the value of the underlying collateral, believes that such collateral is sufficient to protect us against further losses of principal or interest.  However, such estimates could change or the value of the underlying real estate could decline.  Our manager will continue to evaluate our loans in order to determine if any other allowance for loan losses should be recorded.

Specific Reserve Allowances

As of December 31, 2011, we have provided a specific reserve allowance for five non-performing loans and five performing loans based on updated appraisals of the underlying collateral and/or our evaluation of the borrower.

The following table is a roll-forward of the allowance for loan losses for the years ended December 31, 2011 and 2010 by loan type.

Loan Type	Balance at 12/31/10	Specific Reserve Allocation	Reduction in Specific Reserve Allocation	Loan Pay Downs	Transfers to REO and Notes Receivables	Balance at 12/31/11

Commercial	$27,486,000	$507,000	$(1,413,000)	$(248,000)	$(3,940,000)	$22,392,000
Construction	5,647,000	61,000	--	--	(2,737,000)	2,971,000
Land	424,000	460,000	--	--	--	884,000
Total	$33,557,000	$1,028,000	$(1,413,000)	$(248,000)	$(6,677,000)	$26,247,000

•
Commercial – As of December 31, 2011, eight of our 19 commercial loans had a specific reserve allowance totaling approximately $28.7 million, of which our portion is approximately $22.4 million.  The outstanding balance on these eight loans was approximately $44.3 million, of which our portion was approximately $32.4 million.

•
Construction – As of December 31, 2011, our one construction loan had a specific reserve allowance totaling approximately $3.2 million, of which our portion was approximately $3.0 million.  The outstanding balance on this loan was approximately $7.2 million, of which our portion is $6.7 million.

•	Land – As of December 31, 2011, one of our three land loans had a specific reserve allowance totaling approximately $884,000. The outstanding balance on this loan was approximately $2.5 million.

Loan Type	Balance at 12/31/09	Specific Reserve Allocation	Sales	Loan Pay Downs	Transfers to REO and Assets Held for Sale	Balance at 12/31/10

Commercial	$45,362,000	$3,134,000	$(9,642,000)	$(1,611,000)	$(9,757,000)	$27,486,000
Construction	8,361,000	4,742,000	--	(3,347,000)	(4,109,000)	5,647,000
Land	5,193,000	424,000	--	--	(5,193,000)	424,000
Total	$58,916,000	$8,300,000	$(9,642,000)	$(4,958,000)	$(19,059,000)	$33,557,000

•

•
Commercial – As of December 31, 2010, 10 of our 13 commercial loans had a specific reserve allowance totaling approximately $34.0 million, of which our portion is approximately $27.5 million.  The outstanding balance on these 10 loans was approximately $50.4 million, of which our portion was approximately $38.0 million.

•
Construction – As of December 31, 2010, our two construction loans had a specific reserve allowance totaling approximately $5.9 million, of which our portion was approximately $5.6 million.  The outstanding balance on these two loans was approximately $10.1 million, of which our portion is $8.2 million.

•	Land – As of December 31, 2010, one of our three land loans had a specific reserve allowance totaling approximately $424,000. The outstanding balance on this loan was approximately $2.4 million.

Troubled Debt Restructuring

As of December 31, 2011 and 2010, we had seven and five loans, totaling approximately $30.8 million and $28.0 million, respectively, that met the definition of a Troubled Debt Restructuring or TDR.  When the Company modifies the terms of an existing loan that is considered TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement.  If the modification calls for deferred interest, it is recorded as interest income as cash is collected.  Impairment on these loans is generally determined by the lesser of the value of the underlying collateral or the present value of expected future cash flows.  During the previous 12 months there have been four loans that became TDR loans and all remain performing.  The following is a breakdown of our TDR loans that were considered performing and non-performing as of December 31, 2011 and2010:

As of December 31, 2011
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000

As of December 31, 2010
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	3	$15,186,000	2	$11,936,000	1	$3,250,000
Construction	1	5,335,000	1	5,335,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	5	$27,971,000	4	$24,721,000	1	$3,250,000

•
Commercial – As of December 31, 2011 and 2010, we had 19 and 13 commercial loans, respectively, five and three of them, respectively, were modified pursuant to TDR.  As of December 31, 2011, five of the loans were secured by second deeds of trust and two of the five loans were considered performing prior to their restructuring.  As of December 31, 2010, all of the loans were secured by second deeds of trust and two of the three loans were considered performing prior to their restructuring.  On January 1, 2011, the principal amount of one of the non-performing loans was reduced by approximately $0.8 million.  Interest only payments were due monthly from September 2010 until August 2011, at which point payments of interest and principal started and will continue until September 2013.  The interest rate was adjusted from 12% to 4.5%.  As of December 31, 2011 this loan was considered performing.  During January 2012, one of the loans became non-performing and on February 7, 2012, we, VRMI and VFIII entered into a Deed in Lieu Agreement with a borrower for a second deed of trust loan that matured on December 31, 2011 with a balance of approximately $11.8 million, of which our portion was approximately $10.7 million.. For additional information, see “Non-Performing” of this Note D – Investments in Real Estate Loans and Note P – Subsequent Events

•
Construction – As of December 31, 2011 and 2010, we had one construction loan modified pursuant to TDR.  As of December 31, 2011, the loan continues to perform as required by the loan modifications.  On September 20, 2011 we repurchased the secured borrowings portion of this loan for approximately $1.1 million.  For additional information, see Note J – Secured Borrowings.  During January 2012, additional restructuring of this loan occurred.  For additional information, see Note P – Subsequent Events.

•	Land – As of December 31, 2011 and2010, we had one land loan modified pursuant to TDR. As of March 16, 2012, the loan continues to perform as required by the loan modifications.

Extensions

As of December 31, 2011, our manager had granted extensions on nine loans totaling approximately $41.4 million of which our portion was approximately $36.5 million, pursuant to the terms of the original loan agreements, which permit extensions by mutual consent, or as part of a TDR.  Such extensions are generally provided on loans where the original term was 12 months or less and where a borrower requires additional time to complete a construction project or negotiate take-out financing.  Our manager generally grants extensions when a borrower is in compliance with the material terms of the loan, including, but not limited to the borrower’s obligation to make interest payments on the loan.  In addition, if circumstances warrant, our manager may extend a loan that is in default as part of a work out plan to collect interest and/or principal.  Subsequent to their extension, three of the 11 loans had become non-performing.  The loans, which became non-performing after their extension, had a total principal amount at December 31, 2011, of $19.1 million, of which our portion is $16.9 million.

As of December 31, 2010, our manager had granted extensions on 11 loans totaling approximately $50.4 million of which our portion was approximately $38.9 million, pursuant to the terms of the original loan agreements, which permit extensions by mutual consent, or as part of a TDR.  Such extensions are generally provided on loans where the original term was 12 months or less and where a borrower requires additional time to complete a construction project or negotiate take-out financing.  Our manager generally grants extensions when a borrower is in compliance with the material terms of the loan, including, but not limited to the borrower’s obligation to make interest payments on the loan.  In addition, if circumstances warrant, our manager may extend a loan that is in default as part of a work out plan to collect interest and/or principal.  Subsequent to their extension, three of the 11 loans had become non-performing.  The loans, which became non-performing after their extension, had a total principal amount at December 31, 2010, of $11.9 million, of which our portion is $9.1 million.  Our manager extended one non-performing loan secured by a second trust deed, during the year ended December 31, 2010, to postpone our foreclosure of the property to determine our exposure in relation to the first trust deed.

Note E - Investment in Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE E — INVESTMENT IN MARKETABLE SECURITIES

As of September 30, 2012 and December 31, 2011, we owned 538,178 shares of VRM I’s common stock, representing approximately 8.50% of the total outstanding shares. The closing price of VRM I’s common stock on September 30, 2012, was $1.36 per share.

During the three months ended September 30, 2012, the trading price for VRM I’s common stock ranged from $0.91 to $1.45 per share. We will continue to evaluate our investment in marketable securities on a quarterly basis.

During January 2012, we purchased 60,000 shares of Annaly Capital Management Inc. This company is a publicly traded REIT and the shares were deemed to be part of our 3% working capital reserve. During February 2012, we sold all of our shares for a gain of $15,000.

NOTE E — INVESTMENT IN MARKETABLE SECURITIES – RELATED PARTY

As of December 31, 2011 and 2010, we owned 538,178 and 533,675 shares, respectively, of VRM I’s common stock, representing approximately 8.50% and 8.35%, respectively, of their total outstanding common stock.  The closing price of VRM I’s common stock on December 31, 2011 and 2010 was $1.10 and $1.01, respectively, per share.

At September 30, 2010, our manager evaluated the near-term prospects of VRM I in relation to the severity and duration of the unrealized loss.  Based on that evaluation and current market conditions, we have determined there was an other-than-temporary impairment on our investment in VRM I as of September 30, 2010.  We reversed our unrealized other comprehensive losses and realized a loss on our investment to its fair value of $1.08 per share as of September 30, 2010, totaling approximately $0.6 million and recognizing an impairment of approximately $0.6 million.

As of December 31, 2011, our manager evaluated the near-term prospects of VRM I in relation to the severity and duration of the unrealized loss since October 1, 2010.  Based on that evaluation and our ability and intent to hold this investment for a reasonable period of time sufficient for a forecasted recovery of fair value, we do not consider our investment in VRM I to be other-than-temporarily impaired at December 31, 2011.  During the year ended December 31, 2011, the trading price for VRM I’s common stock ranged from $1.08 to $1.40 per share.  We will continue to evaluate our investment in marketable securities on a quarterly basis.

Note F - Real Estate Held For Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Real Estate Disclosure [Text Block]
NOTE F — REAL ESTATE HELD FOR SALE

At September 30, 2012, we held five properties with a total carrying value of approximately $9.2 million, which were acquired through foreclosure and recorded as investments in REO. Our REO are accounted for at the lower of cost or fair value less costs to sell with fair value based on appraisals and knowledge of local market conditions.

During May 2012, we, VRM I and Fund III foreclosed on a loan with a balance of approximately $6.0 million, of which our portion was approximately $46,000. The property includes 23 cottage units in a retirement community located in Eugene, Oregon.

During April 2012, we, VRM I and Fund III sold a property to an unrelated third party for approximately $0.5 million, of which our portion was approximately $0.2 million. This transaction resulted in a net gain for us of approximately $2,000. A consultation fee of approximately $17,000 was paid to our manager.

In August, 2011, VREO XVIII, LLC, an entity owned by us, VRM I and VF III entered into a purchase and sale agreement to sell one of the REO assets. The terms of the sale provided for an all cash transaction in the amount of $2 million, with a closing to occur within 60 days. The date of closing was extended several times, but ultimately, the transaction cancelled, as the purchaser was unable to obtain financing. In 2012, non-refundable extension fees in the amount of $30,000 were collected, of which our portion was approximately $24,000.

As of September 30, 21012, four of our five REO properties consisted of raw land which did not have operations. The following is a summary of the results of total operations, including our 2% interest in these operations, one REO which has operations for the period from May 1, 2012 (foreclosure) through September 30, 2012:

	For The Three Months Ended September 30, 2012	For The Period from May 1, 2012 (foreclosure) through September 30, 2012
Revenue	$124,000	$266,000
Expenses	(85,000)	(148,000)
Net Income	$39,000	$118,000

We seek to sell properties acquired through foreclosure as quickly as circumstances permit taking into account current economic conditions.

Beginning balance, January 1, 2012	$10,767,000
Real estate held for sale acquired through foreclosure	32,000
Proceeds on nonrefundable extension fee	(24,000)
Write down	(1,420,000)
Sale	(196,000)
Ending balance, September 30, 2012	$9,159,000

NOTE F — REAL ESTATE HELD FOR SALE

At December 31, 2011, we held five properties with a total carrying value of approximately $10.8 million, which were acquired through foreclosure and recorded as investments in real estate held for sale (“REO”).  Our REO are accounted for at the lower of cost or fair value less costs to sell with fair value based on appraisals and knowledge of local market conditions.  We seek to sell properties acquired through foreclosure as quickly as circumstances permit taking into account current economic conditions.  Set forth below is a roll-forward of REO during the year ended December 31, 2011:

Description	Balance at 12/31/10	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/11

Land	$12,808,000	$--	$(1,951,000)	$(90,000)	$--	$--	$--	$10,767,000

Residential Building	--	160,000	--	--	--	(427,000)	267,000	--

Total	$12,808,000	$160,000	$(1,951,000)	$(90,000)	$--	$(427,000)	$267,000	$10,767,000

Land

As of December 31, 2011, we held five REO properties classified as Land, totaling approximately $10.8 million.  These properties were acquired between December 2006 and October 2010 and consist of commercial land and residential land.  During the year ended December 31, 2011, our manager continually evaluated the carrying value of these properties and based on its estimates and updated appraisals, these properties were written down approximately $2.0 million.  Our manager is currently working with prospective buyers to sell these properties; however, no assurance can be given that these sales will take place.

In August, 2011, VREO XVIII, LLC, an entity owned by us, VRM I and VF III entered into a purchase and sale agreement to sell one of the REO assets.  The terms of the sale provided for an all cash transaction in the amount of $2 Million, with a closing to occur within 60 days.  The date of closing was extended several times, but ultimately, the transaction cancelled, as the purchaser was unable to obtain financing.  Non-refundable extension fees in the amount of $110,000 were collected, of which our portion was approximately $90,000.

Residential Building

As of December 31, 2011, we held no REO properties classified as Residential Building.  On February 11, 2011, we completed our foreclosure of a property secured by a non-performing construction loan in Nevada and classified it as residential apartment/condo REO totaling approximately $0.2 million, net of prior allowance for loan loss.  On July 25, 2011 we sold the residential apartment/condo REO for gain of approximately $64,000.On December 19, 2011 we received a settlement from a guarantor on two REO properties held by a common guarantor, one sold in 2011 and the other in a prior period.  The settlement was part cash of $0.3 million and 189,378 shares of VRM II stock which we now hold as treasury stock valued at approximately $0.2 million.  As a result, we recorded an additional gain on both properties in 2011 totaling approximately $0.5 million.

Description	Balance at 12/31/09	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/10

Land	$19,959,000	$7,342,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(7,627,000)	$329,000	$12,808,000

Residential Building	2,135,000	1,691,000	--	--	--	(3,782,000)	(44,000)	--

Total	$22,094,000	$9,033,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(11,409,000)	$285,000	$12,808,000

Land

As of December 31, 2010, we held seven REO properties classified as Land, totaling approximately $12.8 million.  These properties were acquired between December 2006 and October 2010 and consist of commercial land and residential land.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of these properties and based on its estimates and updated appraisals these properties were written down approximately $3.7 million.  Our manager is currently working with prospective buyers to sell these properties; however, no assurance can be given that these sales will take place.

•
Golf Course – A partially completed golf course located in Texas was foreclosed upon by us in August 2004.  On February 12, 2010, this property was sold to an unrelated third party for its book value of approximately $0.6 million.  No gain or loss was associated with this transaction.

•
Commercial Land – On February 12, 2010, we sold commercial land REO in Nevada for approximately $4.0 million, to an unrelated third party.  As part of this transaction, we paid our manager and Vestin Originations a total of $160,000 in administrative fees.  On April 27, 2010, we, VRM I and Fund III sold our commercial land REO property located in Texas to an unrelated third party for approximately $0.6 million, of which our portion was approximately $0.3 million.  No gain or loss was associated with this transaction.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of our commercial land REO and based on its estimates and updated appraisals on these properties, one was written down approximately $1.5 million.  As of December 31, 2010, we held three properties, classified as commercial land REO, located in Arizona and Nevada totaling approximately $4.4 million.

•
Residential Land – On January 15, 2010, four properties located in Nevada were sold to an unrelated third party for their approximate book value of a combined $2.1 million, of which our portion was approximately $1.7 million.  No gain or loss was associated with these transactions.  During April 2010, we acquired through foreclosure two properties located in Nevada with a net book value of approximately $5.2 million.  During July 2010, one property located in Nevada was sold to an unrelated third party for approximately $3.7 million, resulting in a gain of $73,000.  The other property was sold to an unrelated third party for approximately $1.1 million, resulting in a loss of $8,000.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of our residential land REO and based on its estimates and updated appraisals three of these properties were written down a total of approximately $1.6 million.  As of December 31, 2010, we held four properties, classified as residential land REO, located in Arizona and California totaling approximately $8.4 million.

Residential Building

As of December 31, 2010, we had no REO properties classified as a Residential Building.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of the Residential Building REO properties we held, and based on its estimates and updated appraisals, no write-downs were deemed necessary.

•
Single Family Residential Properties – During the three months ended March 31, 2010, we and VRM I sold all the units on our Washington property for a total of approximately $1.0 million, of which our portion was approximately $0.8 million.  These transactions resulted in a net gain for us of $96,000.  During April and May 2010, we, VRM I and Fund III sold the two remaining units on our REO property located in California to an unrelated third party for a total of $325,000, of which our portion was $278,000.  These transactions resulted in a net gain for us of $21,000.  As of December 31, 2010, we had no single family residential properties.

•
Residential Apartment/Condo – On April 23, 2010, we, VRM I and Fund III sold the remaining unit on one REO property located in Nevada to an unrelated third party for its approximate book value of $81,000, of which our portion was $78,000.  There was no gain or loss associated with this transaction.  On August 25, 2010, we, VRM I and Fund III sold a REO property located in Nevada to an unrelated third party for approximately $1.3 million, of which our portion was $1.0 million.  This transaction resulted in a net loss for us of $41,000.  On August 5, 2010, we and VRM I completed our foreclosure of a property secured by a non-performing construction loan in Nevada and classified it as residential apartment/condo REO totaling approximately $1.7 million, of which our portion was approximately $1.6 million, net of prior allowance for loan loss.  During September 2010, we and VRM I sold this property to an unrelated third party for approximately $1.6 million, of which our portion was approximately $1.5 million.  This transaction resulted in a net loss for us of $120,000.  As of December 31, 2010, we had no residential apartment/condo properties.

Note G - Assets Held For Sale	9 Months Ended
Sep. 30, 2012
Real Estate Owned [Text Block]
NOTE G — ASSETS HELD FOR SALE

On February 7, 2012, we, VRM I and VF III entered into a Deed in Lieu Agreement with a borrower resolving the foreclosure of our secured loan which had matured on December 31, 2011, with a principal balance, net of allowance for loan loss of approximately $9.9 million, of which our portion was approximately $9.0 million. Pursuant to the Deed in Lieu Agreement, our subsidiary 1701 Commerce, LLC (“1701 Commerce”) received a deed to the property which had secured the loan. The property, which is being operated as the Sheraton – Forth Worth, Texas, is the subject of litigation relating to the validity, priority, nature, and extent of liens claimed by other parties that may secure claims ranging from approximately $41 million to $48 million. We dispute both the validity of certain claimed liens and the amount of the claimed secured debt in part and as of this time intend to pursue our objections and disputes as to such matters. On March 26, 2012, 1701 Commerce filed for Chapter 11 bankruptcy protection in the United States Bankruptcy Court for the Northern District of Texas, Ft. Worth Division, to reorganize its financial affairs and to avoid a pending foreclosure of the property that had been scheduled by a mortgage lien holder and to preserve and protect 1701 Commerce’s equity and the interests of the other creditors of the property. Due to the uncertainty and disputes involving this property, we recorded this investment as Other Real Estate Owned on the balance sheet until August 23, 2012 when the Bankruptcy Court issued an order allowing the bankruptcy to proceed despite a motion to dismiss it and required 1701 Commerce to deposit $1 million as additional collateral with the court which was funded by us, VRM I and VF III, and gave 1701 Commerce until November 24, 2012, which has now been extended indefinitely to obtain confirmation of a reorganization plan. We hold an interest of approximately 90%, VRM I holds an interest of approximately 8% and Fund III holds an interest of approximately 2% in 1701 Commerce. Pursuant to the order issued on August 23, 2012, we include the operations through consolidation into our financial statements from this date forward.

On September 24, 2012, 1701 Commerce entered into an asset purchase agreement to sell its assets in consideration of $55 million. Pursuant to the agreement, an earnest money deposit of $250,000 is currently maintained by a title company. Following the Bankruptcy Court’s approval of the sale of the assets to the buyer, the buyer has a 60 day due diligence period to review and approve the assets to be acquired. Upon the satisfaction of all conditions included in the agreement, subject to payment of certain approved claims and court approval, the balance of the purchase price will be paid in cash to 1701 Commerce. Pursuant to this agreement, this asset will be reported as an asset held for sale. As of the date of this report, management estimates the net realizable value to approximate the net assets held for sale.

Effective January 1, 2009, we adopted FASB’s accounting standard related to business combination which required acquisition method of accounting to be used for all business combinations and for an acquirer to be identified for each business combination. This accounting standard requires an acquirer to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions. It also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the non-controlling interest in the acquiree, at the full amounts of their fair values (or other amounts determined in accordance with the standard).

Our acquisition of 1701 Commerce was accounted for in accordance with this standard and the Company has allocated the purchase price of 1701 Commerce based upon the estimated fair value of the net assets acquired and liabilities assumed and the fair value of the noncontrolling interest measured at the acquisition date. The estimated fair value of 1701 Commerce at the time of the acquisition totaled $9.9 million.

We performed a preliminary allocation as of the date the order was issued by the Bankruptcy Court, August 23, 2012, as follows:

Cash	$1,252,000
Receivables	902,000
Inventory	55,000
Other current assets	297,000
Property and equipment	52,578,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)
Notes payable	(39,300,000)
Net assets	$9,916,000

In addition, we estimated the fair value of the non-controlling interest at $1.0 million, which is 8% owned by VRM I and 2% by Fund III.

Assets and groups of assets and liabilities which comprise disposal groups are classified as “held for sale” when all of the following criteria are met: a decision has been made to sell, the assets are available for sale immediately, the assets are being actively marketed at a reasonable price in relation to the current fair value, a sale has been or is expected to be concluded within twelve months of the balance sheet date, and significant changes to the plan to sell are not expected. Assets held for sale are not depreciated.

Additionally, the operating results and cash flows related to these assets and liabilities are included in discontinued operations in the consolidated statements of operations and consolidated statements of cash flows for the year ended September 30, 2012.

The following is a summary of net assets held for sale through September 30, 2012:

Assets:
Cash	$1,530,000
Cash – restricted	1,000,000
Receivables	790,000
Inventory	57,000
Current assets	281,000
Property and equipment	52,589,000
Other assets	1,414,000
Total assets	$57,661,000

Liabilities:
Accounts payable and accrued liabilities	$7,595,000
Notes payable	39,055,000
Total liabilities	46,650,000
Net assets held for sale	$11,011,000

The following is a summary of the results of operations related to the assets held for sale for the period from September 1, 2012 (foreclosure) through September 30, 2012:

Revenue	$1,099,000
Expenses	(1,004,000)
Net Income	$95,000

Note H - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE H — RELATED PARTY TRANSACTIONS

From time to time, we may acquire or sell investments in real estate loans from/to our manager or other related parties. Pursuant to the terms of our Management Agreement, such acquisitions and sales are made without any mark up or mark down. No gain or loss is recorded on these transactions, as it is not our intent to make a profit on the purchase or sale of such investments. The purpose is generally to diversify our portfolio by syndicating loans, thereby providing us with additional capital to make additional loans.

Transactions with the Manager

Our manager is entitled to receive from us an annual management fee of up to 0.25% of our aggregate capital contributions received by us and Fund II from the sale of shares or membership units, paid monthly. The amount of management fees paid to our manager for the nine months ended September 30, 2012 and 2011 were $0.8 million, during each period.

As of September 30, 2012 and December 31, 2011, our manager owned 92,699 of our common shares, representing approximately 0.77% of our total outstanding common stock for both periods.

As of September 30, 2012 and December 31, 2011, we had receivables from our manager of approximately $19,000.

During January 2012, we paid our manager approximately $550,000 of management fees for services to be performed from January through June 2012. As of September 30, 2012, there is no prepaid balance. A discount of 7% has been applied to the July 2012 payment.

Integrated Financial Associates, Inc. (“IFA”) entered into an Intercreditor Agreement (“Intercreditor Agreement”) with us in connection with a note of $23.1 million (the “Note”) of which our portion was $3.0 million. Pursuant to the Intercreditor Agreement, in the event that our interest in the Note was not repaid in full, IFA would be responsible to pay a monthly fee equal to one percent of the unpaid amount plus interest at the rate of 15% per annum. We are to receive the 15% interest per annum and our Manager has a claim to the monthly fee equal to one percent of the unpaid amount. IFA breached the Intercreditor Agreement and we obtained, on November 9, 2010, a judgment against IFA in the amount of approximately $4.0 million, plus, among other things, additional monthly fees and default interest. During March 2011, IFA filed a Chapter 11 bankruptcy petition. During May 2012, we entered into a Purchase and Sale Agreement (“Sale Agreement”) with TPKT, LLC (“TPKT”), owned by certain principals of IFA, whereby we agreed to assign our interest in the claim and judgment in exchange for $1,050,000 and the first $1,250,000 plus certain other amounts received on our portion of the Note. During May 2012, the outstanding fee due to our Manager was approximately $1.6 million. In order to resolve our Manager’s claim, our Manager received $500,000 in connection with the purchase by TPKT and waived any right to receive any amounts paid on our portion of the Note.

During May 2012, our manager received total consultation fee of approximately $17,000, related to the sale of an REO property owned by us, VRM I and Fund III.

Transactions with Other Related Parties

As of September 30, 2012 and December 31, 2011, we owned 538,178 common shares of VRM I, representing approximately 8.5% of their total outstanding common stock for both periods.

As of September 30, 2012 and December 31, 2011, VRM I owned 537,078 of our common shares, representing approximately 4.3% of our total outstanding common stock for both periods.

As of September 30, 2012 and December 31, 2011, we had receivables from VRM I of approximately $0.1 million, primarily related to legal fees.

As of December 31, 2011, Fund III owned 114,117 of our common shares, representing approximately 0.9% of our total outstanding common stock. On June 11, 2012, our Chairman and Chief Executive Officer, Michael Shustek purchased these shares from Fund III.

As of September 30, 2012, we had receivables from Fund III of approximately $73,000. As of December 31, 2011, we had a payable to Fund III of approximately $13,000.

NOTE H — RELATED PARTY TRANSACTIONS

From time to time, we may acquire or sell investments in real estate loans from/to our manager or other related parties.  Pursuant to the terms of our Management Agreement, such acquisitions and sales are made without any mark up or mark down.  No gain or loss is recorded on these transactions, as it is not our intent to make a profit on the purchase or sale of such investments.  The purpose is generally to diversify our portfolio by syndicating loans, thereby providing us with additional capital to make additional loans.

Transactions with the Manager

Our manager is entitled to receive from us an annual management fee of up to 0.25% of our aggregate capital contributions received by us and Fund II from the sale of shares or membership units, paid monthly.  The amount of management fees paid to our manager for the years ended December 31, 2011 and 2010, were $1.1 million, during each period.

As of December 31, 2011 and 2010, our manager owned 92,699 of our common shares, representing approximately 0.73% and 0.71%, respectively, of our total outstanding common stock.  For the years ended December 31, 2011 and 2010, we declared $0 in dividends payable to our manager based on the number of shares our manager held on the dividend record dates.

On February 12, 2010, we sold commercial land held for sale in Nevada for approximately $4.0 million, to an unrelated third party.  As part of this transaction, we paid our manager and Vestin Originations a total of $160,000 in administrative fees.

On April 1, 2010, we funded a borrower’s extension fee of approximately $0.5 million, which was paid to our manager.  The amount was added to the loan balance, which was paid in full during June 2010.

During July 2010, we, VRM I and Vestin Mortgage acquired through foreclosure the RightStar property, which includes 4 cemeteries and 8 mortuaries in Hawaii, with a net book value of approximately $14.1 million, of which our portion was approximately $8.5 million.  Subsequent to our foreclosure of this property, we and VRM I, acquired our manager’s interest in this property for $500,000, of which our portion was $375,000.  Our manager recorded no gain or loss as a result of this transaction.

During the years ended December 31, 2010, our manager received administrative fees of approximately $0.5 million, related to the sale of VRM I, Fund III and our REO properties.  Our pro-rata share of these fees totaled approximately $0.3 million. There were no similar transactions in 2011. There were also no similar fees paid to Vestin Originations during the years ended December 31, 2011and 2010.  See Note F – Real Estate Held for Sale.

As of December 31, 2011, we had receivables from our manager of approximately $19,000.  As of December 31, 2010, we had receivables from our manager of approximately $5,000.

Transactions with Other Related Parties

As of December 31, 2011 and, 2010, we owned 538,178 and 533,675, respectively, common shares of VRM I, representing approximately 8.5% and 8.4%, respectively, of their total outstanding common stock.  For the years ended December 31, 2011 and 2010, we recognized no dividend income from VRM I based on the number of shares we held on the dividend record dates.

As of December 31, 2011 and 2010, VRM I owned 537,078 and 225,134, respectively, of our common shares, representing approximately 4.2% and 1.7%, respectively, of our total outstanding common stock.  For the years ended December 31, 2011 and 2010, we declared no dividends payable to VRM I based on the number of shares VRM I held on the dividend record dates.

During the year ended December 31, 2010, we sold approximately $2.0 million in real estate loans to VRM I.  We had no similar transactions in 2011.  No gain or loss resulted from the 2010 transactions.

As of December 31, 2011, we had receivables from VRM I of approximately $0.1 million, primarily related to legal fees.  As of December 31, 2010, we had receivables from VRM I of approximately $0.7 million, primarily related to legal fees.

As of December 31, 2011 and 2010, Fund III owned 114,117 of our common shares, representing approximately 0.9% of our total outstanding common stock.  For the years ended December 31, 2011 and 2010, we declared $0, in dividends payable to Fund III based on the number of shares Fund III held on the dividend record dates.

During the year ended December 31, 2010, we purchased approximately $0.2 million in real estate loans from Fund III.  We had no similar transactions in 2011.  No gain or loss resulted from the 2010 transactions.

As of December 31, 2011, we had a payable to Fund III of $13,000.  As of December 31, 2010, we had a payable to Fund III of $37,000.

During December 2011, we, and VRM I completed the sale of our membership interests in HFS to NorthStar.  We, paid Advant Mortgage a commission fee of $489,000, shared pro-rata among us and VRM I.

During the year ended December 31, 2011, we sold $500,000 of performing loans to a trust in which a director is one of the trustees.  No gain or loss resulted from these transactions.  No such transaction occurred during the year December 31, 2010.

Note I - Investment in MVP Realty Advisors	9 Months Ended
Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
NOTE I — INVESTMENT IN MVP REALTY ADVISORS

Together with MVP Capital Partners LLC, which is owned by our Chairman and Chief Executive Officer, Michael Shustek, we have formed a Nevada limited liability company, MVP Realty Advisors, LLC (“MVPRA”). MVPRA intends to act as the advisor to MVP REIT, Inc., a recently formed Maryland corporation which was organized to invest in real estate and loans secured by real estate (“MVP REIT “). On April 16, 2012, MVP Realty Trust filed a registration statement with the Securities and Exchange Commission, which was declared effective by the Securities and Exchange Commission on September 25, 2012. MVP REIT is organized as a publically registered, non-traded real estate investment trust (“REIT”). Under the terms of an Advisory Agreement between MVPRA and MVP Realty Trust, MVPRA is entitled to certain fees for advisory and other management services rendered to MVP Realty Trust.

During April 2012, we contributed $1,000 for a 40% interest in MVPRA. Mr. Shustek, through a wholly owned company named MVP Capital Partners, LLC (“MVPCP”), contributed $1,500 for a 60% interest in MVPRA. We and MVPCP anticipate providing additional funds to MVPRA, either in the form of capital contributions or loans. The amount and nature of such funding arrangements cannot be determined at this time. As of September 30, 2012, we and MVPCP have loaned approximately $534,000 and approximately $1.6 million, respectively to MVPRA related to MVP REIT, Inc.

Under the terms of the Operating Agreement which governs MVPRA, any loans we may make to MVPRA must be paid in full and we shall have received distributions of profits equal to our capital contributions prior to MVPCP receiving any distributions from MVPRA.

Our participation in MVPRA was approved by the independent members of our Board of Directors.

Note J - Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE J — NOTES RECEIVABLE

During January 2012 we, VRM I and Fund III rewrote one of our existing loans. The interest rate of this loan was changed from 3% paying monthly with 5% accruing to 7% paid monthly. The amount of the loan allowance of approximately $3.0 million and the interest currently accrued on the existing loan, which was fully allowed for, of approximately $1.0 million was moved to notes receivable. In April 2012, we received a payment on the new loan which was less than the amount owed. The difference of approximately $0.8 million was recorded as a loan allowance as of March 31, 2012 and was reclassified to note receivable during April, 2012.

During April 2012, we, VRM I and Fund III received a payment in full satisfaction of an investment in real estate loan secured by a first deed of trust. The remaining balance due on the second deed of trust was previously fully allowed for, of approximately $0.7 million was moved to notes receivable and remains fully allowed for. We receive monthly payments of approximately $33,000. As of September 30, 2012 the balance is approximately $0.5 million.

During February 2012, we, VRM I and Fund III received a payment in full satisfaction of an investment in real estate loan secured by a first deed of trust and a partial payment of an investment in real estate loan secured by a second deed of trust on the same real estate. The remaining balance due on the second deed of trust was previously fully allowed for, of approximately $1.3 million was moved to notes receivable and remains fully allowed for. During March 2012 a payment of approximately $50,000 was received and recognized as gain related to pay off of notes receivable, including recovery of allowance for notes receivable. Additionally, we receive monthly payments of approximately $3,000. As of September 30, 2012 the balance is approximately $1.2 million.

On February 29, 2012, we made a loan to TNP Strategic Retail Operating Partnership, LP, a Delaware limited-partnership, in the amount of $1,040,000 evidenced by a promissory note (“Note”) and secured by the separate and unconditional guaranty (“Guaranty”) of TNP Strategic Retail Trust, Inc., a Maryland corporation (“TNP Trust”). The unpaid principal balance on the Note bore interest at a rate of 9.0% per annum until May 31, 2012, at which time the loan matured. The Guaranty was secured by an absolute assignment to VRM II of all of TNP Trust’s right, title and interest in and to 25% of all net proceeds received by TNP Trust in connection with TNP Trust’s public offering of stock after payment of sales commission, fees and expenses payable in connection therewith. This loan was paid in full on May 17, 2012.

NOTE I — NOTES RECEIVABLE

During December 2006, we and VRM I entered into a settlement agreement in the amount of $1.5 million with the guarantors of a loan collateralized by a 126 unit (207 bed) assisted living facility in Phoenix, AZ, which we had foreclosed on.  Our portion was approximately $1.3 million.  The promissory note is payable in seven annual installments of $100,000 with an accruing interest rate of 7%, with the remaining note balance due in April 2013.  During 2011, we had received $88,000 in regularly scheduled principal payments.  Also during 2011, an agreement which would accept approximately $0.4 million as a final payment for the note was approved, of which approximately $0.3 million was received.  The balance of this agreement of approximately $68,000 was fully reserved as of December 31, 2011.  Payments will be recognized as income when received.

During July 2009, we, VRM I, and Fund III entered into a promissory note, totaling approximately $1.4 million, of which our portion is approximately $1.3 million, with the borrowers of a construction loan, as part of the repayment terms of the loan.  In addition, we received a principal pay off on the loan of approximately $3.9 million, which reflected our book value of the loan, net of allowance for loan loss of approximately $2.4 million.  The promissory note accrues interest over a 60-month period with an interest rate of 7%, with the first monthly payment due on the 37th month.  The remaining note balance and accrued interest will be due at maturity.  Payments will be recognized as income when received.  The balance of approximately $1.3 million was fully reserved as of December 31, 2011.

During July 2009, we, VRM I, and Fund III entered into a promissory note, totaling approximately $1.3 million, of which our portion is approximately $1.2 million, with the borrowers of a construction loan, as part of the repayment terms of the loan.  In addition, we received a principal pay off on the loan of approximately $1.6 million, which reflected our book value of the loan, net of allowance for loan loss of approximately $2.8 million.  The promissory note accrues interest over a 60-month period with an interest rate of 7%, with the first monthly payment due on the 37th month.  The remaining note balance and accrued interest will be due at maturity.  Payments will be recognized as income when received.  The balance of approximately $1.2 million was fully reserved as of December 31, 2011.

During December 2009, we and VRM I entered into a promissory note with the borrowers of a land loan, totaling approximately $6.1 million, of which our portion is approximately $5.6 million, as part of the sale of the land collateralizing the loan.  In addition, we and VRM I received a principal payoff of $2.0 million, of which our portion was approximately $1.8 million, on the land loan.  The remaining balance of approximately $1.2 million, of which our portion is approximately $1.1 million, was refinanced as a loan to the new owners of property.  The promissory note is for a 60-month period, with an interest rate of 6.0%, with the first monthly payment due on December 10, 2014.  Payments will be recognized as income when they are received.  The balance of approximately $5.6 million was fully reserved as of December 31, 2011.

During July 2010, we entered into a promissory note, totaling $48,000 with the guarantor of a previous land loan.  The remaining note balance of $2,500 as of December 31, 2011 will be paid in monthly installments of $500 each through May 2012.

As of November 30, 2010, we had five loans totaling approximately $19.0 million, of which our portion is approximately $1.1 million, before allowances totaling approximately $4.2 million, of which our portion is approximately $0.2 million, and were guaranteed by common guarantors. Pursuant to agreements entered into on March 16, 2009 and July 2, 2009, which modified these loans, three of these loans continued to be secured by real property and two became unsecured due to the permanent financing being obtained for less than the outstanding balance on the loans. On November 30, 2010, we entered into additional agreements to modify the terms related to these five loans in order to further enhance our investment. Pursuant to these additional agreements, we obtained an additional guarantor, interest in operating profits and any aggregate sales proceeds of $10.4 million less operating profits previously received related to these properties. The new guarantor is the managing member of the borrowing entities who is also the principal manager of L.L. Bradford and was a former officer of our manager from April 1999 through January 2005.In the event the total proceeds from the operating profits and sales proceeds do not equal $10.4 million, each borrower will execute a promissory note to pay us the deficiency, which shall be guaranteed by the guarantors, including the new guarantor. In addition, we agreed to release our deeds of trust on two of the three loans secured by real estate totaling $9.0 million, of which our portion is $0.5 million.  As a result of releasing our deeds of trust we classified these loans as unsecured notes receivable for the same amount and recognized a full allowance on this balance.

During 2011, it was determined we lost our collateral related to investments in two second deeds of trust due to foreclosures by the holders of the first deeds of trust.  At the time of this determination, the net balances of these investments were fully reserved.  The guarantor on these investments had stopped making payments and, as a result, the balances totaling approximately $3.9 million were fully charged off as of December 31, 2011.

During March 2011, we were awarded a deficiency judgment totaling $5.0 million related to a REO sold in a prior period.  The balance accrues interest at the rate of 9% until paid in full.  Provided all payments of approximately $3.0 million as outlined in the judgment are received, the remaining balance of judgment shall be forgiven. The balance of approximately $2.9 million was fully reserved as of December 31, 2011.

During March 2011, we were awarded a deficiency judgment totaling $2.8 million related to a REO sold in a prior period.  The balance accrues interest at the rate of 9% until paid in full.  Provided all payments of approximately $1.2 million as outlined in the judgment are received, the remaining balance of judgment shall be forgiven. The balance of approximately $1.2 million was fully reserved as of December 31, 2011.

Note K - Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE K — FAIR VALUE

As of September 30, 2012, financial assets and liabilities utilizing Level 1 inputs included investment in marketable securities - related party. We had no assets or liabilities utilizing Level 2 inputs, and assets and liabilities utilizing Level 3 inputs included investments in real estate loans.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, our degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an asset or liability will be classified in its entirety based on the lowest level of input that is significant to the measurement of fair value.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. We use prices and inputs that are current as of the measurement date, including during periods of market dislocation, such as the recent illiquidity in the auction rate securities market. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition may cause our financial instruments to be reclassified from Level 1 to Level 2 or Level 3 and/or vice versa.

Our valuation techniques will be consistent with at least one of the three possible approaches: the market approach, income approach and/or cost approach. Our Level 1 inputs are based on the market approach and consist primarily of quoted prices for identical items on active securities exchanges. Our Level 2 inputs are primarily based on the market approach of quoted prices in active markets or current transactions in inactive markets for the same or similar collateral that do not require significant adjustment based on unobservable inputs. Our Level 3 inputs are primarily based on the income and cost approaches, specifically, discounted cash flow analyses, which utilize significant inputs based on our estimates and assumptions.

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 09/30/2012	Carrying Value on Balance Sheet at 09/30/2012

Assets
Investment in marketable securities - related party	$732,000	$—	$—	$732,000	$732,000
Investment in real estate loans	$—	$—	$27,240,000	$27,240,000	$27,140,000

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2011	Carrying Value on Balance Sheet at 12/31/2011

Assets
Investment in marketable securities - related party	$592,000	$—	$—	$592,000	$592,000
Investment in real estate loans	$—	$—	$30,646,000	$30,646,000	$31,777,000

The following table presents the changes in our financial assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from January 1, 2012 to September 30, 2012:

Investment in real estate loans
Balance on January 1, 2012	$30,646,000
Change in temporary valuation adjustment included in net income (loss)
Increase in allowance for loan losses	(815,000)
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	14,000
Transfer of allowance on real estate loan to asset held for sale	1,705,000
Reduction of allowance on real estate loans due to loan payments	4,239,000
Reduction of allowance on real estate loans following settlement of loan	11,565,000
New mortgage loans and mortgage loans acquired	20,285,000
Write-off of allowance on uncollectible loan	3,250,000
Transfer of allowance on real estate loans converted to unsecured notes receivable	2,715,000
Sales, pay downs and reduction of assets
Transfer of real estate loan to real estate held for sale	(45,000)
Transfer of real estate loan to asset held for sale	(10,669,000)
Collections and settlements of principal and sales of investment in real estate loans	(19,351,000)
Reduction of loan balance following settlement of loan	(11,565,000)
Write-off of uncollectible loan	(3,250,000)
Conversion of real estate loans to unsecured notes receivable	(2,715,000)
Temporary change in estimated fair value based on future cash flows	1,231,000
Balance on September 30, 2012, net of temporary valuation adjustment	$27,240,000

The following table presents the changes in our financial assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from January 1, 2011 to September 30, 2011:

	Assets
	Investment in real estate loans	Assets under secured borrowings
Balance on January 1, 2011	$26,624,000	$1,320,000
Change in temporary valuation adjustment included in net income (loss)
Increase in allowance for loan losses	(967,000)	—
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	2,736,000	—
New mortgage loans and mortgage loans acquired	8,215,000	(1,320,000)
Reduction of allowance on real estate loans due to loan payment	144,000	—
Transfer of allowance on real estate loans converted to unsecured notes receivable	3,940,000	—
Sales, pay downs and reduction of assets
Collections and settlements of principal and sales of investment in real estate loans	(4,276,000)	—
Conversion of real estate loans to unsecured notes receivable	(3,940,000)	—
Transfer of real estate loans to real estate held for sale	(2,896,000)	—
Temporary change in estimated fair value based on future cash flows	(136,000)	—
Transfer to Level 1	—	—
Transfer to Level 2	—	—
Balance on September 30, 2011, net of temporary valuation adjustment	$29,444,000	$—

Liabilities Secured borrowings
Balance on January 1, 2011	$1,088,000
Payment on secured borrowings	(1,088,000)
Balance on September 30, 2011	$—

NOTE L — FAIR VALUE

As of December 31, 2011 and 2010, financial assets and liabilities utilizing Level 1 inputs included investment in marketable securities - related party.  We had no assets or liabilities utilizing Level 2 inputs, and assets and liabilities utilizing Level 3 inputs included investments in real estate loans and secured borrowings.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, our degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an asset or liability will be classified in its entirety based on the lowest level of input that is significant to the measurement of fair value.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure.  Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.  We use prices and inputs that are current as of the measurement date, including during periods of market dislocation, such as the recent illiquidity in the auction rate securities market.  In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments.  This condition may cause our financial instruments to be reclassified from Level 1 to Level 2 or Level 3 and/or vice versa.

Our valuation techniques will be consistent with at least one of the three possible approaches: the market approach, income approach and/or cost approach.  Our Level 1 inputs are based on the market approach and consist primarily of quoted prices for identical items on active securities exchanges.  Our Level 2 inputs are primarily based on the market approach of quoted prices in active markets or current transactions in inactive markets for the same or similar collateral that do not require significant adjustment based on unobservable inputs.  Our Level 3 inputs are primarily based on the income and cost approaches, specifically, discounted cash flow analyses, which utilize significant inputs based on our estimates and assumptions.

The following table presents the valuation of our financial assets and liabilities as of December 31, 2011, measured at fair value on a recurring basis by input levels:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2011	Carrying Value on Balance Sheet at 12/31/2011
Assets
Investment in marketable securities - related party	$592,000	$--	$--	$592,000	$592,000
Investment in real estate loans	$--	$--	$30,646,000	$30,646,000	$31,777,000

The following table presents the changes in our financial assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from January 1, 2011 to December 31, 2011:

	Assets
	Investment in real estate loans	Assets under secured borrowings

Balance on January 1, 2011	$26,624,000	$1,320,000
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	(1,028,000)	--
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	2,736,000	--
Reduction of allowance on real estate loans due to loan payment	249,000	--
New mortgage loans and mortgage loans acquired	13,723,000	--
Transfer of allowance on real estate loans converted to unsecured notes receivable	3,940,000	--
Sales, pay downs and reduction of assets
Collections and settlements of principal and sales of investment in real estate loans	(9,046,000)	--
Conversion of real estate loans to unsecured notes receivable	(3,940,000)	--
Transfer of real estate loans to real estate held for sale	(2,896,000)	--
Payments on assets under secured borrowings		(1,320,000)
Temporary change in estimated fair value based on future cash flows	284,000	--
Transfer to Level 1	--	--
Transfer to Level 2	--	--

Balance on December 31, 2011, net of temporary valuation adjustment	$30,646,000	$--

Liabilities
Secured borrowings

Balance on January 1, 2011	$1,088,000
Payment on secured borrowings	(1,088,000)
Balance on December 31, 2011, net of temporary valuation adjustment	$--

The following table presents the valuation of our financial assets and liabilities as of December 31, 2010, measured at fair value on a recurring basis by input levels:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2010	Carrying Value on Balance Sheet at 12/31/2010
Assets
Investment in marketable securities - related party	$539,000	$--	$--	$539,000	$539,000
Investment in real estate loans	$--	$--	$26,624,000	$26,624,000	$26,719,000
Assets under secured borrowings	$--	$--	$1,320,000	$1,320,000	$1,320,000

Liabilities
Secured borrowings	$--	$--	$1,088,000	$1,088,000	$1,088,000

The following table presents the changes in our financial assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from January 1, 2010 to December 31, 2010:

	Assets
	Investment in real estate loans	Assets under secured borrowings

Balance on January 1, 2010	$52,460,000	$8,370,000
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	(8,300,000)	--
Purchase and additions of assets
Transfer of real estate loans to real estate held for sale	(18,333,000)	--
Transfer of allowance on real estate loans to real estate held for sale	9,302,000	--
New mortgage loans and mortgage loans bought	8,528,000	--
Transfer of real estate loan to assets held for sale	(17,290,000)	--
Transfer of allowance on real estate loan to assets held for sale	9,756,000	--
Assets under secured borrowings	6,822,000	--
Sales, pay downs and reduction of assets
Collections of principal and sales of investment in real estate loans	(31,575,000)	--
Reduction of allowance for loan losses related to sales and payments of investment in real estate loans	14,600,000	--
Payments on assets under secured borrowings	--	(7,050,000)
Temporary change in estimated fair value based on future cash flows	654,000	--
Transfer to Level 1	--	--
Transfer to Level 2	--	--

Balance on December 31, 2010, net of temporary valuation adjustment	$26,624,000	$1,320,000

Liabilities
Secured borrowings

Balance on January 1, 2010	$7,910,000
Payment on secured borrowings	(6,822,000)

Balance on December 31, 2010, net of temporary valuation adjustment	$1,088,000

Note L - Recent Account Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
NOTE L — RECENT ACCOUNTING PRONOUNCEMENTS

Adopted

On January 1, 2012, the Company adopted changes issued by the Financial Accounting Standards Board (FASB) to conform to existing guidance regarding fair value measurement and disclosure between GAAP and International Financial Reporting Standards. These changes both clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. Other than the additional disclosure requirements, the adoption of these changes had no impact on the Consolidated Financial Statements.

On January 1, 2012, the Company adopted changes issued by the FASB to the presentation of comprehensive income. These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share. Management elected to present the two-statement option. Other than the change in presentation, the adoption of these changes had no impact on the Consolidated Financial Statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update No. 2011-10 (“ASU 2011-10”), Property, Plant and Equipment (Topic 360): Derecognition of in Substance Real Estate—a Scope Clarification (a consensus of the FASB Emerging Issues Task Force). ASU 2011-10 clarifies when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance for Real Estate Sale (Subtopic 360-20). The provisions of ASU 2011-10 are effective for public companies for fiscal years and interim periods within those years, beginning on or after June 15, 2012. The adoption of ASU 2011-10 is not expected to materially impact our consolidated financial statements.

NOTE M - RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the Board does not intend for the amendments in this update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For public entities, the new guideline is effective for interim and annual periods beginning after December 15, 2011 and should be applied prospectively. The Company does not expect that the guidance effective in future periods will have a material impact on its consolidated financial statements.

In May 2011, the FASB issued ASC Update No. 2011-05, Comprehensive Income (Topic 820): Presentation of Comprehensive Income. Update No. 2011-05 requires that net income, items of other comprehensive income and total comprehensive income be presented in one continuous statement or two separate consecutive statements. The amendments in this Update also require that reclassifications from other comprehensive income to net income be presented on the face of the financial statements. We are required to adopt Update No. 2011-05 for our first quarter ending March 31, 2012, with the exception of the presentation of reclassifications on the face of the financial statements, which has been deferred by the FASB under ASC Update No. 2011-12, Comprehensive Income (Topic 820): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income. Our adoption of Update No. 2011-05 will not impact our future results of operations or financial position.

In December 2011, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update No. 2011-10 (“ASU 2011-10”), Property, Plant and Equipment (Topic 360): Derecognition of in Substance Real Estate—a Scope Clarification (a consensus of the FASB Emerging Issues Task Force). ASU 2011-10 clarifies when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance for Real Estate Sale (Subtopic 360-20). The provisions of ASU 2011-10 are effective for public companies for fiscal years and interim periods within those years, beginning on or after June 15, 2012. When adopted, ASU 2011-10 is not expected to materially impact our consolidated financial statements.

Note M - Legal Matters Involving the Manager	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Legal Matters Involving The Manager [Text Block]
NOTE M — LEGAL MATTERS INVOLVING THE MANAGER

The United States Securities and Exchange Commission (the “Commission”), conducted an investigation of certain matters related to us, our manager, Vestin Capital, VRM I, and Fund III. We fully cooperated during the course of the investigation. On September 27, 2006, the investigation was resolved through the entry of an Administrative Order by the Commission (the “Order”). Our manager, Vestin Mortgage and its Chief Executive Officer, Michael Shustek, as well as Vestin Capital (collectively, the “Respondents”), consented to the entry of the Order without admitting or denying the findings therein.

In the Order, the Commission found that the Respondents violated Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933 through the use of certain slide presentations in connection with the sale of units in Fund III and in our predecessor, Vestin Fund II, LLC. The Respondents consented to the entry of a cease and desist order, the payment by Mr. Shustek of a fine of $100,000 and Mr. Shustek’s suspension from association with any broker or dealer for a period of six months, which expired in March 2007. In addition, the Respondents agreed to implement certain undertakings with respect to future sales of securities. We are not a party to the Order.

The Vestin Group and Fund III were defendants in a civil action filed by Birkeland Family, LLC III and Birkeland Family, LLC V (“Plaintiffs”) in District Court for Clark County, Nevada. The Plaintiffs alleged as causes of action against Vestin Group and Fund III: Breach of Contract and Breach of the Implied Covenant of Good Faith and Fair Dealing regarding the sale of the office building commonly described as 8379 W. Sunset Road, Las Vegas, Nevada. The action sought monetary, punitive and exemplary damages. On January 18, 2011, summary judgment was granted in favor of Fund III, with the Court finding that Fund III was not part of the lease and, therefore, could not be held liable for damages. The Manager is still involved in this civil action. Fund III is attempting to recover legal fees associated with this matter. A judgment has been entered against Vestin Group in the amount of approximately $4.2 million. Vestin Group has appealed this judgment.

VRM II, Vestin Mortgage and Michael V. Shustek (“Defendants”) were defendants in a civil action filed by 88 sets of plaintiffs representing approximately 138 individuals (“Plaintiffs”), in District Court for Clark County, Nevada (the “Nevada Lawsuit”). The Plaintiffs alleged, among other things, that Defendants: breached certain alleged contractual obligations owed to Plaintiffs; breached fiduciary duties supposedly owed to Plaintiffs; and misrepresented or omitted material facts regarding the conversion of Fund II into VRM II. The action sought monetary and punitive damages. The court dismissed the claim for punitive damages. On September 8, 2010, the parties agreed to settle the case. The Settlement Agreement provides for the settlement and complete release of all claims against the Defendants. The settlement was made without admission of liability by Defendants.

For additional information, see Note N – Legal Matters Involving the Company

In addition to the matters described above, our manager is involved in a number of other legal proceedings concerning matters arising in connection with the conduct of its business activities. Our manager believes it has meritorious defenses to each of these actions and intends to defend them vigorously. Other than the matters described above, our manager believes that it is not a party to any pending legal or arbitration proceedings that would have a material adverse effect on our manager’s financial condition or results of operations or cash flows, although it is possible that the outcome of any such proceedings could have a material impact on our manager’s net income in any particular period.

NOTE N — LEGAL MATTERS INVOLVING THE MANAGER

The United States Securities and Exchange Commission (the “Commission”), conducted an investigation of certain matters related to us, our manager, Vestin Capital, VRM I, and Fund III.  We fully cooperated during the course of the investigation.  On September 27, 2006, the investigation was resolved through the entry of an Administrative Order by the Commission (the “Order”).  Our manager, Vestin Mortgage and its Chief Executive Officer, Michael Shustek, as well as Vestin Capital (collectively, the “Respondents”), consented to the entry of the Order without admitting or denying the findings therein.

In the Order, the Commission found that the Respondents violated Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933 through the use of certain slide presentations in connection with the sale of units in Fund III and in our predecessor, Vestin Fund II, LLC.  The Respondents consented to the entry of a cease and desist order, the payment by Mr. Shustek of a fine of $100,000 and Mr. Shustek’s suspension from association with any broker or dealer for a period of six months, which expired in March 2007.  In addition, the Respondents agreed to implement certain undertakings with respect to future sales of securities.  We are not a party to the Order.

The Manager and Fund III were defendants in a civil action filed by Birkeland Family, LLC III and Birkeland Family, LLC V (“Plaintiffs”) in District Court for Clark County, Nevada.  The Plaintiffs alleged as causes of action against the Manager and Fund III:  Breach of contract and breach of the implied covenant of good faith and fair dealing regarding the sale of the office building commonly described as 8379 W. Sunset Road, Las Vegas, Nevada.  The action sought monetary, punitive and exemplary damages.  On January 18, 2011, summary judgment was granted in favor of Fund III, with the Court finding that Fund III was not part of the lease and, therefore, could not be held liable for damages.  The Manager is still involved in this civil action.  Fund III is attempting to recover legal fees associated with this matter.  Any fees not recovered will be reimbursed by the Manager.

For additional information, see Note O – Legal Matters Involving the Company

In addition to the matters described above, our manager is involved in a number of other legal proceedings concerning matters arising in connection with the conduct of its business activities.  Our manager believes it has meritorious defenses to each of these actions and intends to defend them vigorously.  Other than the matters described above, our manager believes that it is not a party to any pending legal or arbitration proceedings that would have a material adverse effect on our manager’s financial condition or results of operations or cash flows, although it is possible that the outcome of any such proceedings could have a material impact on our manager’s net income in any particular period.

Note N - Legal Matters Involving the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Legal Matters and Contingencies [Text Block]
NOTE N — LEGAL MATTERS INVOLVING THE COMPANY

We, VRM I and Vestin Mortgage (“Defendants”) were defendants in a breach of contract class action filed in San Diego Superior Court by certain plaintiffs who alleged, among other things, that they were wrongfully denied roll-up rights in connection with the merger of Fund I into VRM I and Fund II into VRM II. The court certified a class of all former Fund I unit holders and Fund II unit holders who voted against the mergers of Fund I into VRM I and Fund II into VRM II. The trial began in December 2009 and concluded in January 2010. On February 11, 2010, the Defendants were notified of a Tentative Statement of Decision, in their favor issued by the Superior Court for the State of California in San Diego following a trial. In the Tentative Statement, the Court found that there was no roll-up and therefore no breach of contract. The Court entered final judgment for the Defendants on March 18, 2010. Defendants and Plaintiffs agreed to a post-judgment settlement by which Plaintiffs agreed not to appeal the judgment in consideration of a waiver by the Defendants of any claim to recover actual court costs from the Plaintiffs. The Court granted final approval of this settlement of post-judgment rights on July 9, 2010.

We, Vestin Mortgage and Michael V. Shustek (“Defendants”) were defendants in a civil action filed by 88 sets of plaintiffs representing approximately 138 individuals (“Plaintiffs”), in District Court for Clark County, Nevada (the “Nevada Lawsuit”). The Plaintiffs alleged, among other things, that Defendants: breached certain alleged contractual obligations owed to Plaintiffs; breached fiduciary duties supposedly owed to Plaintiffs; and misrepresented or omitted material facts regarding the conversion of Fund II into VRM II. The action sought monetary and punitive damages. The court dismissed the claim for punitive damages. On September 8, 2010, the parties agreed to settle the case. The Settlement Agreement provides for the settlement and complete release of all claims against the Defendants. The settlement was made without admission of liability by Defendants.

In addition to the matters described above, we are involved in a number of other legal proceedings concerning matters arising in the ordinary course of our business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. Other than the matters described above, we believe that we are not a party to any pending legal or arbitration proceedings that would have a material adverse effect on our financial condition or results of operations or cash flows, although it is possible that the outcome of any such proceedings could have a material impact on our operations in any particular period.

In July, 2012, we along with our Manager, VRM I, Vestin Group, Vestin Originations and Michael Shustek entered into a Settlement Agreement and Mutual Release (“Settlement Agreement”) with the State of Hawaii and The Huntington National Bank as successor trustee to the Rightstar Trusts. Under the Settlement Agreement, we and VRM I were entitled to receive a portion of certain net proceeds from certain claims from third parties through litigation, settlement or otherwise. The parties agreed that to mutually release each other from any claims and in lieu of such amounts due under the Settlement Agreement, within ten (10) business days after the later of (a) The Huntington Bank’s receipt of the first tranche of certain trust recovery proceeds or (b) entry of a final and non-appealable decision or order approving settlement with each of certain other persons, the sum of $145,000.00 shall be disbursed from the first tranche of trust recovery proceeds to us and VRM I. All other amounts payable under the Settelemtn Agreement were assigned to the Rightstar Trusts and The Huntington Bank all rights, obligations and claims we or VRM I has or ever can, shall or may have or claim to have arising out of or related to the Rightstar Trusts, or which were asserted or which could have been asserted in such cases. We and VRM I also released any and all interest in the amounts set aside from the sale of the property at 485 Waiale Street, Wailuku, Hawaii. Finally we agreed to purchase all 447,226 shares in Vestin Fund II, LLC currently owned by the Rightstar trusts for $1.40 per share, which purchase is to be consummated within seven (7) days following Court approval of the settlement. The settlement was approved by the Court on August 3, 2012. As of September 30, 2012 the $145,000 has been paid and the shares have been repurchased.

On February 7, 2012, we, VRM I and VF III entered into a Deed in Lieu Agreement with a borrower resolving the foreclosure of our secured loan which had matured on December 31, 2011, with a principal balance, net of allowance for loan loss of approximately $9.9 million, of which our portion was approximately $9.0 million. Pursuant to the Deed in Lieu Agreement, our subsidiary 1701 Commerce, LLC (“1701 Commerce”) received a deed to the property which had secured the loan. The property, which is being operated as the Sheraton – Forth Worth, Texas, is the subject of litigation relating to the validity, priority, nature, and extent of liens claimed by other parties that may secure claims ranging from approximately $41 million to $48 million. We dispute both the validity of certain claimed liens and the amount of the claimed secured debt in part and as of this time intend to pursue our objections and disputes as to such matters. On March 26, 2012, 1701 Commerce filed for Chapter 11 bankruptcy protection in the United States Bankruptcy Court for the Northern District of Texas, Ft. Worth Division, to reorganize its financial affairs and to avoid a pending foreclosure of the property that had been scheduled by a mortgage lien holder and to preserve and protect 1701 Commerce’s equity and the interests of the other creditors of the property. Due to the uncertainty and disputes involving this property, we recorded this investment as Other Real Estate Owned on the balance sheet until August 23, 2012 when the Bankruptcy Court issued an order allowing the bankruptcy to proceed despite a motion to dismiss it and required 1701 Commerce to deposit $1 million as additional collateral with the court which was funded by us, VRM I and VF III, and gave 1701 Commerce until November 24, 2012, which has now been extended indefinitely to obtain confirmation of a reorganization plan. We hold an interest of approximately 90%, VRM I holds an interest of approximately 8% and Fund III holds an interest of approximately 2% in 1701 Commerce. Pursuant to the order issued on August 23, 2012, we include the operations through consolidation into our financial statements from such date forward.

On September 24, 2012, 1701 Commerce entered into an asset purchase agreement to sell its assets in consideration of $55 million. Pursuant to the agreement, an earnest money deposit of $250,000 is currently maintained by a title company. Following the Bankruptcy Court’s approval of the sale of the assets to the buyer, the buyer has a 60 day due diligence period to review and approve the assets to be acquired. Upon the satisfaction of all conditions included in the agreement, subject to payment of certain approved claims and court approval, the balance of the purchase price will be paid in cash to 1701 Commerce. Pursuant to this agreement, this asset will be reported as an asset held for sale. As of the date of this report, management estimates the net realizable value to approximate the net assets held for sale.

NOTE O — LEGAL MATTERS INVOLVING THE COMPANY

We, VRM I and Vestin Mortgage (“Defendants”) were defendants in a breach of contract class action filed in San Diego Superior Court by certain plaintiffs who alleged, among other things, that they were wrongfully denied roll-up rights in connection with the merger of Fund I into VRM I and Fund II into VRM II.  The court certified a class of all former Fund I unit holders and Fund II unit holders who voted against the mergers of Fund I into VRM I and Fund II into VRM II.  The trial began in December 2009 and concluded in January 2010.  On February 11, 2010, the Defendants were notified of a Tentative Statement of Decision, in their favor issued by the Superior Court for the State of California in San Diego following a trial.  In the Tentative Statement, the Court found that there was no roll-up and therefore no breach of contract.  The Court entered final judgment for the Defendants on March 18, 2010.  Defendants and Plaintiffs agreed to a post-judgment settlement by which Plaintiffs agreed not to appeal the judgment in consideration of a waiver by the Defendants of any claim to recover actual court costs from the Plaintiffs.  The Court granted final approval of this settlement of post-judgment rights on July 9, 2010.

We, Vestin Mortgage and Michael V. Shustek (“Defendants”) were defendants in a civil action filed by 88 sets of plaintiffs representing approximately 138 individuals (“Plaintiffs”), in District Court for Clark County, Nevada (the “Nevada Lawsuit”).  The Plaintiffs alleged, among other things, that Defendants: breached certain alleged contractual obligations owed to Plaintiffs; breached fiduciary duties supposedly owed to Plaintiffs; and misrepresented or omitted material facts regarding the conversion of Fund II into VRM II.  The action sought monetary and punitive damages.  The court dismissed the claim for punitive damages.  On September 8, 2010, the parties agreed to settle the case.  The Settlement Agreement provides for the settlement and complete release of all claims against the Defendants.  The settlement was made without admission of liability by Defendants.

In addition to the matters described above, we are involved in a number of other legal proceedings concerning matters arising in the ordinary course of our business activities.  We believe we have meritorious defenses to each of these actions and intend to defend them vigorously.  Other than the matters described above, we believe that we are not a party to any pending legal or arbitration proceedings that would have a material adverse effect on our financial condition or results of operations or cash flows, although it is possible that the outcome of any such proceedings could have a material impact on our operations in any particular period.

Note O - Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Text Block]
NOTE O — INCOME TAXES

We operated as a REIT through December 31, 2011. We announced on March 28, 2012 that we have terminated our election to be treated as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), effective for the tax year ending December 31, 2012.

The components of the provision for income tax benefit are as follows for the nine months ended:

	9/30/2012	9/30/2011
Current taxes
Federal	$—	$—
State	—	—
Total current taxes	—	—
Change in deferred taxes	(715,000)	—
Change in valuation allowance	715,000	—
Provision for income tax expense (benefit)	$—	$—

The following is a summary of the significant components of the Company’s deferred tax assets and liabilities at September 30, 2012:

Deferred tax assets:
Provision for loan losses	$1,215,000
Write down on real estate held for sale	3,851,000
Recovery of allowance for doubtful notes receivable	5,305,000
Net operating loss carry forward	64,143,000
Total deferred tax assets	74,514,000
Valuation allowance	(74,514,00)
Deferred tax assets, net of valuation allowance	$—

The effective tax rate used for calculation of the deferred taxes as of September 30, 2012 was 34%. The Company has established a valuation allowance against deferred tax assets of $74,514,000 due to the uncertainty regarding realization, comprised primarily of a reserve against the deferred tax assets attributable to the net operating loss carry forward timing differences.

As of December 31, 2011 we were organized and conducted our operations to qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the “Code”) and to comply with the provisions of the Internal Revenue Code with respect thereto. A REIT is generally not subject to federal income tax on that portion of its REIT taxable income (“Taxable Income”) which is distributed to its stockholders, provided that at least 90% of Taxable Income is distributed and provided that certain other requirements are met. Our Taxable Income may substantially exceed or be less than our net income as determined based on GAAP, because, differences in GAAP and taxable net income consist primarily of allowances for loan losses or doubtful account, write-downs on real estate held for sale, amortization of deferred financing cost, capital gains and losses, and deferred income.

Note P - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
NOTE P — SUBSEQUENT EVENTS

During October 2012, we sold an REO property to an unrelated third party for approximately $0.2 million. This transaction resulted in a net gain for us of approximately $0.1 million. A consultation fee of approximately $3,000 was paid to a related party.

During October 2012, we paid a retainer to legal counsel of $420,000 on behalf of 1701 Commerce (See Note G) in anticipation of legal and expert witness expenses.

Subsequent to September 30, 2012 through the date of this report, we have loaned an additional $0.5 million to MVPRA for use in connection with MVP REIT.

NOTE P— SUBSEQUENT EVENTS

The following subsequent events have been evaluated through the date of this filing with the SEC.

During January 2012 we, VRM I and VF III modified one of our existing loans.  The interest rate of this loan was changed from 3% paying monthly with 5% accruing to 7% paid monthly.  The interest currently accrued on the existing loan, which was fully allowed for, of approximately $1.0 million will be moved to notes receivable with the balance remaining fully allowed for.

During January 2012, we paid our manager approximately $550,000 of management fees for services to be performed from January through June 2012.  A discount of 7% will be applied to the July 2012 payment.

On February 7, 2012, we, VRMI and VFIII entered into a Deed in Lieu Agreement with a borrower for a second deed of trust loan that matured on December 31, 2011 with a balance of approximately $11.8 million, of which our portion was approximately $10.7 million.  These assets are subject to a first trust deed of approximately $39 million.  The property includes a 430 unit full service hotel located in Ft. Worth, Texas. The hotel includes operations which will be consolidated into our financial statements from the date of this agreement.  The property will be held for sale and pursuant to the terms of the agreement the net proceeds from the sale shall be distributed as follows through July 31, 2012: (i) satisfy all amounts due on the first deed of trust, (ii) $11 million to us, VRMI and VFIII, (iii) $3 million to the former borrower and (iv) all remaining amounts will be divided with 50% going to us, VRMI and VFIII and 50% going to the former borrower.  Following July 31, 2012, the net proceeds from the sale will be distributed similar to other real estate sale transactions.

During January 2012, we purchased 60,000 shares of Annaly Capital Management Inc. This company is a publicly traded REIT and the shares were deemed to be part of our 3% working capital reserve.  During February 2012, we sold all of our shares for a gain of approximately $21,000.

Our Board of Directors has been exploring releasing our status as a REIT. We expect a resolution will be made by March 30, 2012 to terminate our REIT status based on legal advice to be received by this date. As such, the Company will not be taxed as a REIT for the year ending December 31, 2012.  The required filings to make this resolution effective have been prepared and submitted to the Internal Revenue Service as of the date of this filing

Note G - Assets Held for Sale and Discounted Operations - 10-K	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
NOTE G — ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

As discussed in Note O – Legal Matters Involving the Company, during July 2010, we, VRM I and Vestin Mortgage acquired through foreclosure the RightStar property, which includes 4 cemeteries and 8 mortuaries in Hawaii.  Subsequent to our foreclosure of this property, we and VRM I acquired our manager’s interest in this property for $500,000, of which our portion was $375,000. Our manager recorded no gain or loss as a result of this transaction.   At the time of foreclosure, the RightStar assets were moved into Hawaii Funeral Services, LLC (“HFS”) of which we held 62% and VRM I held 38%.

Effective January 1, 2009, we adopted FASB's accounting standard related to business combination which required acquisition method of accounting to be used for all business combinations and for an acquirer to be identified for each business combination. This accounting standard requires an acquirer to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions. It also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the non-controlling interest in the acquiree, at the full amounts of their fair values (or other amounts determined in accordance with the standard).

Our acquisition of HFS was accounted for in accordance with this standard and the Company has allocated the purchase price of HFS based upon the estimated fair value of the net assets acquired and liabilities assumed and the fair value of the noncontrolling interest measured at the acquisition date. The estimated fair value of HFS at the time of the acquisition totaled $14.1 million.

We performed an allocation as of the foreclosure date as follows:

Cash	$1,032,000
Preneed receivables	4,063,000
Other receivable	1,037,000
Inventory	22,000
Property and equipment	8,390,000
Other assets	523,000
Accounts payable and accrued liabilities	(842,000)
Deferred preneed revenues	(72,000)

Net assets	$14,153,000

In addition, we estimated the fair value of the non-controlling interest at $5.4 million.

Immediately upon foreclosure, we committed to a plan to sell all interests in HFS, at which point we began classifying the related assets of HFS as assets held for sale, and the related liabilities as liabilities related to assets held for sale. Additionally, we have classified HFS’s results as discontinued operations.

Assets and groups of assets and liabilities which comprise disposal groups are classified as “held for sale” when all of the following criteria are met: a decision has been made to sell, the assets are available for sale immediately, the assets are being actively marketed at a reasonable price in relation to the current fair value, a sale has been or is expected to be concluded within twelve months of the balance sheet date, and significant changes to the plan to sell are not expected. Assets held for sale are not depreciated.

Additionally, the operating results and cash flows related to these assets and liabilities are included in discontinued operations in the consolidated statements of operations and consolidated statements of cash flows for the year ended December 31, 2011.

The following is summary of net assets held for sale through November 30, 2011:

November 30, 2011
Assets:
Current Assets	$3,772,000
Preneed cemetery receivables, net	3,324,000
Cemetery property, at cost	3,140,000
Property and equipment	5,335,000
Deferred charges and other assets	1,066,000
Cemetery trust investments	44,210,000
Total assets	$60,847,000

Liabilities:
Accounts payable and accrued liabilities	$1,120,000
Deferred preneed cemetery revenues	1,752,000
Trusts’ corpus	46,228,000
Total liabilities	49,100,000

Net assets held for sale	$11,747,000

On December 1, 2011, we and VRM I closed the sale of its membership interests in HFS, including the variable interest entities of HFS, to NorthStar Hawaii, LLC (“NorthStar”).  The sale was effected pursuant to a Membership Interest Purchase Agreement dated October 3, 2011.  We received the entire purchase price at the closing resulting in net proceeds of $8,866,000. In addition to the net proceeds, we retained approximately $806,000 of the cash balance held by HFS and assumed accounts payables of approximately $38,000. Pursuant to terms of the agreement, we have an option to repurchase HFS under certain conditions from NorthStar in consideration of the full amount of the sales price for a period of 15 months following the closing of the transaction. As a result of this option, our net gain of approximately $102,000 has been recognized as “Deferred gain on sale of HFS” on the balance sheet. The gain will be recognized upon the expiration of this option.

As discussed in Note O – Legal Matters Involving the Company, in April 2006, the lenders of the loans made to RightStar, Inc. (“RightStar”) filed suit against the State of Hawaii listing 26 causes of action, including allegations that the State of Hawaii has illegally blocked the lender’s right to foreclose and take title to its collateral by inappropriately attaching conditions to the granting of licenses needed to operate the business, the pre-need trust funds and the perpetual care trust funds and that the State of Hawaii has attempted to force the lenders to accept liability for any statutory trust fund deficits while no such lender liability exists under the laws of the State of Hawaii.  The State of Hawaii responded by filing allegations against Vestin Mortgage and us alleging that these Vestin entities improperly influenced the former RightStar trustees to transfer trust funds to us.

On May 9, 2007, we, VRM I, Vestin Mortgage, the State of Hawaii and Comerica Incorporated (“Comerica”) announced that an arrangement had been reached to auction the RightStar assets.  The auction was not successful.  On June 12, 2007, the court approved the resolution agreement, which provides that the proceeds of the foreclosure sale would be allocated in part to VRM I, Vestin Mortgage and us and in part to fund the trust’s statutory minimum balances.  We, VRM I, Vestin Mortgage, the State of Hawaii and Comerica have pledged to cooperate to recover additional amounts owed to the trusts and the creditors from others. Should the recovery meet or exceed $9 million, all parties have agreed that no further litigation between the state of Hawaii and Vestin will be reinstituted related to the trust’s statutory minimum balances. The Vestin entities and the State of Hawaii signed a new agreement that would permit the foreclosure to proceed.  On October 12, 2009, the State Court approved the agreement permitting the foreclosure to proceed.  On January 25, 2010, the Circuit Court of the First Circuit for the State of Hawaii confirmed the right of us, VRM I and Vestin Mortgage, to acquire through foreclosure the RightStar assets.

An alleged trust deficiency ranging from $24.4 million to $32.7 million may have existed prior to our acquiring the RightStar properties through foreclosure. Under state law, such deficiencies are generally required to be funded. However, due to the agreement with the state of Hawaii and certain actuarial information obtained from third parties, no accrual has been recorded as of December 31, 2011.

We, VRM I., and our manager (collectively, “Vestin”) entered into a settlement agreement with Alternative Debt Portfolios, L.P. and Alternative Debt Portfolios, LLC (collectively, “ADP”). On September 22, 2008 a judgment was entered by the Hawaii Circuit Court in favor of Vestin against ADP in the amount of $1,119,000 plus interest.  ADP filed an appeal with the Intermediate Court of Appeals for the State of Hawaii and put up a cash bond of $1,972,000.  Both Vestin and ADP agreed to settle the appeal and on November 28, 2011 a Settlement and Mutual Release Agreement was agreed to whereby ADP received $800,000 from the cash bond.  Vestin received the remainder of the cash bond, less fees pertaining to the settlement, in the amount of approximately $0.1 million.  The parties agreed to a full release as part of the settlement.

Note J - Secured Borrowings - 10-K	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
NOTE J— SECURED BORROWINGS

Secured borrowings provide an additional source of capital for our lending activity.  Secured borrowings allow us to increase the diversification of our loan portfolio and to invest in loans that we might not otherwise invest in.  We do not receive any fees for entering into secured borrowing arrangements; however, we may receive revenue in any differential of the interest spread, if applicable.  Loans in which unaffiliated investors have participated through inter-creditor agreements (“Inter-creditor Agreements”) are accounted for as secured borrowings.  The Inter-creditor Agreements provide us additional funding sources for real estate loans whereby an unaffiliated investor (the “Investor”) may participate on a non-paripassu basis in certain real estate loans with us and/or VRM I (collectively, the “Lead Lenders”).  In the event of borrower non-performance, the Inter-creditor Agreements generally provide that the Lead Lenders must repay the Investor’s loan amount either by (i) continuing to remit to the Investor the interest due on the participated loan amount; (ii) substituting an alternative loan acceptable to the Investor; or (iii) repurchasing the participation from the Investor for the outstanding balance plus accrued interest.

Additionally, an Investor may participate in certain loans with the Lead Lenders through Participation Agreements.  In the event of borrower non-performance, the Participation Agreement may allow the Investor to be repaid up to the amount of the Investor’s investment prior to the Lead Lender being repaid.  Real estate loan financing under the Participation Agreements are also accounted for as a secured borrowing.  We do not receive any revenues for entering into secured borrowings arrangements.

During June 2008, we, our manager, and Vestin Originations entered into an intercreditor agreement with an unrelated third party related to the funding of six real estate loans.  (See exhibit 10.5 Intercreditor Agreement  under the Exhibit Index included in Part IV, Item 15 of this Report Form 10-K).  The participation interest is at 11% on the outstanding balance.  We incurred approximately $0.9 million in finance costs related to the secured borrowings; these costs were being amortized to interest expense over the term of the agreements.  As of December 31, 2011, and 2010, we had approximately $0.0 million and $1.3 million, respectively, in funds, including approximately $0.0 million and $0.2 million, respectively in interest reserves, used under Inter-creditor agreements.

On September 20, 2011 we repurchased the secured borrowings for approximately $1.1 million.  Interest expense for the year ended December 31, 2011 and 2010 amounted to approximately $88,000 and $0.6 million, respectively.

Note K - Notes Payable - 10-K	12 Months Ended
Dec. 31, 2011
Short-term Debt, Terms
NOTE K — NOTES PAYABLE

In April 2011, we financed a 12-month insurance policy for Directors and Officers liability, with an annual interest rate of 3.2%.  The agreement required a down payment of $82,000 and nine monthly payments of $28,000 beginning on May 27, 2011.  As of December 31, 2011, the outstanding balance of the note was $25,000.  During January 2012, the outstanding balance of the note was paid in full.

On December 3, 2010, we and VRM I mortgaged a mixed-use land held for sale property for $1.6 million, of which our portion was approximately $1.3 million.  The note has an interest rate of 9%, payable monthly and a maturity date of December 2, 2011.  As of December 31, 2011 this note had been paid in full.  Interest expense for the year ended December 31, 2011 amounted to approximately $107,000.

Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with information included in the 2011 annual report filed on Form 10-K.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”).  Management has included all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented.

Use of Estimates, Policy [Policy Text Block]
Management Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Management Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents include interest-bearing and non-interest-bearing bank deposits, money market accounts, short-term certificates of deposit with original maturities of three months or less, and short-term instruments with a liquidation provision of one month or less.

Cash and Cash Equivalents

Cash and cash equivalents include interest-bearing and non-interest-bearing bank deposits, money market accounts, short-term certificates of deposit with original maturities of three months or less, and short-term instruments with a liquidation provision of one month or less.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Interest is recognized as revenue on performing loans when earned according to the terms of the loans, using the effective interest method. We do not accrue interest income on loans once they are determined to be non-performing. A loan is non-performing when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due. Cash receipts will be allocated to interest income, except when such payments are specifically designated by the terms of the loan as principal reduction. Interest is fully allowed for on impaired loans and is recognized on a cash basis method

Revenue Recognition

Interest is recognized as revenue on performing loans when earned according to the terms of the loans, using the effective interest method.  We do not accrue interest income on loans once they are determined to be non-performing.  A loan is non-performing when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due.  Cash receipts will be allocated to interest income, except when such payments are specifically designated by the terms of the loan as principal reduction.  Interest is fully allowed for on impaired loans and is recognized on a cash basis method.

Real Estate, Policy [Policy Text Block]
Investments in Real Estate Loans

We may, from time to time, acquire or sell investments in real estate loans from or to our manager or other related parties pursuant to the terms of our Management Agreement without a premium. The primary purpose is to either free up capital to provide liquidity for various reasons, such as loan diversification, or place excess capital in investments to maximize the use of our capital. Selling or buying loans allows us to diversify our loan portfolio within these parameters. Due to the short-term nature of the loans we make and the similarity of interest rates in loans we normally would invest in, the fair value of a loan typically approximates its carrying value. Accordingly, discounts or premiums typically do not apply upon sales of loans and therefore, generally no gain or loss is recorded on these transactions, regardless of whether to a related or unrelated party.

Investments in real estate loans are secured by deeds of trust or mortgages. Generally, our real estate loans require interest only payments with a balloon payment of the principal at maturity. We have both the intent and ability to hold real estate loans until maturity and therefore, real estate loans are classified and accounted for as held for investment and are carried at amortized cost. Loans sold to or purchased from affiliates are accounted for at the principal balance and no gain or loss is recognized by us or any affiliate. Loan-to-value ratios are initially based on appraisals obtained at the time of loan origination and are updated, when new appraisals are received or when management’s assessment of the value has changed, to reflect subsequent changes in value estimates. Such appraisals are generally dated within 12 months of the date of loan origination and may be commissioned by the borrower.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructuring, and performing and non-performing loans in wh ich full payme nt of principal or interest is not expected. The Company calculates an allowance required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or at the loan’s observable market price or the fair value of its collateral.

Loans that have been modified from their original terms are evaluated to determine if the loan meets the definition of a Troubled Debt Restructuring (“TDR”) as defined by Accounting Standards Codifications 310-40. When the Company modifies the terms of an existing loan that is considered a TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement. If the modification calls for deferred interest, it is recorded as interest income as cash is collected.

Real Estate Held for Sale

Real estate held for sale (“REO”) includes real estate acquired through foreclosure and will be carried at the lower of the recorded amount, inclusive of any senior indebtedness, or the property's estimated fair value, less estimated costs to sell, with fair value based on appraisals and knowledge of local market conditions.  While pursuing foreclosure actions, we seek to identify potential purchasers of such property.  It is not our intent to invest in or to own real estate as a long-term investment.  We generally seek to sell properties acquired through foreclosure as quickly as circumstances permit, taking into account current economic conditions.  The carrying values of REO are assessed on a regular basis from updated appraisals, comparable sales values or purchase offers.

Management classifies real estate as REO when the following criteria are met:

•	Management commits to a plan to sell the properties;

•	The property is available for immediate sale in its present condition subject only to terms that are usual and customary;

•	An active program to locate a buyer and other actions required to complete a sale have been initiated;

•	The sale of the property is probable;

•	The property is being actively marketed for sale at a reasonable price; and

•	Withdrawal or significant modification of the sale is not likely.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

We maintain an allowance for loan losses on our investments in real estate loans for estimated credit impairment. Our manager’s estimate of losses is based on a number of factors including the types and dollar amounts of loans in the portfolio, adverse situations that may affect the borrower’s ability to repay, prevailing economic conditions and the underlying collateral securing the loan. Additions to the allowance are provided through a charge to earnings and are based on an assessment of certain factors, which may indicate estimated losses on the loans. Actual losses on loans are recorded first as a reduction to the allowance for loan losses. Generally, subsequent recoveries of amounts previously charged off are recognized as income.

Estimating allowances for loan losses requires significant judgment about the underlying collateral, including liquidation value, condition of the collateral, competency and cooperation of the related borrower and specific legal issues that affect loan collections or taking possession of the property. As a commercial real estate lender willing to invest in loans to borrowers who may not meet the credit standards of other financial institutional lenders, the default rate on our loans could be higher than those generally experienced in the real estate lending industry. We and our manager generally approve loans more quickly than other real estate lenders and, due to our expedited underwriting process; there is a risk that the credit inquiry we perform will not reveal all material facts pertaining to a borrower and the security.

Additional facts and circumstances may be discovered as we continue our efforts in the collection and foreclosure processes. This additional information often causes management to reassess its estimates. In recent years, we have revised estimates of our allowance for loan losses. Circumstances that have and may continue to cause significant changes in our estimated allowance include, but are not limited to:

● Declines in real estate market conditions, which can cause a decrease in expected market value;

● Discovery of undisclosed liens for community improvement bonds, easements and delinquent property taxes;

● Lack of progress on real estate developments after we advance funds. We customarily utilize disbursement agents to monitor the progress of real estate developments and approve loan advances. After further inspection of the related property, progress on construction occasionally does not substantiate an increase in value to support the related loan advances;

● Unanticipated legal or business issues that may arise subsequent to loan origination or upon the sale of foreclosed property; and

● Appraisals, which are only opinions of value at the time of the appraisal, may not accurately reflect the value of the property.

Allowance for Loan Losses

We maintain an allowance for loan losses on our investments in real estate loans for estimated credit impairment.  Our manager’s estimate of losses is based on a number of factors including the types and dollar amounts of loans in the portfolio, adverse situations that may affect the borrower’s ability to repay, prevailing economic conditions and the underlying collateral securing the loan.  Additions to the allowance are provided through a charge to earnings and are based on an assessment of certain factors, which may indicate estimated losses on the loans.  Actual losses on loans are recorded first as a reduction to the allowance for loan losses.  Generally, subsequent recoveries of amounts previously charged off are recognized as income.

Estimating allowances for loan losses requires significant judgment about the underlying collateral, including liquidation value, condition of the collateral, competency and cooperation of the related borrower and specific legal issues that affect loan collections or taking possession of the property.  As a commercial real estate lender willing to invest in loans to borrowers who may not meet the credit standards of other financial institutional lenders, the default rate on our loans could be higher than those generally experienced in the real estate lending industry.  We and our manager generally approve loans more quickly than other real estate lenders and, due to our expedited underwriting process; there is a risk that the credit inquiry we perform will not reveal all material facts pertaining to a borrower and the security.

Additional facts and circumstances may be discovered as we continue our efforts in the collection and foreclosure processes.  This additional information often causes management to reassess its estimates.  In recent years, we have revised estimates of our allowance for loan losses.  Circumstances that have and may continue to cause significant changes in our estimated allowance include, but are not limited to:

•	Declines in real estate market conditions, which can cause a decrease in expected market value;

•	Discovery of undisclosed liens for community improvement bonds, easements and delinquent property taxes;

•
Lack of progress on real estate developments after we advance funds.  We customarily utilize disbursement agents to monitor the progress of real estate developments and approve loan advances.  After further inspection of the related property, progress on construction occasionally does not substantiate an increase in value to support the related loan advances;

•	Unanticipated legal or business issues that may arise subsequent to loan origination or upon the sale of foreclosed property; and

•	Appraisals, which are only opinions of value at the time of the appraisal, may not accurately reflect the value of the property.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations

We have reclassified for all periods presented in the accompanying consolidated statements of operations, the amounts related to discontinued operations and real estate held for sale, in accordance with the applicable accounting criteria. In addition, the assets and liabilities related to the discontinued operations are reported separately in the accompanying consolidated balance sheets as real estate held for sale, assets held for sale, and liabilities related to assets held for sale.

Discontinued Operations

We have reclassified for all periods presented in the accompanying consolidated statements of operations, the amounts related to discontinued operations and real estate held for sale, in accordance with the applicable accounting criteria.  In addition, the assets and liabilities related to the discontinued operations are reported separately in the accompanying consolidated balance sheets as real estate held for sale, assets held for sale, and liabilities related to assets held for sale.

Real Estate Held for Development and Sale, Policy [Policy Text Block]
Real Estate Held for Sale

Real estate held for sale (“REO”) includes real estate acquired through foreclosure and will be carried at the lower of the recorded amount, inclusive of any senior indebtedness, or the property’s estimated fair value, less estimated costs to sell, with fair value based on appraisals and knowledge of local market conditions. While pursuing foreclosure actions, we seek to identify potential purchasers of such property. We generally seek to sell properties acquired through foreclosure as quickly as circumstances permit, taking into account current economic conditions. The carrying values of REO are assessed on a regular basis from updated appraisals, comparable sales values or purchase offers.

Management classifies real estate as REO when the following criteria are met:

 Management commits to a plan to sell the properties;
● The property is available for immediate sale in its present condition subject only to terms that are usual and customary;

● An active program to locate a buyer and other actions required to complete a sale have been initiated;

● The sale of the property is probable;

● The property is being actively marketed for sale at a reasonable price; and

● Withdrawal or significant modification of the sale is not likely.

Classification Of Operating Results From Real Estate Held For Sale [Policy Text Block]
Classification of Operating Results from Real Estate Held for Sale

Generally, operating results and cash flows from long-lived assets held for sale are to be classified as discontinued operations as a separately stated component of net income. Our operations related to REO are separately identified in the accompanying consolidated statements of operations

Schedule of Assets and Associated Liabilities Accounted for as Secured Borrowings [Table Text Block]
Secured Borrowings

Secured borrowings provide an additional source of capital for our lending activity. Secured borrowings allow us to increase the diversification of our loan portfolio and to invest in loans that we might not otherwise invest in. We do not receive any fees for entering into secured borrowing arrangements; however, we may receive revenue for any differential of the interest spread, if applicable. Loans in which unaffiliated investors have participated through inter-creditor agreements (“Inter-creditor Agreements”) are accounted for as secured borrowings.

The Inter-creditor Agreements provide us additional funding sources for real estate loans whereby an unaffiliated investor (the “Investor”) may participate on a non-pari-passu basis in certain real estate loans with us and/or VRM I (collectively, the “Lead Lenders”). In the event of borrower non-performance, the Inter-creditor Agreements generally provide that the Lead Lenders must repay the Investor’s loan amount either by (i) continuing to remit to the Investor the interest due on the participated loan amount; (ii) substituting an alternative loan acceptable to the Investor; or (iii) repurchasing the participation from the Investor for the outstanding balance plus accrued interest.

Additionally, an Investor may participate in certain loans with the Lead Lenders through participation agreements. In the event of borrower non-performance, the participation agreement may allow the Investor to be repaid up to the amount of the Investor’s investment prior to the Lead Lenders being repaid. Real estate loan financing under the participation agreements are also accounted for as a secured borrowing. We do not receive any revenues for entering into secured borrowing arrangements.

Marketable Securities, Policy [Policy Text Block]
Investment in Marketable Securities – Related Party

Investment in marketable securities – related party consists of stock in VRM I. The securities are stated at fair value as determined by the closing market prices as of September 30, 2012 and December 31, 2011. All securities are classified as available-for-sale.

We are required to evaluate our available-for-sale investment for other-than-temporary impairment charges. We will determine when an investment is considered impaired (i.e., decline in fair value below its amortized cost), and evaluate whether the impairment is other than temporary (i.e., investment value will not be recovered over its remaining life). If the impairment is considered other than temporary, we will recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

According to the SEC Staff Accounting Bulletin, Topic 5: Miscellaneous Accounting, M - Other Than Temporary Impairment of Certain Investments in Debt and Equity Securities , there are numerous factors to be considered in such an evaluation and their relative significance will vary from case to case. The following are a few examples of the factors that, individually or in combination, indicate that a decline is other than temporary and that a write-down of the carrying value is required:

● The length of the time and the extent to which the market value has been less than cost;

● The financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; or

● The intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value.

Investment in Marketable Securities – Related Party

Investment in marketable securities – related party consists of stock in VRM I.  The securities are stated at fair value as determined by the closing market prices as of December 31, 2011 and 2010.  All securities are classified as available-for-sale.

We are required to evaluate our available-for-sale investment for other-than-temporary impairment charges.  We will determine when an investment is considered impaired (i.e., decline in fair value below its amortized cost), and evaluate whether the impairment is other than temporary (i.e., investment value will not be recovered over its remaining life).  If the impairment is considered other than temporary, we will recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

According to the SEC Staff Accounting Bulletin, Topic 5: Miscellaneous Accounting, M - Other Than Temporary Impairment of Certain Investments in Debt and Equity Securities, there are numerous factors to be considered in such an evaluation and their relative significance will vary from case to case.  The following are a few examples of the factors that individually or in combination, indicate that a decline is other than temporary and that a write-down of the carrying value is required:

•	The length of the time and the extent to which the market value has been less than cost;

•
The financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; or

•	The intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Disclosures

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “the exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. The established hierarchy for inputs used, in measuring fair value, maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

● Level 1 – Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

● Level 2 – Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

● Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement, which utilize the Company’s estimates and assumptions.

If the volume and level of activity for an asset or liability have significantly decreased, we will still evaluate our fair value estimate as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In addition, since we are a publicly traded company, we are required to make our fair value disclosures for interim reporting periods.

Fair Value Disclosures

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “the exit price”) in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows.  The established hierarchy for inputs used, in measuring fair value, maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

•
Level 1 – Valuations based on quoted prices in active markets for identical instruments that the Company is able to access.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•
Level 2 – Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement, which utilize the Company’s estimates and assumptions.

If the volume and level of activity for an asset or liability have significantly decreased, we will still evaluate our fair value estimate as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  In addition, since we are a publicly traded company, we are required to make our fair value disclosures for interim reporting periods.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been exercised. We had no outstanding common share equivalents during the three months ended September 30, 2012 and 2011

Basic and Diluted Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been exercised.  We had no outstanding common share equivalents during the years ended December 31, 2011 and 2010.

Schedule of Dividends Payable [Table Text Block]
Common Stock Dividends

During June 2008, our Board of Directors decided to suspend the payment of dividends. Our Board of Directors will closely monitor our operating results in order to determine when dividends should be reinstated; however, we do not expect reinstatement of dividends in the foreseeable future.

Treasury Stock [Text Block]
Treasury Stock

On June 7, 2012, our Board of Directors approved the adoption of a prearranged stock repurchase plan intended to qualify for the safe harbor under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended (“10b5-1 Plan”). The 10b5-1 Plan will become effective on the third business day following the earliest to occur of (i) completion of the proposed acquisition by the Company of VRM I in a stock for stock merger pursuant to a definitive merger agreement dated May 30, 2012 (the “Merger Agreement”), (ii) a vote by our shareholders or VRM I to reject the proposed merger or (iii) termination of the Merger Agreement by VRM I. The 10b5-1 Plan will terminate twelve months after its effective date, unless terminated sooner in accordance with its terms. Purchases may be made in the open market or through privately negotiated transactions in support of the Company’s stock repurchase plan. Purchases in the open market will be made in compliance with Rule 10b-18 under the Securities Exchange Act of 1934. The Company is authorized to purchase up to $5,200,000 of its common stock pursuant to the 10b5-1 Plan. During the nine months ended September 30, 2012 we purchased 475, 405 shares of treasury stock and retired 664,783.

Treasury Stock

On March 21, 2007, our board of directors authorized the repurchase of up to $10 million worth of our common stock.  Depending upon market conditions, shares may be repurchased from time to time at prevailing market prices through open market or privately negotiated transactions.  We are not obligated to purchase any shares.  Subject to applicable securities laws, repurchases may be made at such times and in such amounts, as our manager deems appropriate.  As of December 31, 2011 we had a total of 2,276,580 shares of treasury stock of which 189,378 were received as a part of a settlement in the amount of approximately 0.2 million.  On this date we retired 2,087,202 shares leaving a balance of 189,378 at a cost of approximately $0.2 million.  As of December 31, 2010 we had a total of 1,857,850 shares of treasury stock carried on our books at cost totaling approximately $6.9 million.

Segment Reporting, Policy [Policy Text Block]
Segments

We are currently authorized to operate two reportable segments, investments in real estate loans and investments in real property. As of September 30, 2012, we had not commenced investing in real property.

Our objective is to invest approximately 97% of our assets in real estate loans and real estate investments, while maintaining approximately 3% as a working capital cash reserve. Current market conditions have impaired our ability to be fully invested in real estate loans and real estate investments. As of September 30, 2012, approximately 28% of our assets, net of allowance for loan losses, are classified as investments in real estate loans.

Segments

We are currently authorized to operate two reportable segments, investments in real estate loans and investments in real property.  As of December 31, 2011, we had not commenced investing in real property.

Our objective is to invest approximately 97% of our assets in real estate loans and real estate investments, while maintaining approximately 3% as a working capital cash reserve.  Current market conditions have impaired our ability to be fully invested in real estate loans.  As of December 31, 2011, approximately 60% of our assets, net of allowance for loan losses, are classified as investments in real estate loans.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

Our consolidated financial statements include the accounts of VRM II, Vestin TRS II, Inc., our wholly owned subsidiary, 1701 Commerce, LLC and Hawaii Funeral Service, LLC, in which we had a controlling interest through December 1, 2011. Our consolidated financial statements also included the accounts of the funeral merchandise and service trusts, cemetery merchandise and service trusts, and cemetery perpetual care trusts (“Trusts”) in which we had a variable interest and HFS was the primary beneficiary through December 1, 2011. Intercompany balances and transactions have been eliminated in consolidation

Principles of Consolidation

Our consolidated financial statements include the accounts of VRM II, TRS II, our wholly owned subsidiary, and Hawaii Funeral Services, LLC (“HFS”), in which we had a controlling interest through December 1, 2011. Our consolidated financial statements also included the accounts of the funeral merchandise and service trusts, cemetery merchandise and service trusts, and cemetery perpetual care trusts (“Trusts”) in which we had a variable interest and were the primary beneficiary. Intercompany balances and transactions have been eliminated in consolidation.

The Trusts are variable interest entities of HFS, as defined in ASC Topic 810. In accordance with this guidance, we have determined that we were the primary beneficiary of these trusts, as we absorbed a majority of the losses and returns associated with these trusts. We consolidated our Trust investments with a corresponding amount recorded as Care trusts’ corpus.

Business Combinations Policy [Policy Text Block]
Business Combinations

In December 2007, the Financial Accounting Standards Board (FASB) revised the authoritative guidance for business combinations, establishing principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired (including goodwill), the liabilities assumed, and any noncontrolling interest in the acquiree. Subsequently, on April 1, 2009, the FASB amended and clarified certain aspects of its authoritative guidance on initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. We apply the FASB authoritative guidance to all business combinations for which the acquisition date is on or after January 1, 2009, and to certain future income tax effects related to our prior business combinations, should they arise.

Equity Method Investments, Policy [Policy Text Block]
Noncontrolling Interests

The FASB issued authoritative guidance for noncontrolling interests in December 2007, which establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary, which is sometimes referred to as an unconsolidated investment, is an ownership interest in the consolidated entity that should be reported as a component of equity in the consolidated financial statements. Among other requirements, the guidance requires consolidated net income to be reported at amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated income statement, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest.

Noncontrolling Interests

The FASB issued authoritative guidance for noncontrolling interests in December 2007, which establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary, which is sometimes referred to as an unconsolidated investment, is an ownership interest in the consolidated entity that should be reported as a component of equity in the consolidated financial statements. Among other requirements, the guidance requires consolidated net income to be reported at amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated income statement, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for its income taxes under the assets and liabilities method, which requires recognition of deferred tax assets and liabilities for future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. A valuation allowance is established against deferred tax assets that do not meet the criteria for recognition. In the event the Company were to determine that it would be able to realize deferred income tax assets in the future in excess of their net recorded amount, they would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Company follows the accounting guidance which provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized initially and in subsequent periods. Also included is guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Income Taxes

As of December 31, 2011 we were organized and conducted our operations to qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the “Code”) and to comply with the provisions of the Internal Revenue Code with respect thereto.  A REIT is generally not subject to federal income tax on that portion of its REIT taxable income (“Taxable Income”) which is distributed to its stockholders, provided that at least 90% of Taxable Income is distributed and provided that certain other requirements are met.  Our Taxable Income may substantially exceed or be less than our net income as determined based on GAAP, because, differences in GAAP and taxable net income consist primarily of allowances for loan losses or doubtful account, write-downs on real estate held for sale, amortization of deferred financing cost, capital gains and losses, and deferred income.  Certain assets of ours are held in a taxable REIT subsidiary (“TRS”).  The income of a TRS is subject to federal and state income taxes.  For more information please refer to Note P – Subsequent Events

A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation process, based on the technical merits.  Based on our evaluation, we have concluded that there are no significant uncertain tax positions requiring recognition on our consolidated financial statements.  The net income tax provision for the years ended December 31, 2011and 2010 were approximately zero.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Investments in Real Estate Loans

We may, from time to time, acquire or sell investments in real estate loans from or to our manager or other related parties pursuant to the terms of our Management Agreement without a premium.  The primary purpose is to either free up capital to provide liquidity for various reasons, such as loan diversification, or place excess capital in investments to maximize the use of our capital.  Selling or buying loans allows us to diversify our loan portfolio within these parameters.  Due to the short-term nature of the loans we make and the similarity of interest rates in loans we normally would invest in, the fair value of a loan typically approximates its carrying value.  Accordingly, discounts or premiums typically do not apply upon sales of loans and therefore, generally no gain or loss is recorded on these transactions, regardless of whether to a related or unrelated party.

Investments in real estate loans are secured by deeds of trust or mortgages.  Generally, our real estate loans require interest only payments with a balloon payment of the principal at maturity.  We have both the intent and ability to hold real estate loans until maturity and therefore, real estate loans are classified and accounted for as held for investment and are carried at amortized cost.  Loans sold to or purchased from affiliates are accounted for at the principal balance and no gain or loss is recognized by us or any affiliate.  Loan-to-value ratios are initially based on appraisals obtained at the time of loan origination and are updated, when new appraisals are received or when management’s assessment of the value has changed, to reflect subsequent changes in value estimates.  Such appraisals are generally dated within 12 months of the date of loan origination and may be commissioned by the borrower.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Company’s impaired loans include troubled debt restructuring, and performing and non-performing loans in which full payment of principal or interest is not expected.  The Company calculates an allowance required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or at the loan’s observable market price or the fair value of its collateral.

Loans that have been modified from their original terms are evaluated to determine if the loan meets the definition of a Troubled Debt Restructuring (“TDR”) as defined by ASC 310-40.  When the Company modifies the terms of an existing loan that is considered a TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement.  If the modification calls for deferred interest, it is recorded as interest income as cash is collected.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Real Estate Held For Sale – Seller-Financed

We occasionally finance sales of foreclosed properties (“seller-financed REO”) to third parties.  In order to record a sale of real estate when we provide financing, the buyer of the real estate is required to make minimum initial and continuing investments.  Minimum initial investments range from 10% to 25% based on the type of real estate sold.  In addition, there are limits on commitments and contingent obligations incurred by a seller in order to record a sale.

Because we occasionally foreclose on loans with raw land or developments in progress, available financing for such properties is often limited and we frequently provide financing up to 100% of the selling price on these properties.  In addition, we may make additional loans to the buyer to continue development of a property.  Although sale agreements are consummated at closing, they lack adequate initial investment by the buyer to qualify as a sale transaction.  These sale agreements are not recorded as a sale until the minimum requirements are met.

These sale agreements are recorded under the deposit method or cost recovery method. Under the deposit method, no profit is recognized and any cash received from the buyer is reported as a deposit liability on the balance sheet.  Under the cost recovery method, no profit is recognized until payments by the buyer exceed the carrying basis of the property sold.  Principal payments received will reduce the related receivable, and interest collections will be recorded as unrecognized gross profit on the balance sheet.  The carrying values of these properties would be included in real estate held for sale – seller financed on the consolidated balance sheets, when applicable.

In cases where the investment by the buyer is significant (generally 20% or more) and the buyer has an adequate continuing investment, the purchase money debt is not subject to future subordination, and a full transfer of risks and rewards has occurred, we will use the full accrual method.  Under the full accrual method, a sale is recorded and the balance remaining to be paid is recorded as a normal note.  Interest is recorded as income when received.

Debt, Policy [Policy Text Block]
Secured Borrowings

Secured borrowings provide an additional source of capital for our lending activity.  Secured borrowings allow us to increase the diversification of our loan portfolio and to invest in loans that we might not otherwise invest in.  We do not receive any fees for entering into secured borrowing arrangements; however, we may receive revenue for any differential of the interest spread, if applicable.  Loans in which unaffiliated investors have participated through inter-creditor agreements (“Inter-creditor Agreements”) are accounted for as secured borrowings.

The Inter-creditor Agreements provide us additional funding sources for real estate loans whereby an unaffiliated investor (the “Investor”) may participate on a non-paripassu basis in certain real estate loans with us and/or VRM I (collectively, the “Lead Lenders”).  In the event of borrower non-performance, the Inter-creditor Agreements generally provide that the Lead Lenders must repay the Investor’s loan amount either by (i) continuing to remit to the Investor the interest due on the participated loan amount; (ii) substituting an alternative loan acceptable to the Investor; or (iii) repurchasing the participation from the Investor for the outstanding balance plus accrued interest.

Additionally, an Investor may participate in certain loans with the Lead Lenders through Participation Agreements.  In the event of borrower non-performance, the Participation Agreement may allow the Investor to be repaid up to the amount of the Investor’s investment prior to the Lead Lender being repaid.  Real estate loan financing under the Participation Agreements are also accounted for as a secured borrowing.  We do not receive any revenues for entering into secured borrowing arrangements.

Stockholders' Equity, Policy [Policy Text Block]
Common Stock Dividends

During June 2008, our Board of Directors decided to suspend the payment of dividends.  We will continue to comply with the REIT requirements and will distribute at least ninety percent (90%) of our REIT taxable income.  Our Board of Directors will closely monitor our operating results in order to determine when dividends should be reinstated; however, we do not expect them to be reinstating dividends in the foreseeable future.

Reclassification, Policy [Policy Text Block]		Reclassifications Certain amounts in the December 31, 2010 consolidated financial statements have been reclassified to conform to the December 31, 2011 presentation.
Seller Financed [Member]
Real Estate Held for Development and Sale, Policy [Policy Text Block]
Real Estate Held For Sale – Seller-Financed

We occasionally finance sales of foreclosed properties (“seller-financed REO”) to third parties. In order to record a sale of real estate when we provide financing, the buyer of the real estate is required to make minimum initial and continuing investments. Minimum initial investments range from 10% to 25% based on the type of real estate sold. In addition, there are limits on commitments and contingent obligations incurred by a seller in order to record a sale.

Because we occasionally foreclose on loans with raw land or developments in progress, available financing for such properties is often limited and we frequently provide financing up to 100% of the selling price on these properties. In addition, we may make additional loans to the buyer to continue development of a property. Although sale agreements are consummated at closing, they lack adequate initial investment by the buyer to qualify as a sale transaction. These sale agreements are not recorded as a sale until the minimum requirements are met.

These sale agreements are recorded under the deposit method or cost recovery method. Under the deposit method, no profit is recognized and any cash received from the buyer is reported as a deposit liability on the balance sheet. Under the cost recovery method, no profit is recognized until payments by the buyer exceed the carrying basis of the property sold. Principal payments received will reduce the related receivable, and interest collections will be recorded as unrecognized gross profit on the balance sheet. The carrying values of these properties would be included in real estate held for sale – seller financed on the consolidated balance sheets, when applicable.

In cases where the investment by the buyer is significant (generally 20% or more) and the buyer has an adequate continuing investment, the purchase money debt is not subject to future subordination, and a full transfer of risks and rewards has occurred, we will use the full accrual method. Under the full accrual method, a sale is recorded and the balance remaining to be paid is recorded as a normal note. Interest is recorded as income when received.

Note D - Investments In Real Estate Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Commercial	16	$20,533,000	8.89%	66.85%	65.17%
Land	3	10,180,000	10.73%	33.15%	55.90%
Total	19	$30,713,000	9.50%	100.00%	62.00%
Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%
Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	--	$--	--%	--%	--%
Commercial	13	41,111,000	11.13%	68.20%	65.19%
Construction	2	8,231,000	8.54%	13.66%	86.69%
Land	3	10,934,000	10.75%	18.14%	76.15%
Total	18	$60,276,000	10.71%	100.00%	74.10%

Loan Type	Number of Loans	September 30, 2012 Balance*	Portfolio Percentage	Number of Loans	December 31, 2011 Balance*	Portfolio Percentage
First deeds of trust	17	29,877,000	97.28%	18	28,684,000	49.43%
Second deeds of trust	2	836,000	2.72%	6	29,340,000	50.57%
Total	19	30,713,000	100.00%	24	58,024,000	100.00%

Loan Type	Number of Loans	December 31, 2011Balance*	Portfolio Percentage	Number of Loans	December 31, 2010Balance*	Portfolio Percentage

First deeds of trust	18	$28,684,000	49.43%	10	$25,334,000	42.03%
Second deeds of trust	6	29,340,000	50.57%	8	34,942,000	57.97%
Total	24	$58,024,000	100.00%	18	$60,276,000	100.00%

Investments Classified by Contractual Maturity Date [Table Text Block]
Non-performing and past due loans	$2,450,000
October 2012 – December 2012	5,759,000
January 2013 – March 2013	3,244,000
April 2013 – June 2013	8,569,000
July 2013 – September 2013	10,369,000
Thereafter	322,000

Total	$30,713,000

Non-performing and past due loans (a)	$29,564,000
January 2012 – March 2012(b)	20,227,000
April 2012 – June 2012(b)	2,315,000
July 2012 – September 2012(b)	2,802,000
October 2012 – December 2012(b)	1,238,000
Thereafter	1,878,000

Total	$58,024,000

Schedule of Debt [Table Text Block]
	September 30, 2012 Balance *	Portfolio Percentage	December 31, 2011 Balance *	Portfolio Percentage
Arizona	$—	—	$16,108,000	27.76%
California	7,334,000	23.88%	8,564,000	14.76%
Colorado	—	—	895,000	1.54%
Michigan	2,160,000	7.03%	—	—
Nevada	17,845,000	58.10%	21,114,000	36.39%
Ohio	322,000	1.05%	323,000	0.56%
Oregon	—	—	46,000	0.08%
Texas	1,151,000	3.75%	10,974,000	18.91%
Utah	1,901,000	6.19%	—	—

Total	$30,713,000	100.00%	$58,024,000	100.00%

	December 31, 2011 Balance *	Portfolio Percentage	December 31, 2010 Balance *	Portfolio Percentage

Arizona	$16,108,000	27.76%	$14,678,000	24.35%
California	8,564,000	14.76%	9,633,000	15.98%
Colorado	895,000	1.54%	--	--
Nevada	21,114,000	36.39%	23,350,000	38.74%
Ohio	323,000	0.56%	--	--
Oregon	46,000	0.08%	46,000	0.08%
Texas	10,974,000	18.91%	12,569,000	20.85%
Total	$58,024,000	100.00%	$60,276,000	100.00%

	September 30, 2012 Balance	December 31, 2011 Balance
Balance per loan portfolio	$30,713,000	$58,024,000
Less:
Allowance for loan losses (a)	(3,573,000)	(26,247,000)
Balance per consolidated balance sheets	$27,140,000	$31,777,000

	December 31, 2011 Balance (a)	December 31, 2010 Balance (a)
Balance per loan portfolio	$58,024,000	$60,276,000
Less:
Allowance for loan losses (a)	(26,247,000)	(33,557,000)
Balance per consolidated balance sheet	$31,777,000	$26,719,000

Impaired Financing Receivables [Table Text Block]
Loan Type	Number Of Non-Performing Loans	Balance at September 30, 2012	Allowance for Loan Losses	Net Balance at September 30, 2012
Commercial	1	$2,450,000	$(2,000,000)	$450,000
Total	1	$2,450,000	$(2,000,000)	$450,000
Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011
Commercial	4	$22,114,000	$(19,570,000)	$2,544,000
Land	1	7,450,000	—	7,450,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011

Commercial	5	$29,564,000	$(19,570,000)	$9,994,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000
Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2010	Allowance for Loan Losses	Net Balance at December 31, 2010

Commercial	5	$21,079,000	$(19,541,000)	$1,538,000
Construction	1	2,896,000	(2,736,000)	160,000
Total	6	$23,975,000	$(22,277,000)	$1,698,000

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	As of September 30, 2012
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	2,450,000	(2,000,000)	450,000
Subtotal non-performing loans	2,450,000	(2,000,000)	450,000
Performing loans – no related allowance	24,025,000	—	$24,025,000
Performing loans – related allowance	4,238,000	(1,573,000)	2,665,000
Subtotal performing loans	28,263,000	(1,573,000)	26,690,000
Total	$30,713,000	$(3,573,000)	$27,140,000
	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000
Performing loans – no related allowance	17,064,000	—	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000
Total	$58,024,000	$(26,247,000)	$31,777,000

	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000

Performing loans – no related allowance	17,064,000	--	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000

Total	$58,024,000	$(26,247,000)	$31,777,000
	As of December 31, 2010
	Balance	Allowance for loan losses**	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	23,975,000	(22,277,000)	1,698,000
Subtotal non-performing loans	23,975,000	(22,277,000)	1,698,000

Performing loans – no related allowance	14,056,000	--	14,056,000
Performing loans – related allowance	22,245,000	(11,280,000)	10,965,000
Subtotal performing loans	36,301,000	(11,280,000)	25,021,000

Total	$60,276,000	$(33,557,000)	$26,719,000

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Loan Type	Balance at 12/31/2011	Specific Reserve Allocation	Loan Pay Downs	Write-off	Transfers to REO or Notes Receivable	Balance at 9/30/2012
Commercial	$22,392,000	$815,000	$(14,295,000)	$(3,250,000)	$(2,973,000)	$2,689,000
Construction	2,971,000	—	—	—	(2,971,000)	—
Land	884,000	—	—	—	—	884,000
Total	$26,247,000	$815,000	$(14,295,000)	$(3,250,000)	$(5,944,000)	$3,573,000
Loan Type	Balance at 12/31/2010	Specific Reserve Allocation	Sales, Loan Pay Downs and Write Downs	Settlements	Transfers to REO or Notes Receivable	Balance at 9/30/2011
Commercial	$23,106,000	496,000	$(133,000)	$(1,414,000)	$(3,940,000)	$18,115,000
Construction	10,027,000	—	—	—	(2,736,000)	7,291,000
Land	424,000	460,000	—	—	—	884,000
Total	$33,557,000	$956,000	$(133,000)	$(1,414,000)	$(6,676,000)	$26,290,000

Loan Type	Balance at 12/31/10	Specific Reserve Allocation	Reduction in Specific Reserve Allocation	Loan Pay Downs	Transfers to REO and Notes Receivables	Balance at 12/31/11

Commercial	$27,486,000	$507,000	$(1,413,000)	$(248,000)	$(3,940,000)	$22,392,000
Construction	5,647,000	61,000	--	--	(2,737,000)	2,971,000
Land	424,000	460,000	--	--	--	884,000
Total	$33,557,000	$1,028,000	$(1,413,000)	$(248,000)	$(6,677,000)	$26,247,000
Loan Type	Balance at 12/31/09	Specific Reserve Allocation	Sales	Loan Pay Downs	Transfers to REO and Assets Held for Sale	Balance at 12/31/10

Commercial	$45,362,000	$3,134,000	$(9,642,000)	$(1,611,000)	$(9,757,000)	$27,486,000
Construction	8,361,000	4,742,000	--	(3,347,000)	(4,109,000)	5,647,000
Land	5,193,000	424,000	--	--	(5,193,000)	424,000
Total	$58,916,000	$8,300,000	$(9,642,000)	$(4,958,000)	$(19,059,000)	$33,557,000

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	1	$638,000	1	$638,000	—	$—
Total	1	$638,000	1	$638,000	—	$—
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	—	—
Land	1	7,450,000	1	7,450,000	—	—
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000

As of December 31, 2011
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000
As of December 31, 2010
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	3	$15,186,000	2	$11,936,000	1	$3,250,000
Construction	1	5,335,000	1	5,335,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	5	$27,971,000	4	$24,721,000	1	$3,250,000

Note F - Real Estate Held For Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	For The Three Months Ended September 30, 2012	For The Period from May 1, 2012 (foreclosure) through September 30, 2012
Revenue	$124,000	$266,000
Expenses	(85,000)	(148,000)
Net Income	$39,000	$118,000

Schedule of Real Estate Properties [Table Text Block]
Beginning balance, January 1, 2012	$10,767,000
Real estate held for sale acquired through foreclosure	32,000
Proceeds on nonrefundable extension fee	(24,000)
Write down	(1,420,000)
Sale	(196,000)
Ending balance, September 30, 2012	$9,159,000

Other Real Estate, Non Covered, Roll Forward [Table Text Block]
Description	Balance at 12/31/10	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/11

Land	$12,808,000	$--	$(1,951,000)	$(90,000)	$--	$--	$--	$10,767,000

Residential Building	--	160,000	--	--	--	(427,000)	267,000	--

Total	$12,808,000	$160,000	$(1,951,000)	$(90,000)	$--	$(427,000)	$267,000	$10,767,000
Description	Balance at 12/31/09	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/10

Land	$19,959,000	$7,342,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(7,627,000)	$329,000	$12,808,000

Residential Building	2,135,000	1,691,000	--	--	--	(3,782,000)	(44,000)	--

Total	$22,094,000	$9,033,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(11,409,000)	$285,000	$12,808,000

Note G - Assets Held For Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Cash	$1,252,000
Receivables	902,000
Inventory	55,000
Other current assets	297,000
Property and equipment	52,578,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)
Notes payable	(39,300,000)
Net assets	$9,916,000

Cash	$1,032,000
Preneed receivables	4,063,000
Other receivable	1,037,000
Inventory	22,000
Property and equipment	8,390,000
Other assets	523,000
Accounts payable and accrued liabilities	(842,000)
Deferred preneed revenues	(72,000)

Net assets	$14,153,000

Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
Assets:
Cash	$1,530,000
Cash – restricted	1,000,000
Receivables	790,000
Inventory	57,000
Current assets	281,000
Property and equipment	52,589,000
Other assets	1,414,000
Total assets	$57,661,000

Liabilities:
Accounts payable and accrued liabilities	$7,595,000
Notes payable	39,055,000
Total liabilities	46,650,000
Net assets held for sale	$11,011,000

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	For The Three Months Ended September 30, 2012	For The Period from May 1, 2012 (foreclosure) through September 30, 2012
Revenue	$124,000	$266,000
Expenses	(85,000)	(148,000)
Net Income	$39,000	$118,000

Net Assets [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Revenue	$1,099,000
Expenses	(1,004,000)
Net Income	$95,000

Note K - Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 09/30/2012	Carrying Value on Balance Sheet at 09/30/2012

Assets
Investment in marketable securities - related party	$732,000	$—	$—	$732,000	$732,000
Investment in real estate loans	$—	$—	$27,240,000	$27,240,000	$27,140,000
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2011	Carrying Value on Balance Sheet at 12/31/2011

Assets
Investment in marketable securities - related party	$592,000	$—	$—	$592,000	$592,000
Investment in real estate loans	$—	$—	$30,646,000	$30,646,000	$31,777,000

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2011	Carrying Value on Balance Sheet at 12/31/2011
Assets
Investment in marketable securities - related party	$592,000	$--	$--	$592,000	$592,000
Investment in real estate loans	$--	$--	$30,646,000	$30,646,000	$31,777,000
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2010	Carrying Value on Balance Sheet at 12/31/2010
Assets
Investment in marketable securities - related party	$539,000	$--	$--	$539,000	$539,000
Investment in real estate loans	$--	$--	$26,624,000	$26,624,000	$26,719,000
Assets under secured borrowings	$--	$--	$1,320,000	$1,320,000	$1,320,000

Liabilities
Secured borrowings	$--	$--	$1,088,000	$1,088,000	$1,088,000

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Assets
	Investment in real estate loans	Assets under secured borrowings
Balance on January 1, 2011	$26,624,000	$1,320,000
Change in temporary valuation adjustment included in net income (loss)
Increase in allowance for loan losses	(967,000)	—
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	2,736,000	—
New mortgage loans and mortgage loans acquired	8,215,000	(1,320,000)
Reduction of allowance on real estate loans due to loan payment	144,000	—
Transfer of allowance on real estate loans converted to unsecured notes receivable	3,940,000	—
Sales, pay downs and reduction of assets
Collections and settlements of principal and sales of investment in real estate loans	(4,276,000)	—
Conversion of real estate loans to unsecured notes receivable	(3,940,000)	—
Transfer of real estate loans to real estate held for sale	(2,896,000)	—
Temporary change in estimated fair value based on future cash flows	(136,000)	—
Transfer to Level 1	—	—
Transfer to Level 2	—	—
Balance on September 30, 2011, net of temporary valuation adjustment	$29,444,000	$—

	Assets
	Investment in real estate loans	Assets under secured borrowings

Balance on January 1, 2011	$26,624,000	$1,320,000
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	(1,028,000)	--
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	2,736,000	--
Reduction of allowance on real estate loans due to loan payment	249,000	--
New mortgage loans and mortgage loans acquired	13,723,000	--
Transfer of allowance on real estate loans converted to unsecured notes receivable	3,940,000	--
Sales, pay downs and reduction of assets
Collections and settlements of principal and sales of investment in real estate loans	(9,046,000)	--
Conversion of real estate loans to unsecured notes receivable	(3,940,000)	--
Transfer of real estate loans to real estate held for sale	(2,896,000)	--
Payments on assets under secured borrowings		(1,320,000)
Temporary change in estimated fair value based on future cash flows	284,000	--
Transfer to Level 1	--	--
Transfer to Level 2	--	--

Balance on December 31, 2011, net of temporary valuation adjustment	$30,646,000	$--
	Assets
	Investment in real estate loans	Assets under secured borrowings

Balance on January 1, 2010	$52,460,000	$8,370,000
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	(8,300,000)	--
Purchase and additions of assets
Transfer of real estate loans to real estate held for sale	(18,333,000)	--
Transfer of allowance on real estate loans to real estate held for sale	9,302,000	--
New mortgage loans and mortgage loans bought	8,528,000	--
Transfer of real estate loan to assets held for sale	(17,290,000)	--
Transfer of allowance on real estate loan to assets held for sale	9,756,000	--
Assets under secured borrowings	6,822,000	--
Sales, pay downs and reduction of assets
Collections of principal and sales of investment in real estate loans	(31,575,000)	--
Reduction of allowance for loan losses related to sales and payments of investment in real estate loans	14,600,000	--
Payments on assets under secured borrowings	--	(7,050,000)
Temporary change in estimated fair value based on future cash flows	654,000	--
Transfer to Level 1	--	--
Transfer to Level 2	--	--

Balance on December 31, 2010, net of temporary valuation adjustment	$26,624,000	$1,320,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Liabilities Secured borrowings
Balance on January 1, 2011	$1,088,000
Payment on secured borrowings	(1,088,000)
Balance on September 30, 2011	$—

Liabilities
Secured borrowings

Balance on January 1, 2011	$1,088,000
Payment on secured borrowings	(1,088,000)
Balance on December 31, 2011, net of temporary valuation adjustment	$--
Liabilities
Secured borrowings

Balance on January 1, 2010	$7,910,000
Payment on secured borrowings	(6,822,000)

Balance on December 31, 2010, net of temporary valuation adjustment	$1,088,000

Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Investment in real estate loans
Balance on January 1, 2012	$30,646,000
Change in temporary valuation adjustment included in net income (loss)
Increase in allowance for loan losses	(815,000)
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	14,000
Transfer of allowance on real estate loan to asset held for sale	1,705,000
Reduction of allowance on real estate loans due to loan payments	4,239,000
Reduction of allowance on real estate loans following settlement of loan	11,565,000
New mortgage loans and mortgage loans acquired	20,285,000
Write-off of allowance on uncollectible loan	3,250,000
Transfer of allowance on real estate loans converted to unsecured notes receivable	2,715,000
Sales, pay downs and reduction of assets
Transfer of real estate loan to real estate held for sale	(45,000)
Transfer of real estate loan to asset held for sale	(10,669,000)
Collections and settlements of principal and sales of investment in real estate loans	(19,351,000)
Reduction of loan balance following settlement of loan	(11,565,000)
Write-off of uncollectible loan	(3,250,000)
Conversion of real estate loans to unsecured notes receivable	(2,715,000)
Temporary change in estimated fair value based on future cash flows	1,231,000
Balance on September 30, 2012, net of temporary valuation adjustment	$27,240,000

Note O - Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	9/30/2012	9/30/2011
Current taxes
Federal	$—	$—
State	—	—
Total current taxes	—	—
Change in deferred taxes	(715,000)	—
Change in valuation allowance	715,000	—
Provision for income tax expense (benefit)	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets:
Provision for loan losses	$1,215,000
Write down on real estate held for sale	3,851,000
Recovery of allowance for doubtful notes receivable	5,305,000
Net operating loss carry forward	64,143,000
Total deferred tax assets	74,514,000
Valuation allowance	(74,514,00)
Deferred tax assets, net of valuation allowance	$—

Note G - Assets Held for Sale and Discounted Operations - 10-K (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Cash	$1,252,000
Receivables	902,000
Inventory	55,000
Other current assets	297,000
Property and equipment	52,578,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)
Notes payable	(39,300,000)
Net assets	$9,916,000

Cash	$1,032,000
Preneed receivables	4,063,000
Other receivable	1,037,000
Inventory	22,000
Property and equipment	8,390,000
Other assets	523,000
Accounts payable and accrued liabilities	(842,000)
Deferred preneed revenues	(72,000)

Net assets	$14,153,000

Schedule of Condensed Balance Sheet [Table Text Block]
November 30, 2011
Assets:
Current Assets	$3,772,000
Preneed cemetery receivables, net	3,324,000
Cemetery property, at cost	3,140,000
Property and equipment	5,335,000
Deferred charges and other assets	1,066,000
Cemetery trust investments	44,210,000
Total assets	$60,847,000

Liabilities:
Accounts payable and accrued liabilities	$1,120,000
Deferred preneed cemetery revenues	1,752,000
Trusts’ corpus	46,228,000
Total liabilities	49,100,000

Net assets held for sale	$11,747,000

Note A - Organization - 10-Q (Detail)	Sep. 30, 2012
Noncontrolling Interest, Ownership Percentage by Parent	90.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%
Practice Term	19 years

Note B - Summary Of Significant Accounting Policies - 10-Q (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment For Seller Financed Real Estate Other		20.00%
Stock Repurchase Program, Authorized Amount (in Dollars)		$ 5,200,000	$ 10,000,000
Treasury Stock, Shares, Acquired (in Shares)	189,378	475,405
Treasury Stock, Shares, Retired (in Shares)		664,783	2,087,202
Number of Reportable Segments		2	2
Percentage Of Assets In Real Estate Loans And Investments		28.00%	60.00%
Working Capital Cash Reserve Percentage		3.00%	3.00%
Percentage Of Taxable Income Distributed			90.00%
Treasury Stock, Shares (in Shares)		0	189,378	1,857,850
Treasury Stock, Carrying Basis (in Dollars)	200,000		200,000
Treasury Stock, Number of Shares Held (in Shares)			189,378	1,857,850
Treasury Stock, Value (in Dollars)			190,000	6,907,000
Accrued Income Taxes (in Dollars)			$ 0	$ 0
Treasury Stock [Member]
Treasury Stock, Shares (in Shares)			189,378
Percentage Of Investments In Real Estate Loans [Member]
Percentage Of Assets In Real Estate Loans And Investments		97.00%
Real Estate Loans and Real Estate Investments [Member]
Percentage Of Assets In Real Estate Loans And Investments			97.00%
Minimum [Member]
Minimum Investment For Seller Financed Real Estate Other		10.00%
Maximum [Member]
Minimum Investment For Seller Financed Real Estate Other		25.00%
VRMI II [Member]
Treasury Stock, Shares (in Shares)			2,276,580
Certificates of Deposit [Member]
Debt Instrument, Maturity Date Range, End		Dec 31, 2008	Dec 31, 2008
Short Term Instruments [Member]
Debt Instrument, Maturity Date Range, End		Dec 31, 2008

Note C - Financial Instruments And Concentrations Of Credit Risk (Detail) (USD $)	Sep. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Mar. 25, 2011	Dec. 31, 2010	Dec. 31, 2011 Second Deeds of Trust [Member]	Dec. 31, 2011 Nevada [Member]	Dec. 31, 2011 Nevada [Member]	Dec. 31, 2011 Arizona [Member] Real Estate Loans [Member] Largest Loan Receivable [Member]	Dec. 31, 2011 Arizona [Member]	Dec. 31, 2011 Arizona [Member]	Dec. 31, 2011 Texas [Member] Real Estate Loans [Member]	Dec. 31, 2011 Texas [Member]	Dec. 31, 2011 Texas [Member]	Dec. 31, 2011 California [Member] Real Estate Loans [Member]	Dec. 31, 2011 California [Member]	Dec. 31, 2011 California [Member]	Dec. 31, 2011 Real Estate Loans [Member] Four Real Estate Loans [Member] VRMI II [Member]	Dec. 31, 2011 Real Estate Loans [Member] Four Real Estate Loans [Member]	Dec. 31, 2011 Real Estate Loans [Member] Three Borrowers [Member]	Dec. 31, 2010 Real Estate Loans [Member] Minimum [Member]	Dec. 31, 2010 Real Estate Loans [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Loans [Member]	Dec. 31, 2010 Real Estate Loans [Member]	Sep. 30, 2012 Credit Concentration Risk [Member] Nevada [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] Nevada [Member]	Sep. 30, 2012 Credit Concentration Risk [Member] California [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] California [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] Arizona [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] Texas [Member]	Dec. 31, 2011 Three Borrowers [Member]	Dec. 31, 2010 Common Guarantors [Member] Two Real Estate Loans [Member]	Dec. 31, 2011 Common Guarantors [Member]	Sep. 30, 2012 Real Estate Loans [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Loans [Member] Minimum [Member]	Sep. 30, 2012 Real Estate Loans [Member] Maximum [Member] Three Real Estate Loans [Member]	Dec. 31, 2011 Real Estate Loans [Member] Maximum [Member]	Sep. 30, 2012 Real Estate Loans [Member] Three Real Estate Loans [Member]	Sep. 30, 2012 Non Performing Loans [Member] California [Member]	Sep. 30, 2012 Performing Loans [Member] Nevada [Member]	Dec. 31, 2011 Total [Member]	Sep. 30, 2012 Common Guarantors [Member] Two Real Estate Loans [Member]	Dec. 31, 2011 Common Guarantors [Member] Four Real Estate Loans [Member]	Dec. 31, 2011 Common Guarantors [Member]	Dec. 31, 2010 Common Guarantors [Member]	Dec. 31, 2011 Four Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2010 Four Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2011 Two Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2011 Two Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2010 Two Real Estate Loans [Member] VRMI II [Member]	Dec. 31, 2010 Two Real Estate Loans [Member]	Dec. 31, 2010 Three Borrowers [Member] Common Guarantors [Member]	Dec. 31, 2010 Assets Under Secured Borrowings [Member]	Dec. 31, 2010 Interest Reserves [Member]	Sep. 30, 2012 California And Nevada [Member] Three Borrowers [Member]	Dec. 31, 2010 Three Borrowers [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Three Real Estate Loans [Member]	Dec. 31, 2011 Three Real Estate Loans [Member]	Dec. 31, 2010 Three Real Estate Loans [Member]	Sep. 30, 2012 Two Real Estate Loans [Member]	Dec. 31, 2011 Four Real Estate Loans [Member]	Sep. 30, 2012 Six Loans With Common Guarantor [Member]	Dec. 31, 2011 Nine Loans With Common Guarantor [Member]	Sep. 30, 2012 Six Real Estate Loans [Member]	Dec. 31, 2010 Second Deeds of Trust [Member]
Concentration Risk, Percentage							36.00%	39.00%		28.00%	24.00%		19.00%	21.00%		15.00%	16.00%								58.00%	36.00%	24.00%	15.00%	28.00%	19.00%
Percentage Of Real Estate Loan Portfolio			10.70%		5.20%																										53.00%														16.40%		32.80%		27.30%						40.00%	51.00%	4.50%		15.00%		26.20%	53.00%		11.30%	19.00%		10.70%	18.40%
InterestRateOnInvestmentsInRealEstateLoans		6.00%		6.00%					15.00%			8.00%			11.00%						8.00%	15.00%												8.00%	8.00%	11.00%	15.00%		11.00%	8.00%																		8.00%		15.00%
Balance per consolidated balance sheets (in Dollars) (in Dollars)	$ 27,140,000		$ 31,777,000			$ 900,000			$ 12,600,000									$ 9,900,000	$ 17,900,000	$ 30,700,000			$ 31,777,000	$ 30,700,000								$ 3.9	$ 3,900,000					$ 12,400,000	$ 6,700,000		$ 30,700,000	$ 3,500,000	$ 11,000,000			$ 11,000,000	$ 9,900,000	$ 15,900,000		$ 9,600,000	$ 19,600,000	$ 19,800,000	$ 1,300,000	$ 200,000							$ 8.1		$ 3,100,000			$ 5,700,000	$ 6,200,000		$ 1,000,000
Cash, Uninsured Amount (in Dollars)			$ 0		$ 6,300,000
Deferred Interest Rate		5.00%		5.00%
Percentage of Interest Income																			58.00%																																39.00%
Percentage Of Assets In Real Estate Loans And Investments	28.00%		60.00%																																									19.00%

Note D - Investments In Real Estate Loans (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended									12 Months Ended							12 Months Ended											12 Months Ended				12 Months Ended				12 Months Ended		4 Months Ended		4 Months Ended		12 Months Ended								12 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Apr. 30, 2011	Dec. 31, 2010 Performing Loans [Member] Troubled Debt Restructuring Loans [Member]	Sep. 30, 2012 Performing Loans [Member]	Dec. 31, 2011 Performing Loans [Member]	Jun. 30, 2010 California [Member] Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2011 Commercial, Construction, Acquisition and Development, Land and Residential [Member]	Dec. 31, 2011 Commercial Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Commercial Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2011 Commercial Loans [Member] VRMI II [Member] Non Performing [Member]	Dec. 31, 2010 Commercial Loans [Member] VRMI II [Member] Non Performing [Member]	Feb. 07, 2012 Commercial Loans [Member] VRMI II [Member] Second Deeds of Trust [Member]	Jan. 02, 2011 Commercial Loans [Member] Minimum [Member]	Jan. 02, 2011 Commercial Loans [Member] Maximum [Member]	Dec. 31, 2011 Commercial Loans [Member] Nineteen Loans [Member]	Dec. 31, 2010 Commercial Loans [Member] Thirteen Loans [Member]	Dec. 31, 2011 Commercial Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Commercial Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Jan. 31, 2012 Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2011 Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2010 Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2011 Commercial Loans [Member] Performing Loans [Member] Second Deeds of Trust [Member]	Dec. 31, 2010 Commercial Loans [Member] Performing Loans [Member] Second Deeds of Trust [Member]	Dec. 31, 2010 Commercial Loans [Member] Second Deeds of Trust [Member]	Feb. 07, 2012 Commercial Loans [Member] Second Deeds of Trust [Member]	Jan. 02, 2011 Commercial Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Dec. 31, 2010 Commercial Loans [Member]	Dec. 31, 2011 Performing Loans [Member]	Dec. 31, 2010 Performing Loans [Member]	Dec. 31, 2011 Construction Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] VRMI II [Member] Non Performing [Member]	Dec. 31, 2011 Construction Loans [Member] VRMI II [Member]	Dec. 31, 2010 Construction Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2011 Construction Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] Non Performing [Member]	Dec. 31, 2011 Construction Loans [Member] Second Deeds of Trust [Member]	Dec. 31, 2011 Construction Loans [Member]	Dec. 31, 2010 Construction Loans [Member]	Sep. 20, 2011 Construction Loans [Member]	Dec. 31, 2011 Land Loans[Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Land Loans[Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2011 Land Loans[Member]	Dec. 31, 2010 Land Loans[Member]	Dec. 31, 2011 Troubled Debt Restructuring Loans [Member] Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2010 Troubled Debt Restructuring Loans [Member] Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2011 Troubled Debt Restructuring Loans [Member]	Dec. 31, 2010 Troubled Debt Restructuring Loans [Member]	Dec. 31, 2010 Extension [Member] VRMI II [Member] Non Performing [Member]	Dec. 31, 2011 Extension [Member] VRMI II [Member]	Dec. 31, 2010 Extension [Member] VRMI II [Member]	Dec. 31, 2011 Extension [Member]	Dec. 31, 2010 Extension [Member] Non Performing [Member] Second Deeds of Trust [Member]	Dec. 31, 2011 Extension [Member] Non Performing [Member]	Dec. 31, 2010 Extension [Member] Non Performing [Member]	Dec. 31, 2011 Extension [Member]	Dec. 31, 2010 Extension [Member]	Dec. 31, 2011 Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2010 Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Dec. 31, 2010 Commercial Loans [Member]	May 11, 2011 VRMI I, VRMI II, and Fund III [Member]	Dec. 31, 2011 VRMI II [Member] Non Performing [Member]	May 11, 2011 VRMI II [Member]	Dec. 31, 2010 VRMI II [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Sep. 30, 2012 VRMI II [Member]	Dec. 31, 2010 Non Performing [Member]	Dec. 31, 2011 Allowance for Loan and Lease Losses, Real Estate [Member] Non Performing [Member]	Dec. 31, 2011 Allowance for Loan and Lease Losses, Real Estate [Member] Performing Loans [Member]	Dec. 31, 2011 Non Performing [Member]	Dec. 31, 2011 Performing Loans [Member]	Dec. 31, 2010 Performing Loans [Member]	Sep. 30, 2012 Non Performing Loans [Member]	Sep. 30, 2012 Commercial Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Sep. 30, 2012 Extensions Granted [Member]	Jun. 30, 2010 Bankruptcy Sale [Member]
Debt Instrument, Basis Spread on Variable Rate	3.30%		3.30%
Debt Instrument, Interest Rate, Stated Percentage	6.55%		6.55%
Percentage Of Real Estate Loan Portfolio					10.70%		5.20%																																																																				4.50%		15.00%
Weighted Average Interest Rate On Performing Loans			9.50%		10.57%		10.71%			9.88%	6.79%								12.00%	4.50%															6.79%	8.49%																																10.97%	11.13%																			8.89%	10.97%
Mortgage Loans Non Performing Loans (in Dollars)	$ 500,000		$ 500,000
Impaired Financing Receivable, Related Allowance (in Dollars)	3,573,000	[1]	3,573,000	[1]	26,247,000					1,573,000 [1]	6,677,000 [1]																																																																										6,677,000	11,280,000	2,000,000
Allowance For Performing Loans	54.00%		54.00%																																																												3.00%		11.00%
Financing Receivable, Modifications, Recorded Investment (in Dollars)	600,000		600,000		30,845,000		27,971,000																																																											2,821,000	11,936,000	16,740,000	15,186,000																16,926,000	24,721,000
Financing Receivable, Modifications, Number of Contracts					7		5																																																											3	2	5	3																5	4		16	19
Mortgage Loans on Real Estate, Number of Loans			19		24		18		4			1	5								19	13	8	10	1	5	5						19	13								1	2	1			2		1	1	3	3			7	5				9	1	3		11	11			19	13													5	5	5				16	19	6
Balance per consolidated balance sheets (in Dollars) (in Dollars)	27,140,000		27,140,000		31,777,000					26,690,000	21,783,000	4,100,000		32,400,000	38,000,000	29,600,000	21,100,000	10,700,000					44,300,000	50,400,000		39,100,000	31,000,000				11,800,000								2,900,000	6,700,000	8,200,000		10,100,000	2,900,000		7,200,000			2,500,000	2,400,000					30,800,000	28,000,000	9,100,000	36,500,000	38,900,000			19,100,000	11,900,000	41,400,000	50,400,000						16,900,000									15,200,000				10,000,000	28,460,000	36,301,000				16,900,000	900,000
Debt Instrument, Interest Rate, Basis for Effective Rate																																																																										0%
Debt Instrument, Interest Rate, Effective Percentage																																																																														15.00%
Proceeds from Sale of Foreclosed Assets												3,400,000
Litigation Settlement, Gross	203,000		746,000																																																																			2,700,000		2,000,000
Loan to Value					100.00%
Number of Days Interest Past Due					90
Allowance for Loan and Lease Losses, Real Estate	3,573,000	[2]	3,573,000	[2]	26,247,000	[2]	33,557,000							22,400,000	27,500,000	19,600,000	19,500,000						28,700,000	34,000,000		24,000,000	24,500,000										3,000,000	5,600,000				3,200,000	5,900,000						884,000	424,000																							2,700,000								2,700,000			19,600,000	6,700,000
Amount of Time Loans have been Non Performing																																																																										0		16		43	31
Allowance for Loan Losses to Loans with Allowance					64.00%
Mortgage Loans on Real Estate Modified Pursuant to TDR																												2	2	3															5	1	1				1		5	3
Debt Instrument, Increase (Decrease) for Period, Net																																800,000
Debt Instrument, Repurchase Amount																																																$ 1,100,000
Term Of Loan Receivable							12 years	12 years																																																								12 years

[1]	Please refer to Specific Reserve Allowances below.
[2]	Please refer to Specific Reserve Allowance below.

Note D - Investments In Real Estate Loans (Detail) - Investments in Real Estate Loans (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19		24		18
Balance * (in Dollars)	$ 30,713,000	[1]	$ 58,024,000		$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Weghted Average Interest Rate	9.50%		10.57%		10.71%
Portfolio Percentage	100.00%		100.00%		100.00%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	62.00%		71.10%		74.10%
Commercial Loans [Member]
Number of Loans	16		19
Balance * (in Dollars)	20,533,000	[1]	40,050,000	[1]
Weghted Average Interest Rate	8.89%		10.97%
Portfolio Percentage	66.85%		69.02%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	65.17%		71.43%
Land Loan [Member]
Number of Loans	3		3
Balance * (in Dollars)	10,180,000	[1]	10,933,000	[1]
Weghted Average Interest Rate	10.73%		10.75%
Portfolio Percentage	33.15%		18.85%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	55.90%		64.15%
Residential Loans [Member]
Number of Loans			1
Balance * (in Dollars)			385,000	[1]
Weghted Average Interest Rate			8.00%
Portfolio Percentage			0.66%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses			61.41%
Construction Loan [Member]
Number of Loans			1
Balance * (in Dollars)			6,656,000	[1]
Weghted Average Interest Rate			8.00%
Portfolio Percentage			11.47%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses			89.49%
Report Total [Member]
Number of Loans			24
Balance * (in Dollars)			$ 58,024,000	[1]
Weghted Average Interest Rate			10.57%
Portfolio Percentage			100.00%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses			71.10%

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Priority of Real Estate Loans (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19		24		18
Balance* (in Dollars)	$ 30,713,000	[1]	$ 58,024,000		$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Portfolio Percentage	100.00%		100.00%		100.00%
First Deeds of Trust [Member]
Number of Loans	17		18
Balance* (in Dollars)	29,877,000	[1]	28,684,000	[1]
Portfolio Percentage	97.28%		49.43%
Second Deeds of Trust [Member]
Number of Loans	2		6
Balance* (in Dollars)	836,000	[1]	29,340,000	[1]
Portfolio Percentage	2.72%		50.57%
Report Total [Member]
Number of Loans	19		24
Balance* (in Dollars)	$ 30,713,000	[1]	$ 58,024,000	[1]
Portfolio Percentage	100.00%		100.00%

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Contractual Maturities of Investments in Real Estate Loans (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Non-performing and past due loans						$ 2,450,000	$ 29,564,000
Balance	322,000	3,244,000	5,759,000	(30,713,000)	[1]	8,569,000	(58,024,000)		(60,276,000)
Loan Maturities [Member]
Balance				10,369,000
Report Total [Member]
Balance				$ (30,713,000)	[1]		$ (58,024,000)	[1]

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Geographic Location of Investments in Real Estate Loans (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Portfolio Percentage				100.00%			100.00%		100.00%
Balance	(322,000)	(3,244,000)	(5,759,000)	30,713,000	[1]	(8,569,000)	58,024,000		60,276,000
Arizona [Member]
Balance					[1]		16,108,000	[1]
Portfolio Percentage							27.76%
Balance					[1]		16,108,000	[1]
California [Member]
Balance				7,334,000	[1]		8,564,000	[1]
Portfolio Percentage				23.88%			14.76%
Balance				7,334,000	[1]		8,564,000	[1]
Colorado [Member]
Balance					[1]		895,000	[1]
Portfolio Percentage							1.54%
Balance					[1]		895,000	[1]
Michigan [Member]
Balance				2,160,000	[1]			[1]
Portfolio Percentage				7.03%
Balance				2,160,000	[1]			[1]
Nevada [Member]
Balance				17,845,000	[1]		21,114,000	[1]
Portfolio Percentage				58.10%			36.39%
Balance				17,845,000	[1]		21,114,000	[1]
Ohio [Member]
Balance				322,000	[1]		323,000	[1]
Portfolio Percentage				1.05%			0.56%
Balance				322,000	[1]		323,000	[1]
Oregon [Member]
Balance					[1]		46,000	[1]
Portfolio Percentage							0.08%
Balance					[1]		46,000	[1]
Texas [Member]
Balance				1,151,000	[1]		10,974,000	[1]
Portfolio Percentage				3.75%			18.91%
Balance				1,151,000	[1]		10,974,000	[1]
Utah [Member] | Report Total [Member]
Balance				30,713,000	[1]		58,024,000	[1]
Portfolio Percentage				100.00%			100.00%
Balance				30,713,000	[1]		58,024,000	[1]
Utah [Member]
Balance				1,901,000	[1]			[1]
Portfolio Percentage				6.19%
Balance				1,901,000	[1]			[1]
Report Total [Member]
Balance				30,713,000	[1]		58,024,000	[1]
Portfolio Percentage				100.00%			100.00%
Balance				$ 30,713,000	[1]		$ 58,024,000	[1]

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Reconciliation of Balance of Portfolio to Balance Sheet Amounts (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance per loan portfolio	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Less:
Allowance for loan losses (a)				(3,573,000)	[2]		(26,247,000)	[2]	(33,557,000)
Balance per consolidated balance sheets (in Dollars) (in Dollars)				27,140,000			31,777,000
Beginning of Period [Member]
Balance per loan portfolio				$ 30,713,000			$ 58,024,000

[1]	Please see Balance Sheet Reconciliation below.
[2]	Please refer to Specific Reserve Allowance below.

Note D - Investments In Real Estate Loans (Detail) - Non-Performing Loans (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Non-Performing Loans	19		24		18
Allowance for Loan Losses	$ 3,573,000	[1]	$ 26,247,000
Non Performing Loans [Member] | Commercial Loans [Member]
Number of Non-Performing Loans	1		4
Balance	2,450,000		22,114,000
Allowance for Loan Losses	(2,000,000)		(19,570,000)
Net Balance	450,000		2,544,000
Non Performing Loans [Member] | Land Loan [Member] | End of Period [Member]
Number of Non-Performing Loans			5
Balance			29,564,000
Allowance for Loan Losses			(19,570,000)
Net Balance			9,994,000
Non Performing Loans [Member] | Land Loan [Member]
Number of Non-Performing Loans			1
Balance			7,450,000
Net Balance			7,450,000
Non Performing Loans [Member]
Allowance for Loan Losses	$ 2,000,000	[1]	$ 19,570,000	[1]
Commercial Loans [Member]
Number of Non-Performing Loans	16		19
Land Loan [Member]
Number of Non-Performing Loans	3		3

[1]	Please refer to Specific Reserve Allowances below.

Note D - Investments In Real Estate Loans (Detail) - Breakdown of Allowance for Loan Losses (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Allowance for loan losses				(3,573,000)	[2]		(26,247,000)
Loan Balance, net of allowance				27,140,000			31,777,000
Balance	(322,000)	(3,244,000)	(5,759,000)	30,713,000	[1]	(8,569,000)	58,024,000		60,276,000
Non Performing Loans [Member] | No Related Allowance [Member]
Allowance for loan losses					[2]			[2]
Non Performing Loans [Member] | With Related Allowance [Member]
Balance				2,450,000			29,564,000
Allowance for loan losses				(2,000,000)	[2]		(19,570,000)	[2]
Loan Balance, net of allowance				450,000			9,994,000
Balance				2,450,000			29,564,000
Non Performing Loans [Member]
Balance				2,450,000			29,564,000
Allowance for loan losses				(2,000,000)	[2]		(19,570,000)	[2]
Loan Balance, net of allowance				450,000			9,994,000
Balance				2,450,000			29,564,000
Performing Loans [Member] | No Related Allowance [Member]
Balance				24,025,000			17,064,000
Allowance for loan losses					[2]			[2]
Loan Balance, net of allowance				24,025,000			17,064,000
Balance				24,025,000			17,064,000
Performing Loans [Member] | With Related Allowance [Member]
Balance				4,238,000			11,396,000
Allowance for loan losses				(1,573,000)	[2]		(6,677,000)	[2]
Loan Balance, net of allowance				2,665,000			4,719,000
Balance				4,238,000			11,396,000
Performing Loans [Member]
Balance				28,263,000			28,460,000
Allowance for loan losses				(1,573,000)	[2]		(6,677,000)	[2]
Loan Balance, net of allowance				26,690,000			21,783,000
Balance				$ 28,263,000			$ 28,460,000

[1]	Please see Balance Sheet Reconciliation below.
[2]	Please refer to Specific Reserve Allowances below.

Note D - Investments In Real Estate Loans (Detail) - Specific Reserve Allowance for Non-Performing Loans (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Balance at 12/31/11	$ 3,573,000	[1]		$ 26,247,000	[1]	$ 33,557,000
Specific Reserve Allocation	815,000		956,000
Sales, Loan Pay Downs and Write Downs	(14,295,000)		(133,000)	(248,000)		(4,958,000)
Settlements	(3,250,000)		(1,414,000)
Transfers to REO or Notes Receivable	(5,944,000)		(6,676,000)	(6,677,000)		(19,059,000)
Balance at 9/30/12	3,573,000	[1]		26,247,000	[1]	33,557,000
Commercial Loans [Member] | Beginning of Period [Member]
Balance at 12/31/11	22,392,000		23,106,000
Balance at 9/30/12	22,392,000		23,106,000
Commercial Loans [Member] | End of Period [Member]
Balance at 12/31/11	2,689,000		18,115,000
Balance at 9/30/12	2,689,000		18,115,000
Commercial Loans [Member]
Specific Reserve Allocation	815,000		496,000
Sales, Loan Pay Downs and Write Downs	(14,295,000)		(133,000)
Settlements	(3,250,000)		(1,414,000)
Transfers to REO or Notes Receivable	(2,973,000)		(3,940,000)
Construction Loan [Member] | Beginning of Period [Member]
Balance at 12/31/11	2,971,000		10,027,000
Balance at 9/30/12	2,971,000		10,027,000
Construction Loan [Member] | End of Period [Member]
Balance at 12/31/11			7,291,000
Balance at 9/30/12			7,291,000
Construction Loan [Member]
Transfers to REO or Notes Receivable	(2,971,000)		(2,736,000)
Land Loan [Member] | Beginning of Period [Member]
Balance at 12/31/11	884,000		424,000
Balance at 9/30/12	884,000		424,000
Land Loan [Member] | End of Period [Member]
Balance at 12/31/11	884,000		884,000
Balance at 9/30/12	884,000		884,000
Land Loan [Member]
Specific Reserve Allocation			460,000
Beginning of Period [Member]
Balance at 12/31/11	26,247,000		33,557,000	33,557,000		58,916,000
Balance at 9/30/12	26,247,000		33,557,000	33,557,000		58,916,000
End of Period [Member]
Balance at 12/31/11	3,573,000		26,290,000	26,247,000		33,557,000
Balance at 9/30/12	$ 3,573,000		$ 26,290,000	$ 26,247,000		$ 33,557,000

[1]	Please refer to Specific Reserve Allowance below.

Note D - Investments In Real Estate Loans (Detail) - Performing And Non Performing TDR Loans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Loans	19	24	18
Number Of Loans [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Number of Loans	1
Number Of Loans [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member]
Number of Loans	1	5
Number Of Loans [Member] | Commercial Loans [Member] | Performing Loans [Member] | Report Total [Member]
Number of Loans	1
Number Of Loans [Member] | Commercial Loans [Member] | Performing Loans [Member]
Number of Loans	1	3
Number Of Loans [Member] | Commercial Loans [Member] | Non Performing Loans [Member]
Number of Loans		2
Number Of Loans [Member] | Construction Loan [Member] | Total Trouble Debt Restructuring [Member]
Number of Loans		1
Number Of Loans [Member] | Construction Loan [Member] | Performing Loans [Member]
Number of Loans		1
Number Of Loans [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Number of Loans		7
Number Of Loans [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member]
Number of Loans		1
Number Of Loans [Member] | Land Loan [Member] | Performing Loans [Member] | Report Total [Member]
Number of Loans		5
Number Of Loans [Member] | Land Loan [Member] | Performing Loans [Member]
Number of Loans		1
Number Of Loans [Member] | Land Loan [Member] | Non Performing Loans [Member] | Report Total [Member]
Number of Loans		2
Fund Balance [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Fund Balance (in Dollars)	638,000
Fund Balance [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member]
Fund Balance (in Dollars)	638,000	16,740,000
Fund Balance [Member] | Commercial Loans [Member] | Performing Loans [Member] | Report Total [Member]
Fund Balance (in Dollars)	638,000
Fund Balance [Member] | Commercial Loans [Member] | Performing Loans [Member]
Fund Balance (in Dollars)	638,000	2,821,000
Fund Balance [Member] | Commercial Loans [Member] | Non Performing Loans [Member]
Fund Balance (in Dollars)		13,919,000
Fund Balance [Member] | Construction Loan [Member] | Total Trouble Debt Restructuring [Member]
Fund Balance (in Dollars)		6,655,000
Fund Balance [Member] | Construction Loan [Member] | Performing Loans [Member]
Fund Balance (in Dollars)		6,655,000
Fund Balance [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Fund Balance (in Dollars)		30,845,000
Fund Balance [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member]
Fund Balance (in Dollars)		7,450,000
Fund Balance [Member] | Land Loan [Member] | Performing Loans [Member] | Report Total [Member]
Fund Balance (in Dollars)		16,926,000
Fund Balance [Member] | Land Loan [Member] | Performing Loans [Member]
Fund Balance (in Dollars)		7,450,000
Fund Balance [Member] | Land Loan [Member] | Non Performing Loans [Member] | Report Total [Member]
Fund Balance (in Dollars)		13,919,000
Commercial Loans [Member]
Number of Loans	16	19
Construction Loan [Member]
Number of Loans		1
Land Loan [Member]
Number of Loans	3	3
Report Total [Member]
Number of Loans		24

Note E - Investment in Marketable Securities (Detail) (USD $)	1 Months Ended							9 Months Ended
	Feb. 29, 2012	Sep. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 VRMI I [Member] Minimum [Member]	Dec. 31, 2011 VRMI I [Member] Maximum [Member]	Sep. 30, 2010 VRMI I [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Investments in and Advances to Affiliates, Balance, Shares (in Shares)		538,178		538,178	533,675				538,178	533,675
Closing Price per Share (in Dollars per share)		$ 1.36							$ 1.1	$ 1.01	$ 0.91	$ 1.45
MarketableSecuritiesShares			60,000
Trading Securities, Realized Gain (Loss) (in Dollars)	$ 15,000							$ 600,000
Percent of Shares Outstanding Owned				4.20%	1.70%				8.50%	8.35%
Trading Securities Realized Gain Loss Per Share (in Dollars)								1.08
Trading Securities Impairment (in Dollars)								$ 600,000
Share Price						$ 1.08	$ 1.4

Note F - Real Estate Held For Sale (Detail) (USD $)	1 Months Ended										0 Months Ended		2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2012	May 31, 2012	Apr. 30, 2012	Dec. 19, 2011	Aug. 31, 2011	Jul. 25, 2011	Sep. 30, 2010	Aug. 25, 2010	Jul. 31, 2010	Apr. 27, 2010	Feb. 12, 2010	Jan. 15, 2010	May 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011	Feb. 11, 2011	Aug. 05, 2010	Apr. 30, 2010	Apr. 23, 2010
Number of Real Estate Properties					1									5			5			10,800,000
Real Estate Acquired Through Foreclosure														$ 9,200,000			$ 9,200,000			$ 160,000
Mortgage Loans on Real Estate, Foreclosures		6,000,000
Proceeds from Sale of Property Held-for-sale			500,000	300,000	2,000,000		1,600,000	1,300,000	1,100,000	600,000	600,000	2,100,000	325,000			1,000,000
Gains (Losses) on Sales of Other Real Estate	0.1		2,000			64,000	120,000	41,000	8,000				21,000			96,000				267,000
Professional Fees	3,000		17,000											166,000	247,000		753,000	927,000		1,419,000	4,750,000
Proceeds from Fees Received					24,000														(24,000)
Interest in REO Properties With Operations														2.00%			2.00%
Real Estate, Write-down or Reserve, Amount																				(1,951,000)	1,600,000
Proceeds from Sale of Real Estate Held-for-investment					2															9,369,000
Payments for Fees					110,000
Real Estate Investments, Net																							200,000
Treasury Stock, Shares, Acquired (in Shares)				189,378													475,405
Treasury Stock, Carrying Basis				200,000																200,000
Land Available-for-sale																					12,800,000
Related Party Transaction, Amounts of Transaction											160,000
Inventories, Property Held-for-sale, Current																					4,400,000	3,140,000
Property Acquired At Book Value																									5,200,000	81,000
Real Estate Investment Property, Net																					8,400,000			1,700,000
Commercial Land [Member]
Proceeds from Sale of Property Held-for-sale											4,000,000
Real Estate, Write-down or Reserve, Amount																				2,000,000	1,500,000
Residential Building [Member]
Gains (Losses) on Sales of Other Real Estate																				500,000
Commercial And Residental Land [Member]
Real Estate, Write-down or Reserve, Amount																					3,700,000
Residential Land [Member]
Proceeds from Sale of Property Held-for-sale									3,700,000
VRMI II [Member]
Mortgage Loans on Real Estate, Foreclosures		46,000
Proceeds from Sale of Property Held-for-sale			200,000
Nevada [Member]
Gains (Losses) on Sales of Other Real Estate									73,000
Other Real Estate Owned [Member]
Number of Real Estate Properties																				10,800,000
VRMI II [Member]
Proceeds from Sale of Property Held-for-sale							1,500,000	1,000,000		300,000		1,700,000	278,000			800,000
Proceeds from Fees Received					30,000
Property Acquired At Book Value																										78,000
Real Estate Investment Property, Net																								1,600,000
VRMI II [Member]
Payments for Fees					$ 90,000

Note F - Real Estate Held For Sale (Detail) - REO Operations results (USD $)	1 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012
Revenue	$ 1,099,000	$ 124,000	$ 266,000
Expenses	1,004,000	(85,000)	(148,000)
Net Income	$ 95,000	$ 39,000	$ 118,000

Note F - Real Estate Held For Sale (Detail) - Properties Acquired Through Foreclosure (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance			$ 9,159,000	$ 10,767,000	$ 12,808,000
Real estate held for sale acquired through foreclosure		32,000
Proceeds on nonrefundable extension fee	24,000	(24,000)
Write down		(1,420,000)
Sale		(196,000)
Balance		$ 9,159,000	$ 9,159,000	$ 10,767,000	$ 12,808,000

Note G - Assets Held For Sale (Detail) (USD $) In Millions, unless otherwise specified	Feb. 07, 2012
Real Estate Acquired Through Deed In Lieu (in Dollars)	$ 9.9
Percentage of Ownership VRTB	90.00%
PercentageOfOwnershipVRTA	8.00%
Percentage of Ownership VF III	2.00%
VRMI II [Member]
Real Estate Acquired Through Deed In Lieu (in Dollars)	$ 9

Note G - Assets Held For Sale (Detail) - Purchase Price Allocation (USD $)	Sep. 30, 2012	Jul. 31, 2010
Cash	$ 1,252,000	$ 1,032,000
Receivables	902,000
Inventory	55,000	22,000
Other current assets	297,000
Property and equipment	52,578,000	8,390,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)	(842,000)
Notes payable	(39,300,000)
Net assets	$ 9,916,000

Note G - Assets Held For Sale (Detail) - Summary of Net Assets Held for Sale (USD $)	Sep. 30, 2012	Nov. 30, 2011	Dec. 31, 2010
Cash Held For Sale	$ 57,661,000	$ 60,847,000	$ 59,416,000
Liabilities of Assets Held for Sale	46,650,000	49,100,000	45,769,000
Net assets held for sale	11,011,000
Property and equipment	52,589,000	5,335,000
Cash [Member]
Cash Held For Sale	1,530,000
Cash Restricted [Member]
Cash Held For Sale	1,000,000
Accounts Receivable [Member]
Other Assets Held fo Sale	790,000
Inventory [Member]
Other Assets Held fo Sale	57,000
Current Assets [Member]
Other Assets Held fo Sale	281,000
Other Assets [Member]
Other Assets Held fo Sale	1,414,000
Total assets	57,661,000
Accounts Payable [Member]
Liabilities of Assets Held for Sale	7,595,000
Notes Payable, Other Payables [Member]
Liabilities of Assets Held for Sale	39,055,000
Liabilities, Total [Member]
Liabilities of Assets Held for Sale	$ 46,650,000

Note G - Assets Held For Sale (Detail) - Summary of the Results of Operations Related to the Assets Held For Sale (USD $)	1 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012
Revenue	$ 1,099,000	$ 124,000	$ 266,000
Expenses	(1,004,000)	85,000	148,000
Net Income	$ 95,000	$ 39,000	$ 118,000

Note H - Related Party Transactions (Detail) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended	9 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended					12 Months Ended
	Feb. 12, 2010	May 31, 2012	Jul. 31, 2010	Feb. 12, 2010	Apr. 02, 2010	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Jan. 31, 2012	Sep. 22, 2008	Dec. 31, 2011 Performing Loans [Member]	May 30, 2012 Manager [Member]	Sep. 30, 2012 Manager [Member]	Jul. 31, 2012 Manager [Member]	May 31, 2012 Manager [Member]	Jan. 31, 2012 Manager [Member]	Dec. 31, 2011 Manager [Member]	May 30, 2012 Consultation Fee Related to Sale of a VRM II, Fund III and Our Reo Property [Member]	Dec. 31, 2010 VRMI II [Member] Consultation Fee Related to Sale of a VRM II, Fund III and Our Reo Property [Member]	Jul. 31, 2010 VRMI II [Member]	Sep. 30, 2012 VRMI II [Member]	Dec. 31, 2011 VRMI II [Member]	Sep. 30, 2012 VRMI I [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Dec. 31, 2010 Fund III [Member]	Jun. 30, 2012 Fund III [Member]	Dec. 31, 2011 Fund III [Member]	Dec. 31, 2010 Advant Mortgage [Member]	Nov. 09, 2010 Integrated Financial Associates Inc [Member]	Dec. 31, 2010 Consultation Fee Related to Sale of a VRM II, Fund III and Our Reo Property [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Dec. 31, 2011 VRMI II [Member]	Dec. 31, 2010 VRMI II [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 0.8								$ 0.8
Common Stock Shares Owned By Manager (in Shares)							92,699	92,699						92,699				92,699
Percentage of Common Stock Shares Owned By Manager							0.77%							0.77%													0.90%								0.73%	0.71%
Accounts Receivable, Related Parties, Current							100,000							19,000				19,000						100,000	100,000	700,000		73,000
Prepaid Expense, Current																	550,000
Discount Percentage										7.00%					7.00%
JudgementObtainedAmount											1,119,000																				4,000,000
PurchaseAndSaleAgreementWithTPKTAmountReceived		1,050,000
PurchaseAndSaleAgreementWithTPKTContingentAmount		1,250,000
Due to Related Parties																1,600,000
Related Party Transaction, Amounts of Transaction	160,000												500,000						17,000
Investments in and Advances to Affiliates, Balance, Shares (in Shares)							538,178	533,675	538,178													538,178	538,178		538,178	533,675	114,117						537,078	225,134
Number Of Common Shares Owned By Affiliate (in Shares)																								537,078	537,078
NumberOfCommonStockSharesOwnedByAffiliate (in Shares)																													114,117
Accounts Payable, Related Parties																											37,000		13,000
Annual Management Fee Percentage							0.25%
Management Fee, Amount Paid							1.1	1,100,000												300,000												500,000
Dividends Paid to Manager							0
Proceeds from Sale of Land Held-for-investment				4,000,000
Administrative Fees, Amount Paid				160,000
Extension Fee Paid to Manager					500,000
Number of Cemeteries			4
Number of Mortuaries			8
Book Value of RightStar Property			14,100,000																		8,500,000
Amount to Acquire Manager's Interest			500,000																		375,000
Receivables From Manager							19,000	5,000
Percent of Shares Outstanding Owned							4.20%	1.70%																	8.50%	8.35%							8.50%	8.40%
Mortgage Loans on Real Estate, Cost of Mortgages Sold								2,000,000																			200,000
Dividends Paid to Fund III							0
Commission Fee																														489,000
Proceeds from Sale of Loans Held-for-sale												$ 500,000

Note I - Investment in MVP Realty Advisors (Detail) (VRMI II [Member], USD $)	Apr. 30, 2012
VRMI II [Member]
Equity Method Investment, Aggregate Cost (in Dollars)	$ 1,000
Equity Method Investment, Ownership Percentage	40.00%

Note J - Notes Receivable (Detail) (USD $)	1 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended								12 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended					1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended
	Mar. 31, 2011	Nov. 30, 2010	Dec. 31, 2009	May 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2011 Promissory Note [Member] Balance [Member]	Jan. 31, 2012 Original Interest Rate [Member] Pre-Rewrite [Member]	Jan. 31, 2012 Accruing [Member] Pre-Rewrite [Member]	Jan. 31, 2012 Paid Monthly [Member] Post Rewrite [Member]	Dec. 31, 2011 Forclosed Assets [Member] Received [Member]	Dec. 31, 2011 Loans Charged Off [Member]	Mar. 31, 2011 Note Receivable Interest Rate [Member]	Apr. 30, 2012 First Deeds of Trust [Member] Partially Paid Off [Member]	Apr. 30, 2012 Rewritten Existing Loan [Member]	Jan. 31, 2012 Rewritten Existing Loan [Member]	Apr. 30, 2012 Partially Paid Off [Member] Paid Monthly [Member]	Sep. 30, 2012 Partially Paid Off [Member]	Mar. 31, 2012 Partially Paid Off 1 [Member] Paid Monthly [Member]	Mar. 31, 2012 Partially Paid Off 1 [Member]	Sep. 30, 2012 Partially Paid Off 1 [Member]	Feb. 29, 2012 Partially Paid Off 1 [Member]	Dec. 31, 2006 Settlement Agreement With Guarantors [Member] VRMI I [Member]	Dec. 31, 2006 Settlement Agreement With Guarantors [Member]	Dec. 31, 2011 Settlement Agreement With Guarantors [Member]	Mar. 31, 2011 Settlement Agreement With Guarantors [Member]	Dec. 31, 2011 Balance [Member]	Mar. 31, 2011 Balance [Member]	Jul. 31, 2009 Balance [Member]	Jul. 31, 2009 Promissory Note [Member] Fund III [Member]	Jul. 31, 2009 Promissory Note [Member]	Jul. 31, 2009 Construction Loans [Member] Fund III [Member]	Jul. 31, 2009 Construction Loans [Member]	Dec. 31, 2009 Land Loans[Member] VRMI I [Member]	Dec. 31, 2009 Land Loans[Member]	Jul. 31, 2010 Land Loans[Member]	Nov. 30, 2011 Five Loans With Common Guarantor [Member] VRMI II [Member]	Nov. 30, 2010 Five Loans With Common Guarantor [Member] VRMI II [Member]	Nov. 30, 2011 Five Loans With Common Guarantor [Member]	Nov. 30, 2010 Five Loans With Common Guarantor [Member]	Nov. 30, 2011 First Deeds of Trust [Member] VRMI II [Member]	Nov. 30, 2011 First Deeds of Trust [Member]	Mar. 31, 2011 Loans Charged Off [Member]	Mar. 31, 2011 Deficiency Judgment [Member]	Dec. 31, 2011 Balance [Member]	Feb. 29, 2012 TNP Strategic Retail Operating Partnership LP [Member]	Jul. 31, 2009 Promissory Note [Member]
Interest Rate on Notes Receivable												3.00%	5.00%	7.00%														7.00%									7.00%		6.00%											9.00%	7.00%
Loans and Leases Receivable, Allowance					$ 20,807,000		$ 17,250,000	$ 14,131,000												$ 3,000,000																	$ 2,800,000				$ 200,000		$ 4,200,000
Accrued Interest Reclassified To Notes Receivable										1,000,000
Allowance for Loan and Lease Losses, Provision for Loss, Net					815,000	956,000													800,000
Increase (Decrease) in Notes Receivables							3,580,000											700,000			33,000		3,000	50,000
Financing Receivable, Net					0		0	0			1,300,000											500,000			1,200,000	1,300,000	1,300,000	1,500,000			68,000		1,200,000		2,400,000	1,200,000	1,300,000	6,100,000	5,600,000	48,000		1,100,000		19,000,000					2,500
Financing Receivable, Gross																																																		1,040,000
PercentageOfProceedsOfTNPTrustsPublicOffering									25.00%
Promissory Note Annual Installments				500																								7
Proceeds from Collection of Notes Receivable					226,000	91,000	505,000	161,000																				100,000	88,000
Final Payment Accepted															300,000														400,000
Origination of Notes Receivable from Related Parties																																		1,300,000	1,400,000
Repayment of Notes Receivable from Related Parties																																			3,900,000		1,600,000	2,000,000	1,800,000
Promissory Note Months																																			60		60		60
Remaining Balance of Loan to be Reclassified			1,100,000																																				1,200,000
Note Receivable Reserves	1,200,000																														5,600,000																2,900,000
Proceeds from Sale of Notes Receivable		10,400,000
Balance per consolidated balance sheets (in Dollars) (in Dollars)					27,140,000		31,777,000									3,900,000																													500,000	9,000,000
Proceeds From Settlements	$ 1,200,000																													$ 5,000,000		$ 3,000,000																$ 2,800,000
Investment Interest Rate	9.00%																9.00%

Note K - Fair Value (Detail) - Valuation of our Financial Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment in marketable securities - related party	$ 732,000	$ 592,000
Investment in marketable securities - related party	732,000	592,000	539,000
Investment in real estate loans	27,240,000	30,646,000
Investment in real estate loans	(27,140,000)	(31,777,000)
Fair Value, Inputs, Level 1 [Member]
Investment in marketable securities - related party	732,000	592,000
Fair Value, Inputs, Level 3 [Member]
Investment in real estate loans	$ 27,240,000	$ 30,646,000

Note K - Fair Value (Detail) - Changes in our Financial Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance			$ 31,777,000
Increase in allowance for loan losses	(50,000)	(955,000)	(815,000)	(955,000)	(1,028,000)	(8,300,000)
Purchase and additions of assets
Transfer of real estate loan and allowance on real estate loan to asset held for sale			72,000
Write-off of allowance on uncollectible loan					8,090,000
Sales, pay downs and reduction of assets
Balance	27,140,000		27,140,000		31,777,000
Collections And Settlements Of Principal And Sales Of Investment In Real Estate Loans [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Sales, pay downs and reduction of assets
Collections and Settlements			(19,351,000)
Reduction Of Loan Balance Following Settlement Of Loan [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Sales, pay downs and reduction of assets
Collections and Settlements			(11,565,000)
Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			14,000
Transfer of Allowance on Real Estate Loans Converted to Unsecured Notes Receivable [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			2,715,000
Transfer of Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			(45,000)
Assets Held-for-sale [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfer of real estate loan and allowance on real estate loan to asset held for sale			(10,669,000)
Conversion Of Real Estate Loans To Unsecured Notes Payable [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers Out			(2,715,000)
Reduction Of Allowance On Real Estate Loans Due To Loan Payments [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Reduction of allowance on real estate loans			4,239,000
Reduction Of Allowance On Real Estate Loans Following Settlement Of Loan [Member] | Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Reduction of allowance on real estate loans			11,565,000
Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Balance			30,646,000
Increase in allowance for loan losses			(815,000)
Purchase and additions of assets
Transfer of real estate loan and allowance on real estate loan to asset held for sale			1,705,000
New mortgage loans and mortgage loans acquired			20,285,000
Write-off of allowance on uncollectible loan			3,250,000
Sales, pay downs and reduction of assets
Write-off of uncollectible loan			(3,250,000)
Temporary change in estimated fair value based on future cash flows			1,231,000
Balance	$ 27,240,000		$ 27,240,000

Note K - Fair Value (Detail) - Changes in Assets Measured on a Recurring Basis (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance			$ 31,777,000
Balance			149,000	150,000	150,000
Increase in allowance for loan losses	50,000	955,000	815,000	955,000	1,028,000	8,300,000
Purchase and additions of assets
Transfers out of Level 3			72,000
Balance	27,140,000		27,140,000		31,777,000
Balance	214,000		214,000		149,000	150,000
Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				2,736,000
Transfer of Allowance on Real Estate Loans Converted to Unsecured Notes Receivable [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				3,940,000
Conversion Of Real Estate Loans To Unsecured Notes Payable [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				(3,940,000)
Transfer of Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				(2,896,000)
Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Balance				26,624,000	26,624,000
Increase in allowance for loan losses				(967,000)
Purchase and additions of assets
Collections and settlements of principal and sales of investment in real estate loans				(4,276,000)
New mortgage loans and mortgage loans acquired				8,215,000
New mortgage loans and mortgage loans acquired				8,215,000
Reduction of allowance on real estate loans due to loan payment				144,000
Temporary change in estimated fair value based on future cash flows				(136,000)
Investments In Real Estate Loans [Member] | End of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Balance		29,444,000		29,444,000
Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Balance			30,646,000
Increase in allowance for loan losses			815,000
Purchase and additions of assets
Transfers out of Level 3			1,705,000
New mortgage loans and mortgage loans acquired			20,285,000
New mortgage loans and mortgage loans acquired			20,285,000
Temporary change in estimated fair value based on future cash flows			1,231,000
Balance	27,240,000		27,240,000
Assets Under Secured Borrowings [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Balance				1,320,000	1,320,000
Purchase and additions of assets
New mortgage loans and mortgage loans acquired				(1,320,000)
New mortgage loans and mortgage loans acquired				$ (1,320,000)

Note K - Fair Value (Detail) - Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs (Fair Value, Inputs, Level 3 [Member], USD $)	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Balance	$ 1,088,000	$ 7,910,000
Payment on secured borrowings	(1,088,000)
Balance		$ 7,910,000

Note M - Legal Matters Involving the Manager (Detail) (USD $)	1 Months Ended	3 Months Ended
	Sep. 27, 2006	Mar. 31, 2007	Jun. 30, 2012
Fines		$ 100,000
Estimated Litigation Liability, Noncurrent			4,200,000
Payments for Legal Settlements	$ 100,000

Note N - Legal Matters Involving the Company (Detail) (USD $)	1 Months Ended			1 Months Ended
	Sep. 24, 2012	Aug. 23, 2012	Feb. 07, 2012	Jul. 31, 2012 First Tranche Of TRM Proceeds [Member]	Aug. 03, 2012 Rightstar Trusts [Member] Vestin [Member]	Feb. 07, 2012 VRMI I, VRMI II, and Fund III [Member]	Feb. 07, 2012 VRMI II [Member]	Feb. 07, 2012 1701 Commerce LLC [Member] VRMI I [Member]	Feb. 07, 2012 1701 Commerce LLC [Member] Fund III [Member]	Feb. 07, 2012 1701 Commerce LLC [Member]
Proceeds from Legal Settlements				$ 145,000,000,000
Shares Purchased Settlement (in Shares)					447,226
Share Purchase Price Settlement (in Dollars per share)					$ 1.4
Real Estate Acquired Through Deed In Lieu			9,900,000			9,900,000	9,000,000
Security Deposit		1,000,000
Percentage of Ownership VRTB			90.00%							90.00%
PercentageOfOwnershipVRTA			8.00%					8.00%
Percentage of Ownership VF III			2.00%						2.00%
Proceeds from Sale of Other Assets	55,000,000
Earnest Money Deposits	$ 250,000

Note O - Income Taxes (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount (in Dollars)	$ (715,000)
Percentage Of Taxable Income Distributed		90.00%
Net Operating Loss Carry Forward [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount (in Dollars)	$ 74,514,000

Note O - Income Taxes (Detail) - Significant Components of the Company's Deferred Tax Asssets and Liabilities (USD $)	9 Months Ended
Sep. 30, 2012
Change in deferred taxes	$ (715,000)
Change in valuation allowance	$ 715,000

Note O - Income Taxes (Detail) - Significant Components of Deferred Tax Assets and Liabilities (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Provision for loan losses	$ 50,000	$ 955,000	$ 815,000	$ 955,000	$ 1,028,000	$ 8,300,000
Write down on real estate held for sale		708,000	1,420,000	1,321,000	1,951,000	3,686,000
Recovery of allowance for doubtful notes receivable					505,000	124,000
Net operating loss carry forward	64,143,000		64,143,000
Total deferred tax assets	74,514,000		74,514,000
Valuation allowance	(7,451,400)		(7,451,400)
Provision For Loan Losses [Member]
Deferred tax assets:
Provision for loan losses			1,215,000
Write Down On Real Estate Held For Sale [Member]
Deferred tax assets:
Write down on real estate held for sale			3,851,000
Recovery Of Allowance For Doubtful Notes Receivable [Member]
Deferred tax assets:
Recovery of allowance for doubtful notes receivable			$ 5,305,000

Note P - Subsequent Events (Detail) (USD $)	1 Months Ended								2 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Feb. 29, 2012	Jan. 31, 2012	Jul. 25, 2011	Sep. 30, 2010	Aug. 25, 2010	Jul. 31, 2010	May 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 28, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2012
Proceeds from Sale of Real Estate	$ 200,000												$ 11,000,000				$ (427,000)
Gains (Losses) on Sales of Other Real Estate	0.1	2,000			64,000	120,000	41,000	8,000	21,000			96,000					267,000
Professional Fees	3,000	17,000								166,000	247,000			753,000	927,000		1,419,000	4,750,000
Legal Fees	420,000															100,000
Loans and Leases Receivable, Related Parties										500,000				500,000
Note Receivable Accrued Interest Rate				5.00%
Accrued Interest Reclassified To Notes Receivable				1,000,000
Fees and Commissions				550,000
Discount Percentage				7.00%
Real Estate Acquired Through Deed In Lieu																			9,900,000
Assets Subjected To First Deed Of Trust																			39,000,000
Percentage Of Real Estate Proceeds													50.00%
Equity Method Investments Shares (in Shares)				60,000
Percentage Of Working Captial Cash Reserve				3.00%
Gain (Loss) on Investments			21,000
VRMI II [Member] | Second Deeds of Trust [Member]
Real Estate Acquired Through Deed In Lieu																			10,700,000
VRMI II [Member]
Real Estate Acquired Through Deed In Lieu																			9,000,000
Former Borrower [Member]
Proceeds from Sale of Real Estate													3,000,000
Percentage Of Real Estate Proceeds													50.00%
Minimum [Member]
Interest Rate on Notes Receivable				3.00%
Maximum [Member]
Interest Rate on Notes Receivable				7.00%
Second Deeds of Trust [Member]
Real Estate Acquired Through Deed In Lieu																			$ 11,800,000

Note D - Investments In Real Estate Loans (Detail) - Investments in Real Estate Loans: (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19	24	18
Balance (in Dollars)	$ 30,713,000 [1]	$ 58,024,000	$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Weighted Average Interest Rate	9.50%	10.57%	10.71%
Portfolio Percentage	100.00%	100.00%	100.00%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	62.00%	71.10%	74.10%
Residential Loans [Member]
Number of Loans		1
Balance (in Dollars)		385,000
Weighted Average Interest Rate		8.00%
Portfolio Percentage		0.66%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		61.41%
Commercial Loans [Member]
Number of Loans		19	13
Balance (in Dollars)		40,050,000	41,111,000
Weighted Average Interest Rate		10.97%	11.13%
Portfolio Percentage		69.02%	68.20%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		71.43%	65.19%
Construction Loans [Member]
Number of Loans		1	2
Balance (in Dollars)		6,656,000	8,231,000
Weighted Average Interest Rate		8.00%	8.54%
Portfolio Percentage		11.47%	13.66%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		89.49%	86.69%
Land Loans[Member]
Number of Loans		3	3
Balance (in Dollars)		$ 10,933,000	$ 10,934,000
Weighted Average Interest Rate		10.75%	10.75%
Portfolio Percentage		18.85%	18.14%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		64.15%	76.15%

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Priority of Real Estate Loans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19	24	18
Balance (in Dollars)	$ 30,713,000 [1]	$ 58,024,000	$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Portfolio Percentage	100.00%	100.00%	100.00%
First Deeds of Trust [Member]
Number of Loans		18	10
Balance (in Dollars)		28,684,000	25,334,000
Portfolio Percentage		49.43%	42.03%
Second Deeds of Trust [Member]
Number of Loans		6	8
Balance (in Dollars)		$ 29,340,000	$ 34,942,000
Portfolio Percentage		50.57%	57.97%

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Contractual Maturities of Investments in Real Estate Loans (USD $)	Jun. 30, 2012	Dec. 31, 2011
Non-performing and past due loans (a)	$ 2,450,000	$ 29,564,000
Balance		58,024,000
January 2012 - March 2012 [Member]
Balance		20,227,000
April 2012 - June 2012 [Member]
Balance		2,315,000
July 2012 - September 2012 [Member]
Balance		2,802,000
October 2012 - December 2012 [Member]
Balance		1,238,000
Thereafter [Member]
Balance		$ 1,878,000

Note D - Investments In Real Estate Loans (Detail) - Geographic Location of Investments in Real Estate Loans (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance (in Dollars)	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000	$ 60,276,000
Portfolio Percentage				100.00%			100.00%	100.00%
Arizona [Member]
Balance (in Dollars)							16,108,000	14,678,000
Portfolio Percentage							27.76%	24.35%
California [Member]
Balance (in Dollars)							8,564,000	9,633,000
Portfolio Percentage							14.76%	15.98%
Colorado [Member]
Balance (in Dollars)							895,000
Portfolio Percentage							1.54%
Nevada [Member]
Balance (in Dollars)							21,114,000	23,350,000
Portfolio Percentage							36.39%	38.74%
Ohio [Member]
Balance (in Dollars)							323,000
Portfolio Percentage							0.56%
Oregon [Member]
Balance (in Dollars)							46,000	46,000
Portfolio Percentage							0.08%	0.08%
Texas [Member]
Balance (in Dollars)							$ 10,974,000	$ 12,569,000
Portfolio Percentage							18.91%	20.85%

[1]	Please see Balance Sheet Reconciliation below.

Note D - Investments In Real Estate Loans (Detail) - Reconciliation of Balance of Portfolio to Balance Sheet Amounts (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance per loan portfolio	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Allowance for loan losses (a)				(3,573,000)	[2]		(26,247,000)	[2]	(33,557,000)
Balance per consolidated balance sheet				27,140,000			31,777,000
Total [Member] | Investment in Real Estate Loans [Member]
Balance per consolidated balance sheet							31,777,000		26,719,000
VRMI II [Member]
Allowance for loan losses (a)							$ (26,247,000)		$ (33,557,000)

[1]	Please see Balance Sheet Reconciliation below.
[2]	Please refer to Specific Reserve Allowance below.

Note D - Investments In Real Estate Loans (Detail) - Non-Performing Loans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Of Non-Performing Loans	19	24	18
Allowance for Loan Losses	$ 3,573,000 [1]	$ 26,247,000
Commercial Loans [Member] | Non Performing Loans [Member]
Number Of Non-Performing Loans		5	5
Balance		29,564,000	21,079,000
Allowance for Loan Losses		(19,570,000)	(19,541,000)
Net Balance		9,994,000	1,538,000
Commercial Loans [Member]
Number Of Non-Performing Loans		19	13
Construction Loans [Member] | Non Performing Loans [Member]
Number Of Non-Performing Loans			1
Balance			2,896,000
Allowance for Loan Losses			(2,736,000)
Net Balance			160,000
Construction Loans [Member]
Number Of Non-Performing Loans			2
Non Performing Loans [Member]
Number Of Non-Performing Loans		5	6
Balance		29,564,000	23,975,000
Allowance for Loan Losses		(19,570,000)	(22,277,000)
Net Balance		$ 9,994,000	1,698,000

[1]	Please refer to Specific Reserve Allowances below.

Note D - Investments In Real Estate Loans (Detail) - Breakdown of Allowance for Loan Losses (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2011 Report Total [Member] Net of Allowance [Member]	Dec. 31, 2011 Report Total [Member]	Dec. 31, 2011 Non-Performing Loans ��� Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2010 Non-Performing Loans ��� Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2011 Non-Performing Loans ��� Related Allowance [Member]	Dec. 31, 2010 Non-Performing Loans ��� Related Allowance [Member]	Dec. 31, 2011 Nonperforming Loans [Member] Net of Allowance [Member]	Dec. 31, 2010 Nonperforming Loans [Member] Net of Allowance [Member]	Dec. 31, 2011 Nonperforming Loans [Member]	Dec. 31, 2010 Nonperforming Loans [Member]	Dec. 31, 2011 Performing Loans - No Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2010 Performing Loans - No Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2011 Performing Loans - No Related Allowance [Member]	Dec. 31, 2010 Performing Loans - No Related Allowance [Member]	Dec. 31, 2011 Performing Loans - Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2010 Performing Loans - Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2011 Performing Loans - Related Allowance [Member]	Dec. 31, 2010 Performing Loans - Related Allowance [Member]	Dec. 31, 2011 Performing Loans [Member] Net of Allowance [Member]	Dec. 31, 2010 Performing Loans [Member] Net of Allowance [Member]	Dec. 31, 2011 Performing Loans [Member]	Dec. 31, 2010 Performing Loans [Member]	Dec. 31, 2010 Net of Allowance [Member] Report Total [Member]	Dec. 31, 2010 Report Total [Member]
Balance	$ 27,140,000		$ 31,777,000	$ 31,777,000	$ 58,024,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 17,064,000	$ 14,056,000	$ 17,064,000	$ 14,056,000	$ 4,719,000	$ 10,965,000	$ 11,396,000	$ 22,245,000	$ 21,783,000	$ 25,021,000	$ 28,460,000	$ 36,301,000	$ 26,719,000	$ 60,276,000
Allowance for loan losses	(3,573,000)	[1]	(26,247,000)		(26,247,000)			(19,570,000)	(22,277,000)			(19,570,000)	(22,277,000)							(6,677,000)	(11,280,000)			(6,677,000)	(11,280,000)		(33,557,000)
Net Balance	27,140,000		31,777,000	31,777,000	58,024,000	9,994,000	1,698,000	29,564,000	23,975,000	9,994,000	1,698,000	29,564,000	23,975,000	17,064,000	14,056,000	17,064,000	14,056,000	4,719,000	10,965,000	11,396,000	22,245,000	21,783,000	25,021,000	28,460,000	36,301,000	26,719,000	60,276,000
Balance	$ 27,140,000		$ 31,777,000	$ 31,777,000	$ 58,024,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 17,064,000	$ 14,056,000	$ 17,064,000	$ 14,056,000	$ 4,719,000	$ 10,965,000	$ 11,396,000	$ 22,245,000	$ 21,783,000	$ 25,021,000	$ 28,460,000	$ 36,301,000	$ 26,719,000	$ 60,276,000

[1]	Please refer to Specific Reserve Allowances below.

Note D - Investments In Real Estate Loans (Detail) - Specific Reserve Allowance for Non-Performing Loans (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Balance	$ 3,573,000	[1]		$ 26,247,000	[1]	$ 33,557,000
Specific Reserve Allocation				1,028,000		8,300,000
Reduction in Specific Reserve Allocation				(1,413,000)		(9,642,000)
Loan Pay Downs	(14,295,000)		(133,000)	(248,000)		(4,958,000)
Transfers to REO and Notes Receivables	(5,944,000)		(6,676,000)	(6,677,000)		(19,059,000)
Commercial Loans [Member] | Beginning of Period [Member]
Balance				27,486,000		45,362,000
Commercial Loans [Member] | End of Period [Member]
Balance				22,392,000		27,486,000
Commercial Loans [Member]
Specific Reserve Allocation				507,000		3,134,000
Reduction in Specific Reserve Allocation				(1,413,000)		(9,642,000)
Loan Pay Downs				(248,000)		(1,611,000)
Transfers to REO and Notes Receivables				(3,940,000)		(9,757,000)
Construction Loans [Member] | Beginning of Period [Member]
Balance				5,647,000		8,361,000
Construction Loans [Member] | End of Period [Member]
Balance				2,971,000		5,647,000
Construction Loans [Member]
Specific Reserve Allocation				61,000		4,742,000
Loan Pay Downs						(3,347,000)
Transfers to REO and Notes Receivables				(2,737,000)		(4,109,000)
Land Loans[Member] | Beginning of Period [Member]
Balance				424,000		5,193,000
Land Loans[Member] | End of Period [Member]
Balance				884,000		424,000
Land Loans[Member]
Specific Reserve Allocation				460,000		424,000
Transfers to REO and Notes Receivables						(5,193,000)
Beginning of Period [Member]
Balance	26,247,000		33,557,000	33,557,000		58,916,000
End of Period [Member]
Balance	$ 3,573,000		$ 26,290,000	$ 26,247,000		$ 33,557,000

[1]	Please refer to Specific Reserve Allowance below.

Note D - Investments In Real Estate Loans (Detail) - Troubled Debt Restructurings (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Loans		7	5
Fund Balance (in Dollars)	$ 600,000	$ 30,845,000	$ 27,971,000
Performing Loans [Member] | Commercial Loans [Member]
Number of Loans		3	2
Fund Balance (in Dollars)		2,821,000	11,936,000
Performing Loans [Member] | Construction Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		6,655,000	5,335,000
Performing Loans [Member] | Land Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		7,450,000	7,450,000
Performing Loans [Member]
Number of Loans		5	4
Fund Balance (in Dollars)		16,926,000	24,721,000
Non Performing Loans [Member] | Commercial Loans [Member]
Number of Loans		2	1
Fund Balance (in Dollars)		13,919,000	3,250,000
Non Performing Loans [Member]
Number of Loans		2	1
Fund Balance (in Dollars)		13,919,000	3,250,000
Commercial Loans [Member]
Number of Loans		5	3
Fund Balance (in Dollars)		16,740,000	15,186,000
Construction Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		6,655,000	5,335,000
Land Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		$ 7,450,000	$ 7,450,000

Note F - Real Estate Held for Sale - 10-K (Detail) - Roll Forward of REO (USD $)	1 Months Ended						2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Jul. 25, 2011	Sep. 30, 2010	Aug. 25, 2010	Jul. 31, 2010	May 31, 2010	Mar. 31, 2010	Jul. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2010 Report Total [Member] Beginning of Period [Member]	Dec. 31, 2010 Report Total [Member] End of Period [Member]	Dec. 31, 2010 Report Total [Member]	Dec. 31, 2010 Land [Member] Beginning of Period [Member] Land Held for Sale [Member]	Dec. 31, 2010 Land [Member] Beginning of Period [Member]	Dec. 31, 2010 Land [Member] End of Period [Member] Land Held for Sale [Member]	Dec. 31, 2010 Land [Member] End of Period [Member]	Dec. 31, 2010 Land [Member] Land Held for Sale [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2010 Residential Building [Member] Beginning of Period [Member]	Dec. 31, 2011 Residential Building [Member]	Dec. 31, 2010 Residential Building [Member]	Dec. 31, 2011 Beginning of Period [Member]	Dec. 31, 2011 End of Period [Member]
Balance	$ 27,140,000								$ 31,777,000				$ 22,094,000	$ 12,808,000		$ 19,959,000	$ 12,808,000	$ 12,808,000	$ 10,767,000			$ 2,135,000			$ 12,808,000	$ 10,767,000
Acquisitions Through Foreclosure										160,000	9,200,000				9,033,000					7,342,000			160,000	1,691,000
Write Downs										(1,951,000)		1,600,000			(3,686,000)					(3,686,000)	(1,951,000)
Additions / (Cash Reductions)										(90,000)					(9,000)					(9,000)	(90,000)
Seller Financed / New Loan															(3,500,000)					(3,500,000)
Net Cash Proceeds on Sales	200,000								11,000,000	(427,000)					(11,409,000)					(7,627,000)			(427,000)	(3,782,000)
Net Gain (Loss) on Sale of Real Estate	0.1	2,000	64,000	120,000	41,000	8,000	21,000	96,000		267,000					285,000					329,000			267,000	(44,000)
Balance										$ 31,777,000			$ 22,094,000	$ 12,808,000		$ 19,959,000	$ 12,808,000	$ 12,808,000	$ 10,767,000			$ 2,135,000			$ 12,808,000	$ 10,767,000

Note G - Assets Held for Sale and Discounted Operations - 10-K (Detail) (USD $)	1 Months Ended			11 Months Ended		12 Months Ended			1 Months Ended					11 Months Ended			1 Months Ended
	Oct. 31, 2012	Jul. 31, 2010	Jun. 12, 2007	Nov. 28, 2011	Dec. 02, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 22, 2008	Jul. 31, 2010 VRMI II [Member]	Sep. 30, 2012 VRMI I [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Jul. 31, 2010 VRMI I [Member]	Dec. 02, 2011 NorthStar [Member]	Dec. 02, 2011 HFS [Member]	Nov. 28, 2011 ADP [Member] Cash Bond [Member]	Jun. 12, 2007 Minimum [Member]	Jun. 12, 2007 Maximum [Member]	Sep. 22, 2008 Cash Bond [Member]
Number of Cemeteries		4
Number of Mortuaries		8
Amount to Acquire Manager's Interest		$ 500,000							$ 375,000
Investment Owned, Percent of Net Assets									62.00%				38.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price		14,100,000
Noncontrolling Interest, Fair Value		5,400,000
Time Until Close of Sale						12
Proceeds From Sale of Membership Interests in HFS					8,866,000
Cash Balance Retained From Transaction														806,000
Accounts Receivable, Related Parties, Current						100,000				100,000	100,000	700,000		38,000
Months to Repurchase HFS					15
Deferred Gain on Sale of Property						102,000	30,000								102,000
Threshold for No Further Litigation			9,000,000
Alleged Trust Deficiency																	24,400,000	32,700,000
JudgementObtainedAmount								1,119,000
Cash and Cash Equivalents, Fair Value Disclosure																800,000			1,972,000
Legal Fees	$ 420,000			$ 100,000

Note G - Assets Held for Sale and Discounted Operations - 10-K (Detail) - Allocation of HFS (USD $)	Sep. 30, 2012	Jul. 31, 2010
Cash	$ 1,252,000	$ 1,032,000
Preneed receivables		4,063,000
Other receivable		1,037,000
Inventory	55,000	22,000
Property and equipment	52,578,000	8,390,000
Other assets		523,000
Accounts payable and accrued liabilities	(7,281,000)	(842,000)
Deferred preneed revenues		(72,000)
Net assets		$ 14,153,000

Note G - Assets Held for Sale and Discounted Operations - 10-K (Detail) - Net Assets Held for Sale (USD $)	11 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Dec. 31, 2010
Cemetery trust investments	$ 44,210,000
Total assets	60,847,000	57,661,000	59,416,000
Liabilities of Assets Held for Sale	45,769,000	46,650,000
Net assets held for sale	11,747,000
Cemetery property, at cost	3,140,000		4,400,000
Property and equipment	5,335,000	52,589,000
Liabilities of Assets Held for Sale	49,100,000	46,650,000
Current Assets [Member]
Other Assets	3,772,000
Preneed Cemetery Receivables, Net [Member]
Other Assets	3,324,000
Deferred Charges and Other Assets [Member]
Other Assets	1,066,000
Accounts Payable and Accrued Liabilities [Member]
Liabilities of Assets Held for Sale	1,120,000
Deferred Preneed Cemetery Revenues [Member]
Liabilities of Assets Held for Sale	1,752,000
Trusts' Corpus [Member]
Liabilities of Assets Held for Sale	$ 46,228,000

Note J - Secured Borrowings - 10-K (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 02, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate, Number of Loans				19		24		18
Participation Interest	11.00%
Deferred Finance Costs, Net	$ 900,000
Funds Used Under Inter-Creditor Agreements						0		1,300,000
Interest Reserves						0		200,000
Secured Debt, Repurchase Agreements								1,100,000
Interest Expense		2,000	60,000	2,000	178,000	206,000	107,000	965,000
Real Estate Loans [Member]
Mortgage Loans on Real Estate, Number of Loans	6
Secured Debt [Member]
Interest Expense						$ 88,000		$ 600,000

Note K - Notes Payable - 10-K (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 27, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 02, 2011	Dec. 31, 2010	Apr. 30, 2011	Dec. 31, 2011 Directors and Officers Liability [Member]	Dec. 03, 2010 VRMI II [Member] VRM I and VRM II [Member]	Dec. 03, 2010 VRM I and VRM II [Member]
Term Of Loan Receivable								12 years	12 years
Annual Interest Rate on Insurance Policy									3.20%
Down Payment	$ 82,000
Number of Monthly Payments	9
General Insurance Expense	28,000	73,000	73,000	219,000	230,000	304,000		316,000
Notes Payable		74,000		74,000		25,000		1,324,000		25,000
Balance per consolidated balance sheets (in Dollars) (in Dollars)		27,140,000		27,140,000		31,777,000					1,300,000	1,600,000
Interest Rate on Notes Payable							9.00%
Interest Expense		$ 2,000	$ 60,000	$ 2,000	$ 178,000	$ 206,000	$ 107,000	$ 965,000

Note L - Fair Value - 10-K (Detail) - Assets and Liabilities at Fair Value on a Recurring Basis (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 732,000	$ 592,000
Balance	732,000	592,000	539,000
Balance	27,240,000	30,646,000
Balance	27,140,000	31,777,000
Assets under secured borrowings	214,000	149,000	150,000
Secured borrowings			1,088,000
Secured borrowings			1,088,000
Balance	732,000	592,000	539,000
Balance	27,140,000	31,777,000
Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Balance		592,000	539,000
Marketable Securities [Member]
Balance		592,000	539,000
Balance		592,000	539,000
Balance		592,000	539,000
Real Estate Loans [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Balance			26,624,000
Real Estate Loans [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Balance			26,624,000
Balance			26,719,000
Balance			26,719,000
Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Balance		30,646,000
Real Estate Loans [Member]
Balance		30,646,000
Balance		31,777,000	30,700,000
Balance		31,777,000	30,700,000
Fair Value, Inputs, Level 1 [Member]
Balance	732,000	592,000
Fair Value, Inputs, Level 3 [Member] | Assets Under Secured Borrowings [Member]
Assets under secured borrowings			1,320,000
Fair Value, Inputs, Level 3 [Member]
Balance	27,240,000	30,646,000
Secured borrowings			1,088,000
Assets Under Secured Borrowings [Member]
Assets under secured borrowings			1,320,000
Assets under secured borrowings			$ 1,320,000

Note L - Fair Value - 10-K (Detail) - Changes in Assets at Fair Value on Recurring Basis (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Reduction Of Allowance On Real Estate Loans Due To Loan Payments [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 New Mortgage Loand and Mortgage Loans Acquired [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 New Mortgage Loand and Mortgage Loans Acquired [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Transfer of Allowance on Real Estate Loans Converted to Unsecured Notes Receivable [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Collections And Settlements Of Principal And Sales Of Investment In Real Estate Loans [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Collections And Settlements Of Principal And Sales Of Investment In Real Estate Loans [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Conversion Of Real Estate Loans To Unsecured Notes Payable [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Transfer of Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Payments on Assets Under Secured Borrowings [Member] Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Payments on Assets Under Secured Borrowings [Member] Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Real Estate Loan to Assets Held For Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Allowance on Real Estate Loan to Assets Held For Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Assets Under Secured Borrowings [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010
Reduction of Allowance For Loan Losses Related to Sales and Payments of Investment in Real Estate Loans [Member]
Investment in Real Estate Loans [Member]
Fair Value, Inputs, Level 3 [Member]
																								Dec. 31, 2011 Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	$ 50,000	$ 955,000	$ 815,000	$ 955,000	$ 1,028,000	$ 8,300,000																		$ (1,028,000)	$ (8,300,000)
Purchase and additions of assets
Purchase and additions of assets							2,736,000	9,302,000	249,000	13,723,000	8,528,000	3,940,000					(18,333,000)			(17,290,000)	9,756,000	6,822,000
Sales, pay downs and reduction of assets
Sales, pay downs and reduction of assets													(9,046,000)	(31,575,000)	(3,940,000)	(2,896,000)		(1,320,000)	(7,050,000)				14,600,000
Temporary change in estimated fair value based on future cash flows																								284,000	654,000
Balance	27,140,000		27,140,000		31,777,000																			30,646,000	26,624,000	1,320,000	8,370,000
Balance			$ 31,777,000																					$ 26,624,000	$ 52,460,000	$ 1,320,000	$ 8,370,000

Note L - Fair Value - 10-K (Detail) - Changes in Liabilities at Fair Value on Recurring Basis (Fair Value, Inputs, Level 3 [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Balance on		$ 1,088,000	$ 7,910,000
Payment on secured borrowings	$ (1,088,000)	$ (6,822,000)